UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6453

Fidelity Court Street Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2007

Item 1. Reports to Stockholders

Fidelity®

Connecticut Municipal
Income Fund

and

Fidelity
Connecticut Municipal
Money Market Fund

Semiannual Report

May 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Connecticut Municipal Income Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Connecticut Municipal Money Market Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the Financial Statements

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks are currently on pace to register their fifth-straight year of positive returns, although gains could be trimmed if the U.S. economy continues to slow. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2006 to May 31, 2007).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value December 1, 2006	Ending Account Value May 31, 2007	Expenses Paid During Period* December 1, 2006 to May 31, 2007
Fidelity Connecticut Municipal Income Fund
Actual	$ 1,000.00	$ 999.70	$ 2.44
HypotheticalA	$ 1,000.00	$ 1,022.49	$ 2.47
Fidelity Connecticut Municipal Money Market Fund
Actual	$ 1,000.00	$ 1,016.10	$ 2.41
HypotheticalA	$ 1,000.00	$ 1,022.54	$ 2.42

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Fidelity Connecticut Municipal Income Fund	.49%
Fidelity Connecticut Municipal Money Market Fund	.48%

Semiannual Report

Fidelity Connecticut Municipal Income Fund

Investment Changes

Top Five Sectors as of May 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	31.0	30.8
Escrowed/Pre-Refunded	20.2	16.7
Special Tax	15.0	14.5
Health Care	7.8	8.3
Education	6.6	6.8
Weighted Average Maturity as of May 31, 2007
		6 months ago
Years	6.8	6.7

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity. Effective May 2007, the calculation was modified taking into account any maturity shortening feature, such as a call, refunding or redemption provision. The prior period figure reflects this change.

Duration as of May 31, 2007
6 months ago
Years	5.8	5.9

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of May 31, 2007	As of November 30, 2006
AAA 75.4%	AAA 76.0%
AA,A 18.8%	AA,A 17.9%
BBB 2.3%	BBB 2.1%
BB and Below 0.1%	BB and Below 0.1%
Not Rated 1.8%	Not Rated 1.3%
Short-Term Investments and Net Other Assets 1.6%	Short-Term Investments and Net Other Assets 2.6%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Semiannual Report

Fidelity Connecticut Municipal Income Fund

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.4%
	Principal Amount	Value
Connecticut - 84.8%
Branford Gen. Oblig. 5.25% 5/15/13 (MBIA Insured)	$ 500,000	$ 533,035
Bridgeport Gen. Oblig.:
Series 2001 C:
5.375% 8/15/12 (Pre-Refunded to 8/15/11 @ 100) (c)	3,290,000	3,486,347
5.375% 8/15/14 (Pre-Refunded to 8/15/11 @ 100) (c)	2,305,000	2,442,562
Series 2002 A, 5.375% 8/15/19 (FGIC Insured)	3,000,000	3,200,250
Series 2006 B:
5% 12/1/14 (FSA Insured)	1,655,000	1,762,294
5% 12/1/17 (FSA Insured)	1,830,000	1,961,357
5% 12/1/18 (FSA Insured)	1,635,000	1,744,398
Series A, 5.25% 8/15/16 (MBIA Insured)	1,320,000	1,420,478
Cap. City Econ. Dev. Auth. Series 2004 A, 5% 6/15/15 (FSA Insured)	1,705,000	1,809,619
Connecticut Arpt. Rev. (Bradley Int'l. Arpt. Proj.) Series A:
5.125% 10/1/31 (FGIC Insured) (b)	5,865,000	6,029,631
5.25% 10/1/10 (FGIC Insured) (b)	3,390,000	3,526,820
5.25% 10/1/11 (FGIC Insured) (b)	4,150,000	4,355,467
5.25% 10/1/12 (FGIC Insured) (b)	4,075,000	4,281,277
Connecticut Clean Wtr. Fund Rev. 6% 10/1/12	6,000,000	6,472,320
Connecticut Dev. Auth. Poll. Cont. Rev. (United Illuminating Co. Proj.) 3%, tender 2/1/09 (a)	3,240,000	3,171,247
Connecticut Dev. Auth. Wtr. Facilities Rev.:
(Aquatron Wtr. Corp., Proj.) 4.7% 7/1/36 (XL Cap. Assurance, Inc. Insured) (b)	5,000,000	4,883,600
(Bridgeport Hydraulic Proj.) 6.15% 4/1/35 (MBIA Insured) (b)	3,000,000	3,065,940
Connecticut Gen. Oblig.:
Series 2001 D:
5.125% 11/15/15 (Pre-Refunded to 11/15/11 @ 100) (c)	3,215,000	3,382,244
5.125% 11/15/18 (Pre-Refunded to 11/15/11 @ 100) (c)	5,995,000	6,306,860
Series 2002 D, 5.375% 11/15/21 (Pre-Refunded to 11/15/12 @ 100) (c)	5,000,000	5,366,100
Series 2002 E, 5.5% 11/15/12 (FSA Insured)	3,000,000	3,245,550
Series 2003 E, 5.25% 8/15/17 (Pre-Refunded to 8/15/13 @ 100) (c)	3,295,000	3,541,268
Series 2004 A, 5% 3/1/15 (MBIA Insured)	5,000,000	5,329,000
Series B:
5% 6/1/15 (MBIA Insured)	7,500,000	8,009,850
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Gen. Oblig.: - continued
Series B:
5.25% 6/1/18 (AMBAC Insured)	$ 3,150,000	$ 3,482,577
5.25% 6/1/19 (AMBAC Insured)	10,000,000	11,090,600
5.25% 6/1/20 (AMBAC Insured)	8,270,000	9,193,842
5.375% 6/15/13 (Pre-Refunded to 6/15/11 @ 100) (c)	6,325,000	6,684,070
5.375% 6/15/18 (Pre-Refunded to 6/15/11 @ 100) (c)	8,840,000	9,341,847
Series C, 5% 6/1/13	5,000,000	5,293,950
Series D:
5% 11/1/15	5,000,000	5,372,250
5.375% 11/15/16 (Pre-Refunded to 11/15/12 @ 100) (c)	5,000,000	5,366,100
5.375% 11/15/18 (Pre-Refunded to 11/15/12 @ 100) (c)	5,000,000	5,366,100
5.375% 11/15/20 (Pre-Refunded to 11/15/12 @ 100) (c)	2,435,000	2,613,291
Series E:
5% 12/15/16	3,020,000	3,259,758
6% 3/15/12 (Escrowed to Maturity) (c)	35,000	38,221
Series F, 5% 12/1/21	2,000,000	2,124,140
Connecticut Gen. Oblig. Rev. (Revolving Fund Ln. Prog.) Series 2003 A, 5% 10/1/17	2,000,000	2,117,520
Connecticut Health & Edl. Facilities Auth. Rev.:
(Connecticut College Proj.) Series D1, 5.75% 7/1/30 (Pre-Refunded to 7/1/10 @ 101) (c)	2,000,000	2,129,840
(Danbury Hosp. Proj.) Series G, 5.625% 7/1/25 (AMBAC Insured)	4,695,000	4,888,387
(Eastern Connecticut Health Network Proj.) 5.125% 7/1/30	1,500,000	1,548,465
(Hebrew Home & Hosp. Proj.) Series B:
5.15% 8/1/28	2,315,000	2,384,056
5.2% 8/1/38	4,190,000	4,293,703
(Loomis Chaffee School Proj.):
Series E, 5% 7/1/25	1,000,000	1,036,170
5.5% 7/1/26 (MBIA Insured)	610,000	613,819
(Lutheran Gen. Health Care Sys. Proj.) 7.375% 7/1/19 (Escrowed to Maturity) (c)	2,940,000	3,477,285
(New Britain Gen. Hosp. Proj.) Series B, 6% 7/1/24 (AMBAC Insured)	1,940,000	1,941,727
(Saint Raphael Hosp. Proj.) Series H:
5.25% 7/1/14 (AMBAC Insured)	4,050,000	4,369,383
6.5% 7/1/11 (AMBAC Insured)	3,280,000	3,601,998
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
(Saint Raphael Hosp. Proj.) Series H:
6.5% 7/1/13 (AMBAC Insured)	$ 3,125,000	$ 3,556,813
(Yale Univ. Proj.):
Series W, 5.125% 7/1/27	13,000,000	13,311,090
Series X1, 5% 7/1/42	14,015,000	14,496,130
(Yale-New Haven Hosp. Proj.) Series J-1:
5% 7/1/17 (AMBAC Insured)	3,095,000	3,313,847
5% 7/1/18 (AMBAC Insured)	3,020,000	3,219,380
5% 7/1/19 (AMBAC Insured)	2,035,000	2,163,022
Connecticut Higher Ed. Supplemental Ln. Auth. Rev. (Family Ed. Ln. Prog.) Series A, 5.5% 11/15/09 (b)	350,000	346,059
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series A, 5% 1/1/12 (AMBAC Insured)	1,520,000	1,593,249
Connecticut Resource Recovery Auth. Resource Recovery Rev. (Fuel Co. Proj.) Series A:
5.125% 11/15/13 (MBIA Insured) (b)	3,000,000	3,067,530
5.5% 11/15/09 (MBIA Insured) (b)	5,500,000	5,646,190
Connecticut Spl. Tax Oblig. Rev. (Trans. Infrastructure Proj.):
Series A:
5% 7/1/15 (MBIA Insured)	5,010,000	5,366,862
5% 7/1/18 (AMBAC Insured)	2,000,000	2,126,820
5% 7/1/23 (AMBAC Insured)	3,260,000	3,430,042
7.125% 6/1/10	3,550,000	3,765,947
Series B:
5% 1/1/15 (FGIC Insured)	8,910,000	9,462,509
5.25% 7/1/16 (AMBAC Insured)	7,645,000	8,378,079
6.125% 9/1/12	7,130,000	7,687,281
6.5% 10/1/12	7,100,000	7,975,359
Fairfield Gen. Oblig. 5% 1/1/14	1,835,000	1,960,844
Greater New Haven Wtr. Poll. Cont. Auth. Reg'l. Wastewtr. Sys. Rev. Series A, 5% 8/15/35 (MBIA Insured)	1,000,000	1,046,220
Hartford Gen. Oblig.:
Series 2005 D:
5% 9/1/19 (MBIA Insured)	1,700,000	1,797,427
5% 9/1/22 (MBIA Insured)	1,700,000	1,790,151
Series A, 5.25% 8/1/15 (FSA Insured)	1,335,000	1,452,013
Naugatuck Ctfs. of Prtn. (Incineration Facilities Proj.) Series A:
5% 6/15/14 (AMBAC Insured) (b)	1,335,000	1,382,326
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Naugatuck Ctfs. of Prtn. (Incineration Facilities Proj.) Series A: - continued
5% 6/15/17 (AMBAC Insured) (b)	$ 775,000	$ 803,187
Naugatuck Gen. Oblig.:
5.875% 2/15/21 (AMBAC Insured)	3,105,000	3,405,626
7.4% 9/1/08 (MBIA Insured)	370,000	386,491
New Britain Gen. Oblig.:
Series B, 6% 3/1/12 (MBIA Insured)	2,000,000	2,116,500
6% 2/1/12 (MBIA Insured)	400,000	436,668
New Haven Air Rights Parking Facility Rev. 5.375% 12/1/11 (AMBAC Insured)	1,165,000	1,239,071
New Haven Gen. Oblig.:
Series C:
5.125% 11/1/16 (Escrowed to Maturity) (c)	30,000	32,697
5.125% 11/1/16 (Pre-Refunded to 11/1/12 @ 101) (c)	3,470,000	3,712,171
5% 2/1/14 (MBIA Insured)	2,080,000	2,214,139
5% 2/1/15 (MBIA Insured)	1,705,000	1,824,521
5% 11/1/15 (AMBAC Insured)	2,575,000	2,770,520
5% 11/1/16 (AMBAC Insured)	6,000,000	6,490,740
5% 2/1/20 (MBIA Insured)	1,925,000	2,033,859
5% 2/1/20 (Pre-Refunded to 2/1/15 @ 100) (c)	505,000	540,401
New Milford Gen. Oblig.:
5% 1/15/15 (AMBAC Insured)	1,025,000	1,096,504
5% 1/15/16 (AMBAC Insured)	1,025,000	1,102,869
5% 1/15/17 (AMBAC Insured)	1,025,000	1,107,779
South Central Reg'l. Wtr. Auth. Wtr. Sys. Rev.:
18th Series B1, 5% 8/1/28 (MBIA Insured)	4,655,000	4,859,448
Series A:
5.25% 8/1/19 (MBIA Insured)	1,020,000	1,131,353
5.25% 8/1/21 (MBIA Insured)	2,795,000	3,115,139
Stamford Gen. Oblig.:
5.25% 7/15/12	2,810,000	2,855,325
5.25% 7/15/14	6,565,000	7,072,081
5.25% 7/15/15	3,000,000	3,228,330
5.25% 2/1/21 (Pre-Refunded to 2/1/14 @ 100) (c)	1,045,000	1,126,311
5.25% 2/1/24 (Pre-Refunded to 2/1/14 @ 100) (c)	1,070,000	1,153,257
5.5% 7/15/13	2,675,000	2,884,346
5.5% 7/15/14	1,250,000	1,349,625
Stamford Hsg. Auth. Multi-family Rev. (Fairfield Apts. Proj.) 4.75%, tender 12/1/08 (a)(b)	6,000,000	6,040,680
Trumbull Gen. Oblig. 5% 1/15/17 (AMBAC Insured)	1,100,000	1,165,274
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Univ. of Connecticut:
Series 2007 A, 4% 4/1/23	$ 1,900,000	$ 1,820,219
Series A, 5% 1/15/17 (MBIA Insured)	2,000,000	2,118,680
Watertown Gen. Oblig. 5% 8/1/18 (MBIA Insured)	1,060,000	1,131,932
West Hartford Gen. Oblig. Series A:
5% 1/15/14	1,135,000	1,213,236
5% 1/15/15	1,135,000	1,216,209
5% 1/15/16	1,135,000	1,212,566
West Haven Gen. Oblig. 5% 7/1/15 (MBIA Insured)	2,480,000	2,661,958
		377,961,515
Guam - 0.4%
Guam Ed. Fing. Foundation Series A, 5% 10/1/14	1,000,000	1,046,710
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 5.875% 7/1/35	470,000	500,715
		1,547,425
Puerto Rico - 13.0%
Puerto Rico Commonwealth Gen. Oblig.:
(Pub. Impt. Proj.) Series 2002 A, 5.5% 7/1/20 (MBIA Insured)	2,000,000	2,265,900
Series A, 5.5% 7/1/18 (MBIA Insured)	1,820,000	2,053,542
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.:
Series 1996 Y, 5% 7/1/36 (Pre-Refunded to 7/1/16 @ 100) (c)	2,950,000	3,186,502
Series 1998 AA, 5.5% 7/1/19 (MBIA Insured)	2,500,000	2,820,400
Series Y, 5.5% 7/1/36 (Pre-Refunded to 7/1/16 @ 100) (c)	1,500,000	1,677,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series E, 5.5% 7/1/17 (FSA Insured)	5,400,000	6,070,734
Series N, 5.25% 7/1/34	1,500,000	1,697,940
Puerto Rico Commonwealth Infrastructure Fing. Auth.:
Series 2000 A, 5.5% 10/1/40 (Escrowed to Maturity) (c)	4,565,000	4,846,569
Series C, 5.5% 7/1/17 (AMBAC Insured)	6,000,000	6,745,260
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series HH, 5.25% 7/1/29 (Pre-Refunded to 7/1/10 @ 101) (c)	13,235,000	13,923,749
Series JJ, 5.25% 7/1/15 (MBIA Insured)	5,000,000	5,463,450
Series QQ:
5.25% 7/1/14 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,405,859
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.: - continued
Series QQ:
5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured)	$ 800,000	$ 898,856
Series VV, 5.25% 7/1/24 (FGIC Insured)	2,500,000	2,794,775
Puerto Rico Muni. Fin. Agcy. Series 2005 C, 5.25% 8/1/17 (FSA Insured)	2,000,000	2,208,620
		58,059,156
Virgin Islands - 0.2%
Virgin Islands Pub. Fin. Auth. Refinery Facilities Rev. 4.7% 7/1/22 (b)	1,100,000	1,092,454
TOTAL INVESTMENT PORTFOLIO - 98.4% (Cost $431,903,564)	438,660,550
NET OTHER ASSETS - 1.6%	7,292,065
NET ASSETS - 100%	$ 445,952,615
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	31.0%
Escrowed/Pre-Refunded	20.2%
Special Tax	15.0%
Health Care	7.8%
Education	6.6%
Water & Sewer	5.9%
Others* (individually less than 5%)	13.5%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Connecticut Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	May 31, 2007 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $431,903,564)		$ 438,660,550
Cash		598,852
Receivable for investments sold		196,261
Receivable for fund shares sold		386,754
Interest receivable		7,056,703
Prepaid expenses		1,151
Other receivables		41,265
Total assets		446,941,536

Liabilities
Payable for fund shares redeemed	$ 283,348
Distributions payable	441,441
Accrued management fee	135,908
Transfer agent fee payable	72,829
Other affiliated payables	29,970
Other payables and accrued expenses	25,425
Total liabilities		988,921

Net Assets		$ 445,952,615
Net Assets consist of:
Paid in capital		$ 439,113,403
Distributions in excess of net investment income		(9,484)
Accumulated undistributed net realized gain (loss) on investments		91,710
Net unrealized appreciation (depreciation) on investments		6,756,986
Net Assets, for 39,850,842 shares outstanding		$ 445,952,615
Net Asset Value, offering price and redemption price per share ($445,952,615 ÷ 39,850,842 shares)		$ 11.19

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Connecticut Municipal Income Fund

Financial Statements - continued

Statement of Operations

	Six months ended May 31, 2007 (Unaudited)

Investment Income
Interest		$ 9,320,333

Expenses
Management fee	$ 800,874
Transfer agent fees	144,859
Accounting fees and expenses	56,147
Custodian fees and expenses	3,108
Independent trustees' compensation	724
Registration fees	18,233
Audit	28,718
Legal	1,641
Miscellaneous	2,025
Total expenses before reductions	1,056,329
Expense reductions	(91,740)	964,589
Net investment income		8,355,744
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		84,020
Change in net unrealized appreciation (depreciation) on investment securities		(8,637,490)
Net gain (loss)		(8,553,470)
Net increase (decrease) in net assets resulting from operations		$ (197,726)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2007 (Unaudited)	Year ended November 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 8,355,744	$ 16,663,488
Net realized gain (loss)	84,020	3,281,822
Change in net unrealized appreciation (depreciation)	(8,637,490)	1,728,089
Net increase (decrease) in net assets resulting from operations	(197,726)	21,673,399
Distributions to shareholders from net investment income	(8,347,138)	(16,651,892)
Distributions to shareholders from net realized gain	(3,007,749)	(3,980,932)
Total distributions	(11,354,887)	(20,632,824)
Share transactions Proceeds from sales of shares	53,164,871	71,533,839
Reinvestment of distributions	8,101,511	14,699,737
Cost of shares redeemed	(36,546,451)	(88,973,643)
Net increase (decrease) in net assets resulting from share transactions	24,719,931	(2,740,067)
Redemption fees	196	1,298
Total increase (decrease) in net assets	13,167,514	(1,698,194)

Net Assets
Beginning of period	432,785,101	434,483,295
End of period (including distributions in excess of net investment income of $9,484 and undistributed net investment income of $2,333, respectively)	$ 445,952,615	$ 432,785,101
Other Information Shares
Sold	4,705,059	6,307,680
Issued in reinvestment of distributions	716,628	1,295,433
Redeemed	(3,231,551)	(7,859,270)
Net increase (decrease)	2,190,136	(256,157)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 11.49	$ 11.46	$ 11.68	$ 11.91	$ 11.69	$ 11.51
Income from Investment Operations
Net investment income D	.217	.443	.461	.477	.489	.497
Net realized and unrealized gain (loss)	(.220)	.135	(.146)	(.115)	.253	.249
Total from investment operations	(.003)	.578	.315	.362	.742	.746
Distributions from net investment income	(.217)	(.443)	(.460)	(.477)	(.487)	(.497)
Distributions from net realized gain	(.080)	(.105)	(.075)	(.115)	(.035)	(.069)
Total distributions	(.297)	(.548)	(.535)	(.592)	(.522)	(.566)
Redemption fees added to paid in capital D, F	-	-	-	-	-	-
Net asset value, end of period	$ 11.19	$ 11.49	$ 11.46	$ 11.68	$ 11.91	$ 11.69
Total Return B, C	(.03)%	5.21%	2.72%	3.11%	6.45%	6.64%
Ratios to Average Net Assets E
Expenses before reductions	.49% A	.48%	.49%	.49%	.50%	.50%
Expenses net of fee waivers, if any	.49% A	.48%	.49%	.49%	.50%	.50%
Expenses net of all reductions	.44% A	.42%	.47%	.48%	.49%	.46%
Net investment income	3.84% A	3.91%	3.96%	4.05%	4.11%	4.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 445,953	$ 432,785	$ 434,483	$ 426,783	$ 438,534	$ 455,676
Portfolio turnover rate	2% A	23%	16%	12%	14%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Connecticut Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 5/31/07	% of fund's investments 11/30/06	% of fund's investments 5/31/06
0 - 30	89.1	89.4	84.9
31 - 90	3.6	1.7	5.6
91 - 180	4.7	2.8	6.7
181 - 397	2.6	6.1	2.8
Weighted Average Maturity
	5/31/07	11/30/06	5/31/06
Fidelity Connecticut Municipal Money Market Fund	22 Days	29 Days	26 Days
Connecticut Tax-Free Money Market Funds Average*	27 Days	29 Days	25 Days
Asset Allocation (% of fund's net assets)
As of May 31, 2007	As of November 30, 2006
Variable Rate Demand Notes (VRDNs) 86.9%	Variable Rate Demand Notes (VRDNs) 80.8%
Commercial Paper (including CP Mode) 3.9%	Commercial Paper (including CP Mode) 2.5%
Tender Bonds 2.2%	Tender Bonds 0.0%
Municipal Notes 4.8%	Municipal Notes 9.0%
Fidelity Municipal Cash Central Fund 0.0%	Fidelity Municipal Cash Central Fund 3.0%
Other Investments 0.5%	Other Investments 0.6%
Net Other Assets 1.7%	Net Other Assets 4.1%

*Source: iMoneyNet, Inc.

Semiannual Report

Fidelity Connecticut Municipal Money Market Fund

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 98.3%
	Principal Amount	Value
Connecticut - 82.8%
Bridgeport Gen. Oblig. Participating VRDN:
Series ROC II R182, 3.8% (Liquidity Facility Citibank NA) (a)(c)	$ 2,865,000	$ 2,865,000
Series ROC II R45, 3.8% (Liquidity Facility Citibank NA) (a)(c)	10,110,000	10,110,000
Connecticut Participating VRDN:
Series LB 07 P30W, 3.87% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	17,720,000	17,720,000
Series MSTC 7008, 3.79% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	5,000,000	5,000,000
Series PT 4118, 3.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	25,290,000	25,290,000
Series PT 4128, 3.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	12,755,000	12,755,000
Connecticut Arpt. Rev. Participating VRDN Series MSTC 01 129, 3.79% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)(c)	17,915,000	17,915,000
Connecticut Dev. Auth. Health Care Rev. (Corp. for Independent Living Proj.):
Series 1990, 3.8%, LOC JPMorgan Chase Bank, VRDN (a)	32,590,000	32,590,000
Series 1999, 3.8%, LOC Dexia Cr. Local de France, VRDN (a)	5,050,000	5,050,000
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1999, 3.68% tender 6/14/07, CP mode	10,000,000	10,000,000
Connecticut Dev. Auth. Wtr. Facilities Rev.:
Participating VRDN Series PA 1250, 3.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	7,650,000	7,650,000
(Connecticut Wtr. Co. Proj.) Series 2004 A, 3.78%, LOC Citizens Bank of Rhode Island, VRDN (a)(b)	1,250,000	1,250,000
Connecticut Gen. Oblig.:
Bonds Series 1997 D, 5.5% 12/1/07	8,775,000	8,860,644
Participating VRDN:
Series 1518, 3.8% (Liquidity Facility Morgan Stanley) (a)(c)	24,485,000	24,485,000
Series 75, 3.8% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(c)	4,870,000	4,870,000
Series BA 02 A, 3.81% (Liquidity Facility Bank of America NA) (a)(c)	4,815,000	4,815,000
Series EGL 01 701, 3.81% (Liquidity Facility Citibank NA) (a)(c)	20,000,000	20,000,000
Series Floaters 00 515, 3.8% (Liquidity Facility Morgan Stanley) (a)(c)	4,000,000	4,000,000
Municipal Securities - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Gen. Oblig.: - continued
Participating VRDN:
Series Floaters 01 681, 3.8% (Liquidity Facility Morgan Stanley) (a)(c)	$ 10,220,000	$ 10,220,000
Series MS 00 514, 3.8% (Liquidity Facility Morgan Stanley) (a)(c)	9,695,000	9,695,000
Series MS 01 1395, 3.8% (Liquidity Facility Morgan Stanley) (a)(c)	16,000,000	16,000,000
Series MS 01 571, 3.8% (Liquidity Facility Morgan Stanley) (a)(c)	24,470,000	24,470,000
Series MS 06 1792, 3.8% (Liquidity Facility Morgan Stanley) (a)(c)	4,115,000	4,115,000
Series MS 1053, 3.8% (Liquidity Facility Morgan Stanley) (a)(c)	22,900,000	22,900,000
Series MT 369, 3.78% (Liquidity Facility DEPFA BANK PLC) (a)(c)	10,505,000	10,505,000
Series PA 888R, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,995,000	4,995,000
Series PT 1246, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	9,895,000	9,895,000
Series PT 1409, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	12,270,000	12,270,000
Series PT 2223, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	10,700,000	10,700,000
Series PT 2532, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	15,000	15,000
Series PT 2693, 3.78% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	44,285,000	44,285,000
Series Putters 1550, 3.79% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,870,000	6,870,000
Series Putters 1786, 3.79% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	8,975,000	8,975,000
Series Putters 320, 3.79% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	6,595,000	6,595,000
Series ROC II R 596, 3.8% (Liquidity Facility Citibank NA) (a)(c)	4,180,000	4,180,000
Series ROC II R1064, 3.8% (Liquidity Facility Citigroup, Inc.) (a)(c)	6,720,000	6,720,000
Series ROC II R3013, 3.8% (Liquidity Facility Citigroup, Inc.) (a)(c)	5,230,000	5,230,000
Series ROC II R4009, 3.8% (Liquidity Facility Citigroup, Inc.) (a)(c)	18,580,000	18,580,000
Series ROC II R4048, 3.8% (Liquidity Facility Citigroup, Inc.) (a)(c)	5,165,000	5,165,000
Municipal Securities - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Gen. Oblig.: - continued
Series 2004 A, 3.8% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	$ 53,970,000	$ 53,970,000
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds:
(Yale Univ. Proj.) Series S-2, 3.76% tender 8/15/07, CP mode	23,080,000	23,080,000
Series PT 905, 3.66%, tender 9/13/07 (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)(d)	37,875,000	37,875,000
Participating VRDN:
Series AAB 05 59, 3.82% (Liquidity Facility ABN-AMRO Bank NV) (a)(c)	19,995,000	19,995,000
Series EGL 02 6027 Class A, 3.8% (Liquidity Facility Bayerische Landesbank (UNGTD)) (a)(c)	19,805,000	19,805,000
Series EGL 04 19 Class A, 3.81% (Liquidity Facility Citibank NA) (a)(c)	14,850,000	14,850,000
Series LB 05 K6, 3.84% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	9,230,000	9,230,000
Series MS 06 1353, 3.8% (Liquidity Facility Morgan Stanley) (a)(c)	2,620,000	2,620,000
Series MS 06 1637, 3.8% (Liquidity Facility Morgan Stanley) (a)(c)	21,475,000	21,475,000
(Charlotte Hungerford Hosp. Proj.) Series C, 3.74%, LOC Bank of America NA, VRDN (a)	3,105,000	3,105,000
(Greenwich Family YMCA Proj.) Series A, 3.81%, LOC Bank of New York, New York, VRDN (a)	5,000,000	5,000,000
(Hartford Hosp. Proj.) Series B, 3.74%, LOC Bank of America NA, VRDN (a)	19,175,000	19,175,000
(Pomfret School Issue Proj.) Series A, 3.74%, LOC Bank of America NA, VRDN (a)	4,800,000	4,800,000
(Sacred Heart Univ. Proj.) 3.78%, LOC Bank of America NA, VRDN (a)	8,520,000	8,520,000
(Univ. of New Haven Proj.):
Series 2005 E, 3.75%, LOC Wachovia Bank NA, VRDN (a)	11,900,000	11,900,000
3.78%, LOC Wachovia Bank NA, VRDN (a)	7,945,000	7,945,000
Connecticut Health & Edl. Facilities Auth. Rev. Quinnipiac Univ. Participating VRDN Series Solar 07 27, 3.79% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(c)	26,350,000	26,350,000
Connecticut Home Fin. Auth. Participating VRDN:
Series 06-K73, 3.89% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	7,725,000	7,725,000
Municipal Securities - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Home Fin. Auth. Participating VRDN: - continued
Series 06-P62U, 3.89% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	$ 11,000,000	$ 11,000,000
Connecticut Hsg. Fin. Auth.:
Participating VRDN:
Series LB 05 L14, 3.89% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	9,000,000	9,000,000
Series MT 37, 3.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	1,165,000	1,165,000
Series MT 374, 3.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	12,950,000	12,950,000
Series MT 376, 3.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	7,250,000	7,250,000
Series MT 38, 3.81% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)(c)	80,000	80,000
Series MT 63, 3.81% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)(c)	30,000	30,000
Series PT 2337, 3.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	95,000	95,000
Series PT 2817, 3.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	25,000	25,000
Series PT 3628, 3.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	5,770,000	5,770,000
Series ROC II R402, 3.84% (Liquidity Facility Citibank NA) (a)(b)(c)	3,895,000	3,895,000
(Connecticut Gen. Hsg. Proj.):
Series 2001 B4, 3.8% (AMBAC Insured), VRDN (a)(b)	3,320,000	3,320,000
Series E-5, 3.77% (AMBAC Insured), VRDN (a)(b)	3,600,000	3,600,000
Series 1990 C, 3.85% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (a)(b)	7,085,000	7,085,000
Series 1990 D, 3.85% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (a)(b)	12,680,000	12,680,000
Series 2002 A3, 3.77% (AMBAC Insured), VRDN (a)(b)	17,400,000	17,400,000
Series 2002 F2, 3.8% (AMBAC Insured), VRDN (a)(b)	36,500,000	36,500,000
Subseries 2005 B2, 3.8% (AMBAC Insured), VRDN (a)(b)	37,700,000	37,700,000
Subseries 2006 B2, 3.8% (AMBAC Insured), VRDN (a)(b)	176,025,000	176,025,001
Connecticut Hsg. Fin. Auth. Hsg. Mtg. Series F, 3.8% (AMBAC Insured), VRDN (a)(b)	20,050,000	20,050,000
Connecticut Spl. Tax Oblig. Rev.:
Participating VRDN:
Series MS 01 735, 3.8% (Liquidity Facility Morgan Stanley) (a)(c)	14,425,000	14,425,000
Municipal Securities - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Spl. Tax Oblig. Rev.: - continued
Participating VRDN:
Series PA 1039R, 3.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	$ 3,530,000	$ 3,530,000
Series Putters 612, 3.79% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	5,210,000	5,210,000
Series ROC II R122, 3.8% (Liquidity Facility Citibank NA) (a)(c)	12,265,000	12,265,000
Series ROC II R4068 3.8% (Liquidity Facility Citigroup, Inc.) (a)(c)	4,955,000	4,955,000
(Trans. Infrastructure Proj.):
Series 1, 3.8% (FSA Insured), VRDN (a)	39,100,000	39,100,000
Series 2003 1, 3.8% (AMBAC Insured), VRDN (a)	54,065,000	54,065,000
Series 2003 2, 3.8% (AMBAC Insured), VRDN (a)	70,240,000	70,240,000
East Haddam BAN 4% 5/15/08	13,400,000	13,445,613
Groton Town Gen. Oblig. BAN 4% 10/30/07	20,000,000	20,034,443
Hartford County Metropolitan District BAN 4% 11/15/07	8,900,000	8,916,986
New Britain Gen. Oblig. BAN 4.25% 4/4/08	8,000,000	8,046,107
New Haven Gen. Oblig. Series A:
3.73% 9/13/07, LOC Landesbank Hessen-Thuringen, CP	3,820,000	3,820,000
3.73% 9/14/07, LOC Landesbank Hessen-Thuringen, CP	7,000,000	7,000,000
3.75% 8/15/07, LOC Landesbank Hessen-Thuringen, CP	5,000,000	5,000,000
3.75% 8/16/07, LOC Landesbank Hessen-Thuringen, CP	5,000,000	5,000,000
3.75% 8/17/07, LOC Landesbank Hessen-Thuringen, CP	10,480,000	10,480,000
3.75% 9/12/07, LOC Landesbank Hessen-Thuringen, CP	3,405,000	3,405,000
South Central Reg'l. Wtr. Auth. Wtr. Sys. Rev.:
Participating VRDN Series EGL 06 75 Class A, 3.81% (Liquidity Facility Citibank NA) (a)(c)	7,005,000	7,005,000
Series 18B, 3.8% (MBIA Insured), VRDN (a)	13,150,000	13,150,000
Sterling BAN 4% 2/1/08	8,265,000	8,285,324
Thompson BAN 4% 12/13/07	6,500,000	6,515,136
Univ. of Connecticut Participating VRDN Series PA 1255, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	3,850,000	3,850,000
Waterford Gen. Oblig. BAN 3.71% 8/15/07	5,135,000	5,135,180
Weston Gen. Oblig. Participating VRDN Series ROC II R6501, 3.8% (Liquidity Facility Citigroup, Inc.) (a)(c)	1,845,000	1,845,000
		1,455,369,434
Puerto Rico - 15.5%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Participating VRDN Series ROC II R 10001 CE, 3.82% (Liquidity Facility Citigroup, Inc.) (a)(c)	18,000,000	18,000,000
Municipal Securities - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Commonwealth Gen. Oblig.:
Participating VRDN:
Series Merlots 00 EE, 3.81% (Liquidity Facility Wachovia Bank NA) (a)(c)	$ 9,390,000	$ 9,390,000
Series ROC II R185, 3.79% (Liquidity Facility Citibank NA) (a)(c)	4,405,000	4,405,000
TRAN 4.5% 7/30/07, LOC Bank of Nova Scotia, New York Agcy., LOC BNP Paribas SA	13,200,000	13,214,551
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Participating VRDN:
Series ROC II R 815, 3.79% (Liquidity Facility Citibank NA) (a)(c)	8,770,000	8,770,000
3.79% (Liquidity Facility Citibank NA) (a)(c)	2,400,000	2,400,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Participating VRDN:
Series MACN 05 N, 3.78% (Liquidity Facility Bank of America NA) (a)(c)	9,200,000	9,200,000
Series MACN 06 H, 3.78% (Liquidity Facility Bank of America NA) (a)(c)	5,475,000	5,475,000
Series Merlots 00 FFF, 3.81% (Liquidity Facility Wachovia Bank NA) (a)(c)	5,925,000	5,925,000
Series Merlots 05 A20, 3.81% (Liquidity Facility Bank of New York, New York) (a)(c)	4,095,000	4,095,000
Series Merlots 98 B8, 3.81% (Liquidity Facility Wachovia Bank NA) (a)(c)	5,130,000	5,130,000
Series PT 3623, 3.75% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	8,910,000	8,910,000
Series RobIns 14, 3.79% (Liquidity Facility Bank of New York, New York) (a)(c)	11,975,000	11,975,000
Series ROC 2 98 1, 3.79% (Liquidity Facility Citibank NA) (a)(c)	2,000,000	2,000,000
Series ROC II 99 2, 3.79% (Liquidity Facility Citibank NA) (a)(c)	3,500,000	3,500,000
Series ROC II R 785 CE, 3.79% (Liquidity Facility Citigroup, Inc.) (a)(c)	6,510,000	6,510,000
Series ROC II R 789 CE, 3.79% (Liquidity Facility Citigroup, Inc.) (a)(c)	3,100,000	3,100,000
Series ROC II R 790, 3.79% (Liquidity Facility Citibank NA) (a)(c)	15,000,000	15,000,000
Series ROC II R 814, 3.79% (Liquidity Facility Citibank NA) (a)(c)	11,745,000	11,745,000
Municipal Securities - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Commonwealth Infrastructure Fing. Auth. Participating VRDN:
Series EGL 00 5101 Class A, 3.8% (Liquidity Facility Citibank NA) (a)(c)	$ 10,000,000	$ 10,000,000
Series Merlots 00 A15, 3.81% (Liquidity Facility Bank of New York, New York) (a)(c)	11,985,000	11,985,000
Series MT 258, 3.75% (Liquidity Facility Bayerische Landesbank (UNGTD)) (a)(c)	7,700,000	7,700,000
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN:
Series BBT 06, 3.82% (Liquidity Facility Branch Banking & Trust Co.) (a)(c)	23,025,000	23,025,000
Series EGL 06 102 Class A, 3.8% (Liquidity Facility Citibank NA) (a)(c)	6,500,000	6,500,000
Series Putters 147, 3.78% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,100,000	1,100,000
Series Putters 1868, 3.85% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	15,310,000	15,310,000
Series RobIns 16, 3.79% (Liquidity Facility Bank of New York, New York) (a)(c)	4,570,000	4,570,000
Series ROC II R 11001 CE, 3.79% (Liquidity Facility Citibank NA) (a)(c)	23,100,000	23,100,000
Series ROC II R 11003 CE, 3.79% (Liquidity Facility Citibank NA) (a)(c)	10,350,000	10,350,000
Puerto Rico Govt. Dev. Bank Participating VRDN Series MT 254, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	$ 9,000,000	$ 9,000,000
Puerto Rico Indl., Tourist, Edl., Med. & Envir. Cont. Facilities Fing. Auth. (Ana G. Mendez Univ. Sys. Proj.) Series 1998, 3.88%, LOC Banco Santander Central Hispano SA, VRDN (a)	1,700,000	1,700,000
		273,084,551
TOTAL INVESTMENT PORTFOLIO - 98.3% (Cost $1,728,453,985)		1,728,453,985
NET OTHER ASSETS - 1.7%		29,610,524
NET ASSETS - 100%		$ 1,758,064,509
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Provides evidence of ownership in one or more underlying municipal bonds.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $37,875,000 or 2.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Connecticut Health & Edl. Facilities Auth. Rev. Bonds Series PT 905, 3.66%, tender 9/13/07 (Liquidity Facility Merrill Lynch & Co., Inc.)	3/13/07	$ 37,875,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 774,589
Income Tax Information
At November 30, 2006, the fund had a capital loss carryforward of approximately $58,675 all of which will expire on November 30, 2013.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Connecticut Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	May 31, 2007 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,728,453,985)		$ 1,728,453,985
Cash		14,623,507
Receivable for fund shares sold		13,991,572
Interest receivable		12,283,342
Distributions receivable from Fidelity Central Funds		129,217
Prepaid expenses		4,042
Receivable from investment adviser for expense reductions		3,709
Other receivables		465,837
Total assets		1,769,955,211

Liabilities
Payable for fund shares redeemed	$ 10,796,110
Distributions payable	42,988
Accrued management fee	531,657
Other affiliated payables	490,241
Other payables and accrued expenses	29,706
Total liabilities		11,890,702

Net Assets		$ 1,758,064,509
Net Assets consist of:
Paid in capital		$ 1,758,085,304
Undistributed net investment income		30,908
Accumulated undistributed net realized gain (loss) on investments		(51,703)
Net Assets, for 1,757,301,466 shares outstanding		$ 1,758,064,509
Net Asset Value, offering price and redemption price per share ($1,758,064,509 ÷ 1,757,301,466 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended May 31, 2007 (Unaudited)

Investment Income
Interest		$ 28,724,656
Income from Fidelity Central Funds		774,589
Total income		29,499,245

Expenses
Management fee	$ 3,036,433
Transfer agent fees	863,151
Accounting fees and expenses	83,429
Custodian fees and expenses	11,852
Independent trustees' compensation	2,620
Registration fees	11,577
Audit	22,425
Legal	5,811
Miscellaneous	5,067
Total expenses before reductions	4,042,365
Expense reductions	(949,259)	3,093,106
Net investment income		26,406,139
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		7,035
Net increase in net assets resulting from operations		$ 26,413,174

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Connecticut Municipal Money Market Fund

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2007 (Unaudited)	Year ended November 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 26,406,139	$ 41,544,622
Net realized gain (loss)	7,035	51,353
Net increase in net assets resulting from operations	26,413,174	41,595,975
Distributions to shareholders from net investment income	(26,405,614)	(41,542,016)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	2,341,749,813	3,561,033,862
Reinvestment of distributions	26,132,970	41,104,856
Cost of shares redeemed	(2,120,042,953)	(3,329,405,602)
Net increase (decrease) in net assets and shares resulting from share transactions	247,839,830	272,733,116
Total increase (decrease) in net assets	247,847,390	272,787,075

Net Assets
Beginning of period	1,510,217,119	1,237,430,044
End of period (including undistributed net investment income of $30,908 and undistributed net investment income of $30,383, respectively)	$ 1,758,064,509	$ 1,510,217,119

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.016	.029	.019	.007	.006	.010
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	.016	.029	.019	.007	.006	.010
Distributions from net investment income	(.016)	(.029)	(.019)	(.007)	(.006)	(.010)
Distributions from net realized gain	-	-	- F	-	-	-
Total distributions	(.016)	(.029)	(.019)	(.007)	(.006)	(.010)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	1.61%	2.97%	1.89%	.71%	.62%	.99%
Ratios to Average Net Assets D, E
Expenses before reductions	.49% A	.50%	.50%	.50%	.50%	.51%
Expenses net of fee waivers, if any	.48% A	.48%	.48%	.48%	.48%	.49%
Expenses net of all reductions	.38% A	.37%	.39%	.46%	.47%	.45%
Net investment income	3.20% A	2.94%	1.88%	.71%	.61%	1.00%
Supplemental Data
Net assets, end of period (000 omitted)	$1,758,065	$ 1,510,217	$ 1,237,430	$ 1,065,703	$ 1,054,577	$ 975,920

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2007 (Unaudited)

1. Organization.

Fidelity Connecticut Municipal Income Fund (the Income Fund) is a fund of Fidelity Court Street Trust. Fidelity Connecticut Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Court Street Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Court Street Trust and Fidelity Court Street Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Connecticut.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedule of Investments lists each of the Fidelity Central Funds as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, each Fund uses independent pricing services approved by the Board of Trustees to value their investments. For the Income Fund, debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities owned by the Money Market Fund are valued at amortized cost which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Income Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Fidelity Connecticut Municipal Income Fund	$ 431,823,896	$ 8,764,594	$ (1,927,940)	$ 6,836,654
Fidelity Connecticut Municipal Money Market Fund	1,728,453,985	-	-	-

Short-Term Trading (Redemption) Fees. Shares held in the Income Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Funds' net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

Semiannual Report

4. Operating Policies.

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $31,521,364 and $4,692,367, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rateand a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Connecticut Municipal Income Fund	.25%	.12%	.37%
Fidelity Connecticut Municipal Money Market Fund	.25%	.12%	.37%

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the Funds' transfer and shareholder servicing agent and accounting functions. The funds pay account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Connecticut Municipal Income Fund	.07%	|
Fidelity Connecticut Municipal Money Market Fund	.10%

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Fidelity Connecticut Municipal Income Fund	$ 529

During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse Funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Fidelity Connecticut Municipal Money Market Fund	.48%	$ 87,431

In addition, through arrangements with each applicable Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction

Fidelity Connecticut Municipal Income Fund	$ 3,108	$ 88,632	$ -
Fidelity Connecticut Municipal Money Market Fund	11,852	816,918	33,058

Semiannual Report

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
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123 South Lake Avenue
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16995 Bernardo Ctr. Drive
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1220 Roseville Parkway
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1740 Arden Way
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2001 North Main Street
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Colorado

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Connecticut

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Delaware

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Florida

4400 N. Federal Highway
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121 Alhambra Plaza
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1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

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3550 Tamiami Trail, South
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1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
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Georgia

3445 Peachtree Road, N.E.
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Illinois

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Indiana

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Kansas

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Maine

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Maryland

7315 Wisconsin Avenue
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Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

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Missouri

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St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

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56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
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New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
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North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Citibank, N.A.

New York, NY

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions

and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

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Fidelity®

Florida Municipal
Income Fund

and

Fidelity
Florida Municipal
Money Market Fund

Semiannual Report

May 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders
Notes to Shareholders	<Click Here>	An explanation of the changes to the fund.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Florida Municipal Income Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Florida Municipal Money Market Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the Financial Statements

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks are currently on pace to register their fifth-straight year of positive returns, although gains could be trimmed if the U.S. economy continues to slow. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Notes to Shareholders:

Fidelity® Florida Municipal Income Fund

On March 15, 2007, the Board of Trustees agreed to present a proposal to shareholders to merge Fidelity Florida Municipal Income Fund into Fidelity Municipal Income Fund. Shareholders of Florida Municipal Income are expected to meet on September 19, 2007, to vote on the proposal. If approved, the merger is expected to be completed by the end of October 2007.

The fund closed to most new accounts at the close of business on April 2, 2007.

Fidelity® Florida Municipal Money Market Fund

On March 15, 2007, the Board of Trustees agreed to present a proposal to shareholders to merge Fidelity Florida Municipal Money Market Fund into Fidelity Municipal Money Market Fund. Shareholders of Florida Municipal Money Market are expected to meet on September 19, 2007, to vote on the proposal. If approved, the merger is expected to be completed by the end of October 2007.

The fund closed to most new accounts at the close of business on April 2, 2007.

The notes to shareholders are not a solicitation of any proxy. For a free copy of the Proxy Statements describing the Reorganizations (and containing important information about fees, expenses and risk considerations) and Prospectuses for Fidelity Municipal Income Fund and Fidelity Municipal Money Market Fund, please call 1-800-544-3198 after July 23, 2007. The Prospectuses/Proxy Statements also will be available for free on the Securities and Exchange Commission's Web site (www.sec.gov).

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2006 to May 31, 2007).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Beginning Account Value December 1, 2006	Ending Account Value May 31, 2007	Expenses Paid During Period* December 1, 2006 to May 31, 2007
Fidelity Florida Municipal Income Fund
Actual	$ 1,000.00	$ 1,001.40	$ 2.40
HypotheticalA	$ 1,000.00	$ 1,022.54	$ 2.42
Fidelity Florida Municipal Money Market Fund
Actual	$ 1,000.00	$ 1,016.30	$ 2.51
HypotheticalA	$ 1,000.00	$ 1,022.44	$ 2.52

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Fidelity Florida Municipal Income Fund	.48%
Fidelity Florida Municipal Money Market Fund	.50%

Semiannual Report

Fidelity Florida Municipal Income Fund

Investment Changes

Top Five Sectors as of May 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	30.1	28.9
Health Care	17.9	15.8
Transportation	9.3	9.6
Water & Sewer	9.2	9.6
Escrowed/Pre-Refunded	8.4	8.7
Weighted Average Maturity as of May 31, 2007
		6 months ago
Years	5.7	6.0

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity. Effective May 2007, the calculation was modified taking into account any maturity shortening feature such as a call, refunding or redemption provision. The prior period figure reflects this change.

Duration as of May 31, 2007
6 months ago
Years	6.1	5.9

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of May 31, 2007*		As of November 30, 2006**
	AAA 71.5%		AAA 75.3%
	AA,A 22.0%		AA,A 17.8%
	BBB 4.9%		BBB 3.5%
	BB and Below 0.8%		BB and Below 0.7%
	Not Rated 1.7%		Not Rated 1.8%
	Short-Term Investments and Net Other Assets(dagger) (0.9)%		Short-Term Investments and Net Other Assets 0.9%
* Futures and Swaps	<0.1%	** Futures and Swaps	0.0%

8 Short-Term Investments and Net Other Assets are not included in the pie chart.

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Semiannual Report

Fidelity Florida Municipal Income Fund

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 100.9%
	Principal Amount	Value
Connecticut - 0.4%
Univ. of Connecticut Series 2007 A, 4% 4/1/23	$ 1,925,000	$ 1,844,169
District Of Columbia - 0.2%
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series A, 5.5% 10/1/41 (FGIC Insured) (a)	800,000	882,808
Florida - 94.8%
Alachua County Health Facilities Auth. Health Facilities Rev. (Avmed/Santa Fe Health Care Sys. Proj.):
6% 11/15/09 (Escrowed to Maturity) (d)	945,000	970,307
6.05% 11/15/16 (Escrowed to Maturity) (d)	6,230,000	6,867,827
Broward County Arpt. Sys. Rev.:
Series 1, 5.75% 10/1/12 (AMBAC Insured) (c)	1,210,000	1,300,411
Series 1998 H1, 5.25% 10/1/11 (AMBAC Insured) (c)	1,505,000	1,543,980
Series J1, 5.75% 10/1/18 (AMBAC Insured) (c)	2,755,000	2,952,919
Broward County Gen. Oblig.:
(Parks & Land Preservation Proj.):
5% 1/1/24	1,000,000	1,042,180
5% 1/1/25	1,000,000	1,042,830
Series 2001 A, 5.25% 1/1/21	3,500,000	3,667,405
Broward County School Board Ctfs. of Prtn.:
Series A, 5% 7/1/17 (FGIC Insured)	2,660,000	2,842,237
5.25% 7/1/16 (MBIA Insured)	6,060,000	6,447,840
5.25% 7/1/20 (MBIA Insured)	3,000,000	3,168,840
Cap. Projs. Fin. Auth. Student Hsg. Rev.:
5.5% 10/1/11 (MBIA Insured)	2,275,000	2,422,557
5.5% 10/1/12 (MBIA Insured)	1,460,000	1,569,763
5.5% 10/1/13 (MBIA Insured)	1,265,000	1,358,370
Cape Canaveral Hosp. District Rev. Ctfs. 5.25% 1/1/18 (MBIA Insured)	2,765,000	2,812,088
City of Marco Island 5% 10/1/33 (MBIA Insured)	2,825,000	2,919,073
Clearwater Impt. Rev. Series 2001, 5.25% 2/1/22 (FSA Insured)	2,200,000	2,305,446
Dade County Resource Recovery Facilities Rev. 5.5% 10/1/09 (AMBAC Insured) (c)	5,000,000	5,078,300
De Soto County Cap. Impt. Rev.:
5.25% 10/1/21 (MBIA Insured)	1,640,000	1,738,105
5.25% 10/1/22 (MBIA Insured)	1,725,000	1,826,637
Emerald Coast Utils. Auth. Rev.:
5.25% 1/1/26 (FGIC Insured)	1,000,000	1,068,960
5.25% 1/1/36 (FGIC Insured)	1,310,000	1,397,429
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	$ 2,700,000	$ 2,898,720
Escambia County Health Facilities Auth. Health Facilities Rev. (Baptist Hosp. & Baptist Manor Proj.) 5% 10/1/07	1,260,000	1,262,608
Escambia County Utils. Auth. Util. Sys. Rev. Series B, 6.25% 1/1/15 (FGIC Insured)	3,050,000	3,444,152
Florida Board of Ed. Lottery Rev. Series 2002 A, 5.375% 7/1/17 (FGIC Insured)	1,000,000	1,071,660
Florida Board of Ed. Pub. Ed.:
Series 2001 F, 5% 6/1/32 (MBIA Insured)	5,040,000	5,213,779
Series 2003 J, 5% 6/1/31	2,500,000	2,603,125
Series 2004 A, 5% 6/1/31	1,240,000	1,291,348
Series A, 5% 6/1/32	1,100,000	1,134,991
Series B:
5% 6/1/33	6,950,000	7,232,448
5.375% 6/1/17	5,000,000	5,344,500
5.5% 6/1/16 (FGIC Insured)	2,825,000	3,047,412
Florida Dept. of Children and Family Services Ctfs. of Prtn. (South Florida Evaluation Treatment Ctr. Proj.):
5% 10/1/16	2,025,000	2,127,506
5% 10/1/17	2,130,000	2,225,680
Florida Dept. of Envir. Protection Preservation Rev. Series A, 5.375% 7/1/17 (MBIA Insured)	6,000,000	6,429,960
Florida Dept. of Trans. Rev. Series 2005 A:
5% 7/1/17	3,360,000	3,539,962
5% 7/1/18	3,320,000	3,481,618
Florida Gen. Oblig. (Dept. of Trans. Right of Way Proj.) Series A, 5% 7/1/33	3,800,000	3,939,498
Florida Mid-Bay Bridge Auth. Rev. Series A, 6.875% 10/1/22 (Escrowed to Maturity) (d)	3,000,000	3,791,430
Florida Wtr. Poll. Cont. Fing. Corp. Rev. 5.25% 1/15/20	1,950,000	2,097,323
Gulf Breeze Rev.:
Series 1985 C, 5%, tender 12/1/12 (FGIC Insured) (b)	1,825,000	1,915,046
Series 1985 E:
5%, tender 12/1/11 (FGIC Insured) (b)	1,330,000	1,385,262
5%, tender 12/1/13 (FGIC Insured) (b)	1,465,000	1,550,571
Gulf Breeze Util. Sys. Rev. 5% 10/1/16 (AMBAC Insured)	1,010,000	1,072,186
Halifax Hosp. Med. Ctr. Rev. Series 06 A, 5.25% 6/1/19	2,375,000	2,476,935
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys. - Sunbelt Proj.):
Series 06 G:
5% 11/15/14	$ 1,330,000	$ 1,395,649
5% 11/15/15	1,000,000	1,049,110
Series A, 5% 11/15/15	1,000,000	1,047,660
Series B:
5% 11/15/15	1,000,000	1,046,940
5% 11/15/16	1,190,000	1,238,171
Series D, 6% 11/15/25 (Pre-Refunded to 11/15/12 @ 100) (d)	5,360,000	5,879,652
3.95%, tender 9/1/12 (b)	6,800,000	6,698,476
Hillsborough County Indl. Dev. (Tampa Gen. Hosp. Proj.) Series A, 5% 10/1/08	1,000,000	1,013,730
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 1999 A, 5.625% 8/15/19	5,000,000	5,163,400
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.):
4%, tender 8/1/07 (b)	2,030,000	2,028,620
4.25%, tender 8/1/07 (b)(c)	2,110,000	2,109,367
5.1% 10/1/13	3,005,000	3,093,587
Hillsborough County School Board Ctfs. of Prtn. (Master Lease Prog.) Series A, 5.25% 7/1/22 (MBIA Insured)	4,905,000	5,020,268
Jacksonville Econ. Dev. Commission Healthcare Rev. (Mayo Clinic Foundation Proj.):
Series B, 5.5% 11/15/36 (MBIA Insured)	5,870,000	6,257,068
Series C, 5.5% 11/15/36 (MBIA Insured)	12,250,000	13,057,759
Jacksonville Excise Tax Rev. Series B:
5.5% 10/1/10 (FGIC Insured) (c)	1,540,000	1,600,861
5.5% 10/1/11 (FGIC Insured) (c)	2,730,000	2,834,832
Jacksonville Port Auth. Seaport 5.625% 11/1/26 (Pre-Refunded to 11/1/10 @ 100) (c)(d)	2,155,000	2,266,780
Jacksonville Sales Tax Rev. 5.25% 10/1/19 (MBIA Insured)	1,500,000	1,599,420
JEA Elec. Sys. Rev. Series 3A, 5% 10/1/41 (FSA Insured)	8,000,000	8,271,440
Lakeland Energy Sys. Rev. 5.5% 10/1/14 (MBIA Insured)	1,000,000	1,062,200
Lee County Indl. Dev. Auth. Health Care Facilities Rev. (Shell Point Village Proj.) Series A, 5.75% 11/15/11 (Pre-Refunded to 11/15/09 @ 101) (d)	1,015,000	1,071,241
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Lee Memorial Health Sys. Board of Directors Hosp. Rev. Series A, 5.75% 4/1/12 (FSA Insured)	$ 3,000,000	$ 3,229,350
Manatee County Port Auth. Port Rev. Series A:
5.25% 10/1/15 (MBIA Insured) (c)	1,035,000	1,089,814
5.25% 10/1/16 (MBIA Insured) (c)	1,090,000	1,150,931
5.25% 10/1/17 (MBIA Insured) (c)	1,145,000	1,207,883
5.25% 10/1/18 (MBIA Insured) (c)	1,205,000	1,269,407
Martin County Utils. Sys. Rev. 5.5% 10/1/16 (FGIC Insured)	1,265,000	1,352,816
Melbourne Arpt. Rev.:
6.75% 10/1/07 (MBIA Insured) (c)	350,000	353,224
6.75% 10/1/08 (MBIA Insured) (c)	375,000	389,010
6.75% 10/1/09 (MBIA Insured) (c)	400,000	424,864
6.75% 10/1/10 (MBIA Insured) (c)	425,000	461,129
Melbourne Wtr. & Swr. Rev. 5% 10/1/34 (FGIC Insured)	5,000,000	5,185,750
Miami Beach Health Facilities Auth. Hosp. Rev. (Mount Sinai Med. Ctr. of Florida Proj.) Series A, 6.8% 11/15/31	2,545,000	2,757,508
Miami Beach Parking Rev. 5.125% 9/1/22 (FSA Insured)	1,010,000	1,022,837
Miami Beach Stormwater Rev. 5.375% 9/1/30 (FGIC Insured)	1,000,000	1,047,940
Miami Beach Wtr. & Swr. Rev. 5.5% 9/1/27 (AMBAC Insured)	6,000,000	6,310,140
Miami Gen. Oblig.:
(Homeland Defense/Neighborhood Cap. Impt. Proj.) Series 2002, 5.5% 1/1/16 (MBIA Insured)	5,000,000	5,321,150
5.5% 1/1/19 (MBIA Insured)	2,370,000	2,515,091
Miami Health Facilities Auth. Sys. Rev. (Catholic Health East Proj.) Series B, 5.125% 11/15/24	3,000,000	3,097,020
Miami-Dade County Aviation Rev.:
(Miami Int'l. Arpt. Proj.) Series B, 5% 10/1/37 (FGIC Insured)	6,005,000	6,190,134
Series C, 5.25% 10/1/10 (MBIA Insured) (c)	3,435,000	3,527,539
Miami-Dade County Edl. Facilities Auth. Rev. Series A, 5.75% 4/1/13 (Pre-Refunded to 4/1/10 @ 101) (d)	2,500,000	2,649,550
Miami-Dade County Expressway Auth. Series B, 5.25% 7/1/25 (FGIC Insured)	2,800,000	2,990,540
Miami-Dade County Gen. Oblig. (Bldg. Better Communities Prog.) 5% 7/1/35 (FGIC Insured)	3,000,000	3,121,080
Miami-Dade County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 1, 3.5%, tender 12/1/07 (b)(c)	2,000,000	1,992,800
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Miami-Dade County School Board Ctfs. of Prtn.:
Series A, 5% 8/1/17 (AMBAC Insured) (a)	$ 3,500,000	$ 3,685,710
Series B, 5.5%, tender 5/1/11 (MBIA Insured) (b)	5,400,000	5,689,980
5%, tender 5/1/11 (MBIA Insured) (b)	7,000,000	7,250,530
Ocala Util. Sys. Rev. Series B, 5.25% 10/1/22 (FGIC Insured)	1,000,000	1,070,140
Okeechobee County Solid Waste Rev. (Chambers Waste Sys. Proj.) Series A, 4.2%, tender 7/1/09 (b)(c)	2,250,000	2,236,275
Orange County Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.):
5.625% 11/15/32 (Pre-Refunded to 11/15/12 @ 101) (d)	4,000,000	4,357,560
6.375% 11/15/20 (Pre-Refunded to 11/15/10 @ 101) (d)	2,010,000	2,186,438
(Orlando Reg'l. Health Care Sys. Proj.):
Series 1999 D, 5.75% 10/1/11 (MBIA Insured)	4,000,000	4,194,560
Series A, 6.25% 10/1/18 (MBIA Insured)	4,500,000	5,290,560
Orange County Hsg. Fin. Auth. Single Family Mtg. Rev. (Mtg. Backed Securities Prog.) 6.4% 10/1/14 (c)	85,000	85,247
Orange County Sales Tax Rev. Series B, 5% 1/1/25 (FGIC Insured)	2,800,000	2,896,124
Orange County School Board Ctfs. of Prtn. Series A:
0% 8/1/13 (MBIA Insured)	3,005,000	2,337,890
5% 8/1/16 (MBIA Insured)	2,940,000	3,111,255
Osceola County Infrastructure Sales Surtax Rev. 5.375% 10/1/17 (AMBAC Insured)	1,000,000	1,066,260
Osceola County Tourist Dev. Tax Rev. Series A, 5.5% 10/1/19 (FGIC Insured)	1,190,000	1,273,562
Palm Beach County School Board Ctfs. of Prtn. Series D, 5.25% 8/1/17 (FSA Insured)	2,025,000	2,134,046
Pasco County School Board Series A, 5% 8/1/30 (AMBAC Insured)	4,000,000	4,143,320
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev.:
6% 4/1/10 (AMBAC Insured) (c)	5,770,000	6,073,156
6% 4/1/11 (AMBAC Insured) (c)	5,900,000	6,303,206
Peace River/Manasota Reg'l. Wtr. Supply Auth. Rev. Series A, 5% 10/1/35 (FSA Insured)	5,000,000	5,196,250
Pensacola Arpt. Rev. Series A, 6.125% 10/1/18 (MBIA Insured) (c)	1,500,000	1,567,830
Plant City Util. Sys. Rev. 6% 10/1/15 (MBIA Insured)	2,200,000	2,421,100
Polk County Cap. Impt. Rev. Series 2004, 5.5%, tender 12/1/10 (FSA Insured) (b)	3,000,000	3,147,150
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Polk County Pub. Facilities Rev. 5% 12/1/33 (MBIA Insured)	$ 2,000,000	$ 2,085,680
Port Orange Gen. Oblig. 5% 4/1/29 (MBIA Insured)	2,015,000	2,100,980
Reedy Creek Impt. District Utils. Rev. Series 1, 5.25% 10/1/19 (MBIA Insured)	3,700,000	3,945,236
Saint Petersburg Health Facilities Auth. Rev. (All Children's Hosp. Proj.):
5.5% 11/15/17 (AMBAC Insured)	1,225,000	1,309,133
5.5% 11/15/18 (AMBAC Insured)	1,000,000	1,067,670
South Broward Hosp. District Rev.:
5.6% 5/1/27 (Pre-Refunded to 5/1/12 @ 101) (d)	1,920,000	2,082,048
5.625% 5/1/32 (Pre-Refunded to 5/1/12 @ 101) (d)	2,600,000	2,822,326
St. Johns County School Board 5.25% 7/1/16 (MBIA Insured)	1,400,000	1,508,808
Sumter County School District Rev. (Multi-District Ln. Prog.) 7.15% 11/1/15 (FSA Insured)	985,000	1,204,596
Tampa Rev. (Catholic Health East Proj.) Series A1, 5.5% 11/15/12 (MBIA Insured)	1,045,000	1,116,238
Tampa Sales Tax Rev. Series 2001 A:
5.375% 10/1/15 (AMBAC Insured)	2,150,000	2,289,557
5.375% 10/1/18 (AMBAC Insured)	2,465,000	2,618,939
5.375% 10/1/19 (AMBAC Insured)	2,650,000	2,813,320
Univ. Athletic Assoc., Inc. Athletic Prog. Rev. Series 2001:
2.8%, tender 10/1/08, LOC SunTrust Banks, Inc. (b)	3,000,000	2,958,930
3%, tender 10/1/09, LOC SunTrust Banks, Inc. (b)	3,000,000	2,930,760
Univ. of Central Florida Athletics Assoc., Inc. Ctfs. of Prtn. Series A:
5% 10/1/16 (FGIC Insured)	1,715,000	1,810,423
5% 10/1/17 (FGIC Insured)	1,805,000	1,896,369
5% 10/1/35 (FGIC Insured)	2,275,000	2,341,953
5.25% 10/1/34 (FGIC Insured)	2,000,000	2,122,020
USF Fing. Corp. Ctfs. of Prtn. (Master Lease Prog.) Series A:
5.25% 7/1/15 (AMBAC Insured)	2,690,000	2,862,644
5.25% 7/1/16 (AMBAC Insured)	2,830,000	3,011,629
Volusia County Edl. Facilities Auth. Rev.:
5% 10/15/11 (Radian Asset Assurance, Inc. Insured)	1,000,000	1,031,530
5% 10/15/12 (Radian Asset Assurance, Inc. Insured)	1,260,000	1,307,263
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Walton County School Board Ctfs. of Prtn.:
5% 7/1/16 (FSA Insured)	$ 1,705,000	$ 1,816,234
5.25% 7/1/18 (FSA Insured)	1,865,000	2,031,731
Winter Park Gen. Oblig. 5.25% 7/1/18	1,000,000	1,046,510
		392,235,638
Guam - 0.2%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 5.875% 7/1/35	605,000	644,537
Illinois - 1.4%
Cook County Gen. Oblig. Series B, 5.25% 11/15/26 (MBIA Insured)	200,000	213,564
Illinois Fin. Auth. Rev. (Newman Foundation Proj.) 5% 2/1/32	1,300,000	1,325,870
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2006 A2, 5% 1/1/31 (FSA Insured) (a)	3,900,000	4,079,283
		5,618,717
Minnesota - 0.6%
Maple Grove Health Care Sys. Rev.:
5% 5/1/20	1,000,000	1,030,690
5% 5/1/21	1,500,000	1,541,235
		2,571,925
New Jersey - 1.3%
New Jersey Econ. Dev. Auth. Rev. (School Facilities Construction Proj.) Series K, 5.25% 12/15/16 (AMBAC Insured)	5,000,000	5,447,800
New York - 0.4%
Buffalo Muni. Wtr. Fin. Auth. Series B, 5% 7/1/16 (FSA Insured) (a)	400,000	423,804
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series D, 5% 6/15/38	800,000	831,064
Oneida County Indl. Dev. Agcy. 0% 7/1/17 (MBIA Insured)	300,000	196,410
		1,451,278
North Carolina - 0.3%
North Carolina Med. Care Cmnty. Health 5% 10/1/20	1,000,000	1,042,540
Puerto Rico - 0.2%
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ, 5.5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	900,000	1,003,293
Municipal Bonds - continued
	Principal Amount	Value
South Carolina - 0.5%
South Carolina Jobs Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.) 5% 4/1/15	$ 1,000,000	$ 1,030,600
Sumter Two School Facilities, Inc. Rev. 5% 12/1/18	1,000,000	1,057,730
		2,088,330
Texas - 0.6%
Harris County Gen. Oblig. 5.375% 8/15/23 (FSA Insured)	1,000,000	1,057,610
Liberty Hill Independent School District (School Bldg. Proj.) 5.25% 8/1/35	1,000,000	1,065,760
Lower Colorado River Auth. Transmission Contract Rev. (Transmission Services Corp. Proj.) 5% 5/15/33 (AMBAC Insured)	400,000	413,268
		2,536,638
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $412,554,353)	417,367,673
NET OTHER ASSETS - (0.9)%	(3,784,757)
NET ASSETS - 100%	$ 413,582,916
Swap Agreements
	Expiration Date	Notional Amount
Interest Rate Swaps
Receive quarterly a floating rate based on BMA Municipal SWAP Index and pay quarterly a fixed rate equal to 4.125% with Citibank	Aug. 2037	$ 3,000,000	$ 4,179
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	30.1%
Health Care	17.9%
Transportation	9.3%
Water & Sewer	9.2%
Escrowed/Pre-Refunded	8.4%
Special Tax	7.3%
Education	7.0%
Electric Utilities	5.3%
Resource Recovery	5.2%
Others* (individually less than 5%)	0.3%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Florida Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	May 31, 2007 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $412,554,353)		$ 417,367,673
Cash		1,388,295
Receivable for investments sold		171,728
Receivable for fund shares sold		1,403
Interest receivable		4,879,131
Swap agreements, at value		4,179
Prepaid expenses		1,190
Other receivables		48,453
Total assets		423,862,052

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 9,265,297
Payable for fund shares redeemed	270,145
Distributions payable	489,809
Accrued management fee	129,111
Other affiliated payables	99,211
Other payables and accrued expenses	25,563
Total liabilities		10,279,136

Net Assets		$ 413,582,916
Net Assets consist of:
Paid in capital		$ 404,552,040
Undistributed net investment income		480,914
Accumulated undistributed net realized gain (loss) on investments		3,732,463
Net unrealized appreciation (depreciation) on investments		4,817,499
Net Assets, for 36,611,075 shares outstanding		$ 413,582,916
Net Asset Value, offering price and redemption price per share ($413,582,916 ÷ 36,611,075 shares)		$ 11.30

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Florida Municipal Income Fund
Financial Statements - continued

Statement of Operations

	Six months ended May 31, 2007 (Unaudited)

Investment Income
Interest		$ 9,756,217

Expenses
Management fee	$ 813,478
Transfer agent fees	143,284
Accounting fees and expenses	57,010
Custodian fees and expenses	3,412
Independent trustees' compensation	749
Registration fees	17,252
Audit	28,751
Legal	1,988
Miscellaneous	2,417
Total expenses before reductions	1,068,341
Expense reductions	(90,167)	978,174
Net investment income		8,778,043
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		3,831,133
Change in net unrealized appreciation (depreciation) on: Investment securities	(12,105,146)
Swap agreements	4,179
Total change in net unrealized appreciation (depreciation)		(12,100,967)
Net gain (loss)		(8,269,834)
Net increase (decrease) in net assets resulting from operations		$ 508,209

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2007 (Unaudited)	Year ended November 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 8,778,043	$ 19,491,901
Net realized gain (loss)	3,831,133	1,674,995
Change in net unrealized appreciation (depreciation)	(12,100,967)	4,536,555
Net increase (decrease) in net assets resulting from operations	508,209	25,703,451
Distributions to shareholders from net investment income	(8,754,443)	(19,455,030)
Distributions to shareholders from net realized gain	(1,618,940)	(6,368,067)
Total distributions	(10,373,383)	(25,823,097)
Share transactions Proceeds from sales of shares	11,252,933	59,875,352
Reinvestment of distributions	6,758,046	17,002,758
Cost of shares redeemed	(65,233,139)	(112,832,309)
Net increase (decrease) in net assets resulting from share transactions	(47,222,160)	(35,954,199)
Redemption fees	1,235	4,394
Total increase (decrease) in net assets	(57,086,099)	(36,069,451)

Net Assets
Beginning of period	470,669,015	506,738,466
End of period (including undistributed net investment income of $480,914 and undistributed net investment income of $460,251, respectively)	$ 413,582,916	$ 470,669,015
Other Information Shares
Sold	984,871	5,237,457
Issued in reinvestment of distributions	592,817	1,490,914
Redeemed	(5,719,232)	(9,901,843)
Net increase (decrease)	(4,141,544)	(3,173,472)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 11.55	$ 11.54	$ 11.65	$ 11.84	$ 11.67	$ 11.51
Income from Investment Operations
Net investment income D	.226	.456	.454	.464	.479	.506
Net realized and unrealized gain (loss)	(.210)	.154	(.077)	(.010)	.253	.163
Total from investment operations	.016	.610	.377	.454	.732	.669
Distributions from net investment income	(.226)	(.455)	(.453)	(.469)	(.484)	(.510)
Distributions from net realized gain	(.040)	(.145)	(.034)	(.175)	(.078)	-
Total distributions	(.266)	(.600)	(.487)	(.644)	(.562)	(.510)
Redemption fees added to paid in capital D	- F	- F	- F	- F	- F	.001
Net asset value, end of period	$ 11.30	$ 11.55	$ 11.54	$ 11.65	$ 11.84	$ 11.67
Total Return B, C	.14%	5.48%	3.27%	3.95%	6.40%	5.93%
Ratios to Average Net Assets E
Expenses before reductions	.48% A	.48%	.48%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.48% A	.48%	.48%	.49%	.49%	.49%
Expenses net of all reductions	.44% A	.44%	.41%	.48%	.48%	.47%
Net investment income	3.97% A	4.00%	3.89%	3.96%	4.05%	4.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 413,583	$ 470,669	$ 506,738	$ 504,938	$ 550,864	$ 552,720
Portfolio turnover rate	32% A	14%	35%	24%	33%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Florida Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 5/31/07	% of fund's investments 11/30/06	% of fund's investments 5/31/06
0 - 30	85.3	92.0	85.4
31 - 90	3.4	0.8	7.0
91 - 180	8.0	2.6	7.4
181 - 397	3.3	4.6	0.2
Weighted Average Maturity
	5/31/07	11/30/06	5/31/06
Fidelity Florida Municipal Money Market Fund	26 Days	21 Days	19 Days
Florida Tax-Free Money Market Funds Average*	23 Days	20 Days	22 Days
Asset Allocation (% of fund's net assets)
As of May 31, 2007	As of November 30, 2006
Variable Rate Demand Notes (VRDNs) 82.4%	Variable Rate Demand Notes (VRDNs) 85.4%
Commercial Paper (including CP Mode) 8.7%	Commercial Paper (including CP Mode) 5.3%
Tender Bonds 1.2%	Tender Bonds 1.3%
Municipal Notes 2.0%	Municipal Notes 2.7%
Other Investments 3.9%	Other Investments 1.2%
Net Other Assets 1.8%	Net Other Assets 4.1%

*Source: iMoneyNet, Inc.

Semiannual Report

Fidelity Florida Municipal Money Market Fund

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 98.2%
	Principal Amount	Value
Arizona - 0.8%
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev. (San Clemente Apts. Proj.) 3.82%, LOC Fannie Mae, VRDN (a)(b)	$ 5,500,000	$ 5,500,000
Phoenix Indl. Dev. Auth. Rev. (Laura Dozer Ctr. Proj.) 4.08%, LOC JPMorgan Chase Bank, VRDN (a)	1,050,000	1,050,000
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series MT 247, 3.84% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)(d)	3,820,000	3,820,000
		10,370,000
California - 0.1%
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Republic Services, Inc. Proj.) 4.05%, VRDN (a)(b)	700,000	700,000
Colorado - 1.4%
Colorado Hsg. & Fin. Auth. Participating VRDN:
Series LB 05 F1, 3.94% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(d)	8,420,000	8,420,000
Series LB 05 F4, 3.94% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(d)	4,965,000	4,965,000
Denver City & County Arpt. Rev. Participating VRDN:
Series LB 07 P17, 3.89% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(d)	2,900,000	2,900,000
Series Merlots 07 C10, 3.88% (Liquidity Facility Bank of New York, New York) (a)(b)(d)	2,090,000	2,090,000
		18,375,000
Delaware - 0.5%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1988, 3.96%, VRDN (a)(b)	1,500,000	1,500,000
Series 1999 B, 4%, VRDN (a)(b)	900,000	900,000
Delaware Hsg. Auth. Rev. Participating VRDN Series Merlots 06 B10, 3.88% (Liquidity Facility Wachovia Bank NA) (a)(b)(d)	3,595,000	3,595,000
		5,995,000
Municipal Securities - continued
	Principal Amount	Value
District Of Columbia - 0.3%
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Participating VRDN:
Series Putters 1691, 3.86% (Liquidity Facility Deutsche Postbank AG) (a)(b)(d)	$ 1,995,000	$ 1,995,000
Series ROC II R54, 3.9% (Liquidity Facility Citibank NA) (a)(b)(d)	2,495,000	2,495,000
		4,490,000
Florida - 72.6%
Alachua County Shands HealthCare Participating VRDN Series PT 3956, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,000,000	5,000,000
Broward County Fin. Auth. Multi-family Hsg. Rev. (Pinnacle Village Apts. Proj.) 3.93%, LOC Citibank NA, VRDN (a)(b)	7,100,000	7,100,000
Broward County Hsg. Fin. Auth. Single Family Mtg. Rev.:
Bonds Series D, 5% 4/1/08 (b)	5,000,000	5,044,461
Participating VRDN Series Merlots 01 A27, 3.88% (Liquidity Facility Wachovia Bank NA) (a)(b)(d)	775,000	775,000
Broward County Port Facilities Rev. (Port Everglades Proj.) Series 1998, 3.8% (AMBAC Insured), VRDN (a)(b)	5,000,000	5,000,000
Charlotte County Hsg. Fin. Multi-family Rev. (Murdock Circle Apt. Proj.) Series 2000, 3.93%, LOC Bank of America NA, VRDN (a)(b)	6,755,000	6,755,000
Clay County Hsg. Fin. Auth. Rev. Participating VRDN Series BA 00 O, 3.91% (Liquidity Facility Bank of America NA) (a)(b)(d)	2,885,000	2,885,000
Clipper Tax-Exempt Trust Participating VRDN:
Series Clipper 05 41, 3.84% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(d)	33,770,000	33,770,000
Series Clipper 06 7 3.85% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(d)	18,835,000	18,835,000
Coconut Creek Indl. Dev. Rev. (Elite Aluminum Corp. Proj.) 3.81%, LOC Bank of America NA, VRDN (a)(b)	2,555,000	2,555,000
Collier County Hsg. Fin. Auth. Multi-family Rev. (Summer Lakes Phase II Apts. Proj.) 3.82%, LOC Citibank NA, VRDN (a)(b)	22,000,000	22,000,000
Dade County Multi-family Hsg. Rev. (Biscayne View Apts. Proj.) Series 1993, 4% (Monumental Life Ins. Co. Guaranteed), VRDN (a)(b)	28,475,000	28,475,000
Escambia County Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series BA 01 C, 3.88% (Liquidity Facility Bank of America NA) (a)(b)(d)	1,200,000	1,200,000
Florida Board of Ed. Pub. Ed. Bonds Series A, 5.25% 6/1/15 (Pre-Refunded to 6/1/07 @ 101) (c)	7,300,000	7,373,000
Municipal Securities - continued
	Principal Amount	Value
Florida - continued
Florida Dev. Fin. Corp. Indl. Dev.:
(Axon Circuit, Inc. Proj.) Series 2003 B1, 3.93%, LOC SunTrust Banks, Inc., VRDN (a)(b)	$ 1,115,000	$ 1,115,000
(Cabinet Connection of the Treasure Coast Proj.) Series 2003 B3, 3.93%, LOC Wachovia Bank NA, VRDN (a)(b)	1,475,000	1,475,000
(The Ultimate Umbrella Co., Inc. Proj.) Series 2003 B3, 4.08%, LOC Wachovia Bank NA, VRDN (a)(b)	720,000	720,000
Florida Hsg. Participating VRDN Series Clipper 05 17, 3.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	6,187,000	6,187,000
Florida Hsg. Fin. Corp. Participating VRDN Series Clipper 05 40, 3.84% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(d)	11,484,000	11,484,000
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Bridgewater Club Proj.) Series L1, 3.81%, LOC SunTrust Banks, Inc., VRDN (a)(b)	7,230,000	7,230,000
(Pinnacle Pointe Apts. Proj.) Series 2003 N, 3.81%, LOC Citibank NA, VRDN (a)(b)	12,215,000	12,215,000
Florida Hsg. Fin. Corp. Rev.:
Participating VRDN:
Series BA 00 J, 3.88% (Liquidity Facility Bank of America NA) (a)(b)(d)	800,000	800,000
Series LB 04 L74J, 3.89% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(d)	5,290,000	5,290,000
Series LB 04 L9, 3.89% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(d)	7,050,000	7,050,000
Series LB 07 P48W, 3.92% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(d)	11,760,000	11,760,000
Series Merlots 06 B17, 3.88% (Liquidity Facility Wachovia Bank NA) (a)(b)(d)	6,720,000	6,720,000
Series Putters 1336, 3.86% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)(d)	11,900,000	11,900,000
Series Putters 1340, 3.86% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)(d)	29,845,000	29,845,000
(Riverside Apts. Proj.) Series 2000 1, 3.82%, LOC Bank of America NA, VRDN (a)(b)	5,555,000	5,555,000
(Stuart Pointe Apts. Proj.) Series B1, 3.81%, LOC SunTrust Banks, Inc., VRDN (a)(b)	7,700,000	7,700,000
(Tuscany Lakes Apts. Proj.) Series 2002 K1, 3.84%, LOC Fannie Mae, VRDN (a)(b)	4,000,000	4,000,000
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Participating VRDN:
Series EC 1056, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	1,700,000	1,700,000
Municipal Securities - continued
	Principal Amount	Value
Florida - continued
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Participating VRDN: - continued
Series EC 1081, 3.85% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	$ 11,300,000	$ 11,300,000
Florida Local Govt. Fin. Commission:
Series A, 3.75% 8/9/07, LOC Wachovia Bank NA, CP	4,000,000	4,000,000
Series B, 3.73% 8/9/07, LOC Wachovia Bank NA, CP (b)	8,601,000	8,601,000
Florida Muni. Pwr. Agcy. Series A, 3.8% 7/11/07, LOC Wachovia Bank NA, CP	14,930,000	14,930,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Participating VRDN:
Series PA 535, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	9,595,000	9,595,000
Series PT 2319, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	5,140,000	5,140,000
Series 2002 E, 3.8% (FSA Insured), VRDN (a)(b)	66,305,000	66,305,000
Series 2003 B, 3.67% 9/13/07, LOC Bayerische Landesbank Girozentrale, LOC State Street Bank & Trust Co., Boston, CP (b)	8,550,000	8,550,000
Series A, 3.8% 9/13/07, LOC Bayerische Landesbank Girozentrale, LOC State Street Bank & Trust Co., Boston, CP (b)	13,555,000	13,555,000
Highlands County Ind. Dev. Auth. (Amerikan LLC Proj.) 3.81%, LOC SunTrust Banks, Inc., VRDN (a)(b)	8,000,000	8,000,000
Hillsborough County Aviation Auth. Rev.:
Participating VRDN:
Series Merlots 03 A18, 3.88% (Liquidity Facility Wachovia Bank NA) (a)(b)(d)	3,540,000	3,540,000
Series PT 2723, 3.84% (Liquidity Facility Dexia Cr. Local de France) (a)(b)(d)	3,450,000	3,450,000
Series B:
3.67% 9/4/07, LOC Landesbank Baden-Wuert, CP (b)	15,000,000	15,000,000
3.82% 10/11/07, LOC Landesbank Baden-Wuert, CP (b)	10,300,000	10,300,000
Hillsborough County Aviation Auth. Rev. Tampa Int'l. Arpt. Participating VRDN Series MT 417, 3.84% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)(d)	9,995,000	9,995,000
Hillsborough County Aviation Tampa Int'l. Arpt. Participating VRDN Series MT 395, 3.84% (Liquidity Facility BNP Paribas SA) (a)(b)(d)	7,245,000	7,245,000
Hillsborough County Hsg. Fin. Auth. Multi-family Rev.:
(Claymore Crossings Apt. Proj.) 3.82%, LOC Citibank NA, VRDN (a)(b)	4,000,000	4,000,000
(Lake Kathy Apt. Proj.) 3.82%, LOC SunTrust Banks, Inc., VRDN (a)(b)	5,670,000	5,670,000
Municipal Securities - continued
	Principal Amount	Value
Florida - continued
Hillsborough County Hsg. Fin. Auth. Multi-family Rev.: - continued
(Lakewood Shores Apt. Proj.) Series 2000 A, 3.82%, LOC Bank of America NA, VRDN (a)(b)	$ 7,095,000	$ 7,095,000
(Mobley Park Apts. Proj.) Series A, 3.82%, LOC Freddie Mac, VRDN (a)(b)	8,000,000	8,000,000
(Royal Palm Key Apts. Proj.) 3.81%, LOC Fannie Mae, VRDN (a)(b)	7,630,000	7,630,000
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Vigo Importing Co. Proj.) 3.99%, LOC Bank of America NA, VRDN (a)(b)	500,000	500,000
Indian River County Hosp. District Hosp. Rev. Series 1985, 3.88%, LOC Wachovia Bank NA, VRDN (a)	12,700,000	12,700,000
Jacksonville Aviation Auth. Rev. 3.8% (FGIC Insured), VRDN (a)(b)	14,700,000	14,700,000
Jacksonville Econ. Dev. (Holland Sheltair Aviation Group Proj.) 3.83%, LOC Mellon Bank NA, Pittsburgh, VRDN (a)(b)	2,100,000	2,100,000
Jacksonville Econ. Dev. Commission Indl. Dev. Rev. (STI Proj.) Series 2002, 3.81%, LOC Bank of America NA, VRDN (a)(b)	7,350,000	7,350,000
Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev. (Christine Cove Apts. Proj.) 3.82%, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)(b)	3,000,000	3,000,000
Jacksonville Port Auth. Rev. (Mitsui OSK Lines Ltd. Proj.) 3.9%, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	14,700,000	14,700,000
JEA Saint Johns River Pwr. Park Sys. Rev. Bonds Series 17, 5.25% 10/1/07	10,000,000	10,055,962
Lee County Hosp. Board of Directors Hosp. Rev. (Lee Memorial Health Sys. Proj.) Series 1992 B, 3.86%, VRDN (a)	24,900,000	24,900,000
Lee County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Univ. Club Apts. Proj.) Series A, 3.85%, LOC Fannie Mae, VRDN (a)(b)	7,500,000	7,500,000
Lee County Hsg. Fin. Auth. Single Family Mtg. Rev. Bonds Series D, 3.9% 9/5/07 (b)	4,600,000	4,600,000
Lee County Indl. Dev. Auth. Util. Sys. Rev. (North Fort Myers Util., Inc. Proj.) Series A, 3.81%, LOC SunTrust Banks, Inc., VRDN (a)(b)	13,190,000	13,190,000
Leesburg Hosp. Rev. (Leesburg Reg'l. Med. Ctr. Proj.) 3.82% (Radian Asset Assurance, Inc. Insured), VRDN (a)	15,000,000	15,000,000
Manatee County Hsg. Fin. Auth. Multi-family Hsg. Rev.:
(Centre Court Apts. Proj.) Series 2000 A, 3.82%, LOC SunTrust Banks, Inc., VRDN (a)(b)	7,245,000	7,245,000
(Sabal Palm Harbour Apt. Proj.):
Series 2000 A, 3.93%, LOC Bank of America NA, VRDN (a)(b)	3,070,000	3,070,000
Municipal Securities - continued
	Principal Amount	Value
Florida - continued
Manatee County Hsg. Fin. Auth. Multi-family Hsg. Rev.: - continued
Series B, 3.93%, LOC Bank of America NA, VRDN (a)(b)	$ 3,420,000	$ 3,420,000
Marion Co. Indl. Dev. Auth. (Ocala Recycling, Inc. Proj.) 3.88%, LOC Wachovia Bank NA, VRDN (a)(b)	5,000,000	5,000,000
Miami-Dade County Aviation Rev. Participating VRDN:
Series EGL 06 40 Class A, 3.86% (Liquidity Facility Citibank NA) (a)(b)(d)	4,950,000	4,950,000
Series EGL 06 60 Class A, 3.86% (Liquidity Facility Citibank NA) (a)(b)(d)	4,950,000	4,950,000
Series LB 05 L23, 3.89% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(d)	7,655,000	7,655,000
Series PT 3246, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	1,205,000	1,205,000
Series Putters 1447, 3.86% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	9,860,000	9,860,000
Series ROC II R 525, 3.85% (Liquidity Facility Citibank NA) (a)(b)(d)	9,900,000	9,900,000
Miami-Dade County Hsg. Fin. Auth. Participating VRDN Series Merlots 00 HHH, 3.88% (Liquidity Facility Wachovia Bank NA) (a)(b)(d)	4,890,000	4,890,000
Miami-Dade County Indl. Dev. Auth. Rev.:
(Badia Spices, Inc. Proj.) 3.81%, LOC Bank of America NA, VRDN (a)(b)	5,100,000	5,100,000
(Cigarette Boats Racing Team Proj.) 3.81%, LOC Bank of America NA, VRDN (a)(b)	4,760,000	4,760,000
(Tarmac America Proj.) 3.81%, LOC Bank of America NA, VRDN (a)(b)	12,400,000	12,400,000
Ocean Hwy. & Port Auth. Rev. Series 1990:
3.9%, LOC Wachovia Bank NA, VRDN (a)(b)	1,500,000	1,500,000
3.9%, LOC Wachovia Bank NA, VRDN (a)(b)	1,700,000	1,700,000
Orange County Health Facilities Auth. Rev. (Presbyterian Retirement Cmnty., Inc. Proj.):
Series 2006 A, 3.83% (Radian Asset Assurance, Inc. Insured), VRDN (a)	14,100,000	14,100,000
Series 2006 B, 3.83% (Radian Asset Assurance, Inc. Insured), VRDN (a)	11,300,000	11,300,000
Orange County Hsg. Fin. Auth. Homeowner Rev. Participating VRDN:
Series MT 118, 3.85% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	1,600,000	1,600,000
Series MT 164, 3.85% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	8,495,000	8,495,000
Municipal Securities - continued
	Principal Amount	Value
Florida - continued
Orange County Hsg. Fin. Auth. Homeowner Rev. Participating VRDN: - continued
Series PT 2411, 3.85% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	$ 11,950,000	$ 11,950,000
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Advanced Drainage Sys., Inc. Proj.) 3.89%, LOC Nat'l. City Bank Cleveland, VRDN (a)(b)	1,900,000	1,900,000
Orlando Utils. Commission Wtr. & Elec. Rev. Bonds Series PT 2372, 3.55%, tender 10/11/07 (Liquidity Facility Dexia Cr. Local de France) (a)(d)(e)	5,900,000	5,900,000
Osceola County Hsg. Fin. Auth. Multi-family Rev. (Regatta Bay Apts. Proj.) Series A, 3.82%, LOC Fannie Mae, VRDN (a)(b)	5,600,000	5,600,000
Palm Beach County School District 3.65% 9/13/07, LOC Bank of America NA, CP	12,000,000	12,000,000
Pasco County Indl. Dev. Rev. (Pacific Med., Inc. Proj.) Series 1999, 3.86%, LOC Bank of America NA, VRDN (a)(b)	1,935,000	1,935,000
Pinellas County Cap. Impt. Rev. Bonds 5.75% 1/1/08 (FGIC Insured)	2,800,000	2,833,313
Pinellas County Hsg. Fin. Auth. Single Family Hsg. Rev. Participating VRDN Series FRRI 03 L10J, 3.89% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(d)	1,915,000	1,915,000
Pinellas County Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN:
Series CDC 04 4 Class A, 3.85% (Liquidity Facility CDC Fin. CDC IXIS) (a)(b)(d)	11,340,000	11,340,000
Series MT 66, 3.85% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)(d)	14,205,000	14,205,000
Series MT 9, 3.85% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	12,920,000	12,920,000
Series PT 2239, 3.85% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	7,835,000	7,835,000
Series PT 993, 3.85% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	2,315,000	2,315,000
Pinellas County Indl. Council Indl. Dev. Rev. (Hunter Douglas, Inc. Proj.) 3.81%, LOC ABN-AMRO Bank NV, VRDN (a)(b)	3,100,000	3,100,000
Polk County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Cambridge Cove Apts. Proj.) Series 2001, 3.82%, LOC Fannie Mae, VRDN (a)(b)	3,900,000	3,900,000
Putnam County Dev. Auth. Poll. Cont. Rev.:
Bonds (Seminole Elec. Coop., Inc. Proj.) Series 1984 H4, 3.88% 3/15/14 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed) (a)	12,000,000	12,000,000
Municipal Securities - continued
	Principal Amount	Value
Florida - continued
Putnam County Dev. Auth. Poll. Cont. Rev.: - continued
(Seminole Elec. Coop., Inc. Proj.):
Series 1984 H1, 3.88% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (a)	$ 11,515,000	$ 11,515,000
Series 1984 H2, 3.88% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (a)	8,365,000	8,365,000
Series 1984 S, 3.88% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (a)	3,605,000	3,605,000
Saint Johns County Hsg. Fin. Auth. Multifamily Hsg. Rev.:
(Ponce Hbr. Apts. Proj.) 3.81%, LOC Fannie Mae, VRDN (a)(b)	6,000,000	6,000,000
(Summerset Village Proj.) 3.82%, LOC SunTrust Banks, Inc., VRDN (a)(b)	10,740,000	10,740,000
Saint Petersburg Cap. Impt. Rev. (Arpt. Proj.) Series 1997 C, 3.81%, LOC SunTrust Banks, Inc., VRDN (a)(b)	575,000	575,000
Tamarac Indl. Dev. Rev. (Fazio Hldgs. LP Proj.) Series 2000, 3.93%, LOC Wachovia Bank NA, VRDN (a)(b)	3,600,000	3,600,000
Tampa Bay Wtr. Util. Sys. Rev. 3.81%, LOC Bank of America NA, VRDN (a)(b)	28,400,000	28,400,000
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Saxon Trace Apts. Proj.) 3.81%, LOC Fannie Mae, VRDN (a)(b)	9,500,000	9,500,000
		958,758,736
Georgia - 2.0%
Clayton County Dev. Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.):
Series 2000 A, 3.84%, LOC Gen. Elec. Cap. Corp., VRDN (a)	2,450,000	2,450,000
Series 2000 B, 3.9%, LOC Gen. Elec. Cap. Corp., VRDN (a)(b)	9,540,000	9,540,000
Series 2000 C, 3.9%, LOC Gen. Elec. Cap. Corp., VRDN (a)(b)	6,200,000	6,200,000
Paulding County Indl. Bldg. Auth. Rev. (Cadillac Products, Inc. Proj.) Series 1994, 3.88%, LOC JPMorgan Chase Bank, VRDN (a)(b)	705,000	705,000
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Proj.) First Series 1997, 3.76%, tender 7/1/08 (a)	5,500,000	5,500,000
Whitfield County School District Bonds 4% 4/1/08	2,000,000	2,006,769
		26,401,769
Illinois - 0.5%
Belvidere Indl. Dev. Rev. (R&D Thiel, Inc. Proj.) Series 1996, 3.89%, LOC U.S. Bank NA, Minnesota, VRDN (a)(b)	1,400,000	1,400,000
Municipal Securities - continued
	Principal Amount	Value
Illinois - continued
Illinois Dev. Fin. Auth. Indl. Dev. Rev.:
(Camcraft Proj.) Series 1993, 3.99%, LOC JPMorgan Chase Bank, VRDN (a)(b)	$ 100,000	$ 100,000
(Delta-Unibus Corp. Proj.) Series 2001, 3.86%, LOC Bank of America NA, VRDN (a)(b)	3,000,000	3,000,000
Illinois Schools Participating VRDN Series PZP 6, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	2,595,000	2,595,000
		7,095,000
Indiana - 0.4%
Indiana State Fin. Auth. Wtr. Facilities Rev. Participating VRDN Series 111, 3.84% (Liquidity Facility Bank of America NA) (a)(b)(d)	2,695,000	2,695,000
Indianapolis Econ. Dev. Rev. (US LLC Proj.) Series 1996, 4.28%, LOC JPMorgan Chase Bank, VRDN (a)(b)	75,000	75,000
Indianapolis Local Pub. Impt. Bond Bank Participating VRDN Series MACN 05 P, 3.84% (Liquidity Facility Bank of America NA) (a)(b)(d)	3,125,000	3,125,000
		5,895,000
Kansas - 0.3%
Wyandotte County/Kansas City Unified Govt. Gen. Oblig. BAN 3.65% 4/1/08	3,800,000	3,800,000
Kentucky - 1.2%
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.) Series 1993 A, 3.83% (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	1,600,000	1,600,000
Kenton County Arpt. Board Arpt. Rev. Participating VRDN Series FRRI 02 L15, 3.89% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(d)	5,000,000	5,000,000
Kenton County Arpt. Board Spl. Facilities Rev. Series A, 3.85% (Deutsche Post AG Guaranteed), VRDN (a)(b)	3,300,000	3,300,000
Louisville & Jefferson County Reg'l. Arpt. Auth. Spl. Facilities Rev. (UPS Worldwide Forwarding, Inc. Proj.) Series B, 3.96% (United Parcel Svc. of America Guaranteed), VRDN (a)(b)	5,800,000	5,800,000
		15,700,000
Louisiana - 1.9%
Louisiana Hsg. Fin. Agcy. Mtg. Rev. Participating VRDN Series Clipper 05 11, 3.85% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(d)	1,636,000	1,636,000
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.):
3.89%, VRDN (a)(b)	6,250,000	6,250,000
3.89%, VRDN (a)(b)	5,000,000	5,000,000
Municipal Securities - continued
	Principal Amount	Value
Louisiana - continued
West Baton Rouge Parish Indl. District #3 Rev.:
Bonds (Dow Chemical Co. Proj.) Series 1991, 4.05% tender 6/7/07, CP mode	$ 3,000,000	$ 3,000,000
(Dow Chemical Co. Proj.):
Series 1993, 4.04%, VRDN (a)(b)	3,800,000	3,800,000
Series 1995, 4.04%, VRDN (a)(b)	5,150,000	5,150,000
		24,836,000
Maine - 0.9%
Maine Hsg. Auth. Gen. Hsg. Rev. Participating VRDN:
Series MT 185, 3.85% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)(d)	1,765,000	1,765,000
Series MT 312, 3.85% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	2,425,000	2,425,000
Maine Hsg. Auth. Mtg. Purchase Rev.:
Bonds (Maine Gen. Mtg. Proj.) Series 2006 H, 3.62%, tender 12/17/07 (a)(b)	2,200,000	2,200,000
Participating VRDN Series Putters 1414, 3.86% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)(d)	5,160,000	5,160,000
		11,550,000
Maryland - 0.3%
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. (Maryland Residential Rev. Proj.) Series R, 3.64% 12/14/07 (b)	2,500,000	2,500,000
Montgomery County Hsg. Opportunity Commission Single Family Mtg. Rev. Participating VRDN Series MT 89, 3.85% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)(d)	1,680,000	1,680,000
		4,180,000
Minnesota - 0.2%
Minnesota Hsg. Fin. Agcy. Participating VRDN Series Putters 1552, 3.86% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)(d)	2,475,000	2,475,000
Missouri - 0.2%
Springfield Pub. Bldg. Corp. Participating VRDN Series Putters 1629, 3.86% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	2,900,000	2,900,000
Montana - 0.2%
Montana Board of Hsg. Participating VRDN Series PA 1406R, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	2,220,000	2,220,000
Municipal Securities - continued
	Principal Amount	Value
Nebraska - 0.4%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Participating VRDN Series Putters 1352, 3.86% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)(d)	$ 5,555,000	$ 5,555,000
Nevada - 0.7%
Clark County Arpt. Rev. Participating VRDN Series ROC II R 11038, 3.85% (Liquidity Facility Citibank NA) (a)(b)(d)	6,790,000	6,790,000
Nevada Director of Dept. Commerce Indl. Dev. Rev. (Primex Corp. Proj.) 4.28%, LOC JPMorgan Chase Bank, VRDN (a)(b)	135,000	135,000
Nevada State Dept. of Bus. & Industry (Republic Svcs., Inc. Proj.) 4.05%, VRDN (a)(b)	2,600,000	2,600,000
		9,525,000
New Hampshire - 0.0%
New Hampshire Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series Clipper 05 3, 3.85% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(d)	98,000	98,000
New Jersey - 0.5%
Madison Borough Gen. Oblig. BAN 4% 10/19/07	6,800,000	6,807,574
New Mexico - 0.1%
New Mexico Mtg. Fin. Auth. Participating VRDN Series Clipper 05 15, 3.85% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(d)	1,928,000	1,928,000
New York - 0.6%
Rockland County Gen. Oblig. BAN 4% 12/20/07	8,100,000	8,116,102
Non State Specific - 0.3%
Clipper Tax-Exempt Trust Participating VRDN Series Clipper 04 11, 3.89% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(d)	1,419,000	1,419,000
Multi-state Participating VRDN Series PZP 011, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	1,280,000	1,280,000
Multi-State Hsg. Participating VRDN Series Clipper 07 14, 3.88% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(d)	1,200,000	1,200,000
		3,899,000
North Carolina - 0.3%
Gaston County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Duke Energy Corp. Proj.) Series 1999, 4.05%, VRDN (a)(b)	1,900,000	1,900,000
Municipal Securities - continued
	Principal Amount	Value
North Carolina - continued
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Participating VRDN:
Series FRRI 03 L17, 3.89% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(d)	$ 1,400,000	$ 1,400,000
Series LB 03 L44J, 3.92% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(d)	1,100,000	1,100,000
		4,400,000
North Dakota - 0.1%
Hebron Indl. Dev. Rev. (Dacco, Inc. Proj.) 3.89%, LOC U.S. Bank NA, Minnesota, VRDN (a)(b)	1,000,000	1,000,000
Ohio - 1.2%
Dayton Montgomery County Port Auth. Spl. Arpt. Facilities Rev. (Wilmington Air Park, Inc. Proj.):
Series 2007 A, 3.89% (Deutsche Post AG Guaranteed), VRDN (a)(b)	2,900,000	2,900,000
Series 2007 B, 3.89% (Deutsche Post AG Guaranteed), VRDN (a)(b)	2,900,000	2,900,000
Series 2007 C, 3.89% (Deutsche Post AG Guaranteed), VRDN (a)(b)	2,500,000	2,500,000
Delaware Gen. Oblig. BAN 4% 5/8/08	5,645,000	5,661,767
Ohio Solid Waste Rev. (Republic Svcs., Inc. Proj.) 4.07%, VRDN (a)(b)	1,300,000	1,300,000
Summit County Indl. Dev. Rev. (Ganzhorn Properties Proj.) 4.28%, LOC JPMorgan Chase Bank, VRDN (a)(b)	520,000	520,000
		15,781,767
Oklahoma - 0.3%
Oklahoma Hsg. Fin. Agcy. Single Family Mtg. Rev. Participating VRDN Series LB 06 P42, 3.89% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(d)	3,460,000	3,460,000
Oregon - 0.7%
Oregon Homeowner Rev. Participating VRDN:
Series MT 228, 3.85% (Liquidity Facility Bayerische Landesbank (UNGTD)) (a)(b)(d)	3,635,000	3,635,000
Series MT 294, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	3,360,000	3,360,000
Portland Econ. Dev. Rev. (Columbia Aluminum Recycling Proj.) 3.89%, LOC U.S. Bank NA, Minnesota, VRDN (a)(b)	1,900,000	1,900,000
		8,895,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - 1.2%
Cambria County Ind. Dev. Auth. (Cambria Cogen Co. Proj.) Series 1998 A1, 3.97%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (a)(b)	$ 8,525,000	$ 8,525,000
Crawford County Indl. Dev. Auth. Rev. (Greenleaf Corp. Proj.) 3.89%, LOC Nat'l. City Bank Cleveland, VRDN (a)(b)	4,100,000	4,100,000
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.05%, VRDN (a)(b)	1,600,000	1,600,000
Philadelphia Arpt. Rev. Series 2005 C, 3.87% (MBIA Insured), VRDN (a)(b)	1,805,000	1,805,000
		16,030,000
Puerto Rico - 0.2%
Puerto Rico Ind. Med. & Envir. Poll. Cont. Facilities Fing. Auth. Rev. Bonds (Abbot Labs Proj.) 3.95%, tender 3/1/08 (a)	2,680,000	2,680,000
South Carolina - 1.2%
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series A, 4%, VRDN (a)	2,600,000	2,600,000
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Participating VRDN:
Series BA 01 L, 3.91% (Liquidity Facility Bank of America NA) (a)(b)(d)	1,875,000	1,875,000
Series Putters 1388, 3.86% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)(d)	5,290,000	5,290,000
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev. (Mohawk Ind., Inc. Proj.) Series 1997 B, 3.86%, LOC Wachovia Bank NA, VRDN (a)(b)	1,200,000	1,200,000
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 3.95% tender 8/1/07, CP mode	5,100,000	5,100,000
		16,065,000
South Dakota - 0.4%
South Dakota Hsg. Dev. Auth. Participating VRDN:
Series LB 04 L34J, 3.92% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(d)	1,725,000	1,725,000
Series LB 06 P41, 3.89% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(d)	3,090,000	3,090,000
		4,815,000
Tennessee - 1.0%
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Participating VRDN Series PT 3897, 3.85% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	4,995,000	4,995,000
Municipal Securities - continued
	Principal Amount	Value
Tennessee - continued
Tennessee Hsg. Participating VRDN Series Clipper 05 10, 3.85% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(d)	$ 3,000,000	$ 3,000,000
Tennessee Hsg. Dev. Agcy. Participating VRDN:
Series LB 04 L7, 3.92% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(d)	1,960,000	1,960,000
Series LB L32J, 3.92% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(d)	3,285,000	3,285,000
		13,240,000
Texas - 2.2%
Brazos River Auth. Poll. Cont. Rev. (Texas Utils. Energy Co. Proj.) Series A, 3.87%, LOC Wachovia Bank NA, VRDN (a)(b)	3,100,000	3,100,000
Brazos River Hbr. Navigation District Brazoria County Envir. Facilities Rev. (Dow Chemical Co. Proj.) Series A2, 4.04%, VRDN (a)(b)	1,000,000	1,000,000
Dallas Fort Worth Int'l. Arpt. Rev.:
Bonds Series A, 5% 11/1/07 (b)	5,000,000	5,028,490
Participating VRDN Series ROC II 251, 3.85% (Liquidity Facility Citigroup, Inc.) (a)(b)(d)	2,525,000	2,525,000
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev. (BP Amoco Chemical Co. Proj.) Series B, 3.94%, VRDN (a)(b)	5,000,000	5,000,000
Plano Health Facilities Dev. Corp. Hosp. Rev. Bonds (Children's & Presbyterian Health Care Ctr. Proj.) 3.83% tender 7/10/07 (MBIA Insured) (Liquidity Facility JPMorgan Chase Bank), CP mode	7,900,000	7,900,000
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev. Participating VRDN Series LB 06 K95, 3.89% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(d)	4,200,000	4,200,000
		28,753,490
Vermont - 0.1%
Vermont Hsg. Fin. Agcy. Single Family Participating VRDN Series BA 02 I, 3.89% (Liquidity Facility Bank of America NA) (a)(b)(d)	1,210,000	1,210,000
Virginia - 1.7%
Chesterfield County Indl. Dev. Auth. Rev. Participating VRDN Series PT 886, 3.85% (Liquidity Facility Lloyds TSB Bank PLC) (a)(d)	1,300,000	1,300,000
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 3.93% tender 8/10/07, CP mode (b)	3,200,000	3,200,000
Municipal Securities - continued
	Principal Amount	Value
Virginia - continued
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.):
Series 1984:
4.05% tender 6/6/07, CP mode	$ 3,000,000	$ 3,000,000
4.05% tender 6/11/07, CP mode	2,000,000	2,000,000
4.05% tender 6/19/07, CP mode	4,000,000	4,000,000
Series 1987, 4% tender 6/8/07, CP mode	1,100,000	1,100,000
Virginia Hsg. Dev. Auth. Participating VRDN Series LB 06 K75, 3.89% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(d)	5,100,000	5,100,000
Virginia Hsg. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series LB 06 P109, 3.89% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(d)	2,100,000	2,100,000
		21,800,000
Washington - 0.5%
Washington Hsg. Fin. Commission Participating VRDN Series Putters 1335, 3.86% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)(d)	4,720,000	4,720,000
Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (Fairwinds Redmond Proj.) Series A, 3.83%, LOC Bank of America NA, VRDN (a)(b)	2,000,000	2,000,000
		6,720,000
West Virginia - 0.3%
Elkins Bldg. Commission Rev. (Davis & Elkins College Proj.) 3.96%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)	4,390,000	4,390,000
Wisconsin - 0.4%
Hartford Cmnty. Dev. Auth. Indl. Dev. Rev. (TNT/Larpen Supply Proj.) 4.13%, LOC JPMorgan Chase Bank, VRDN (a)(b)	750,000	750,000
Municipal Securities - continued
	Principal Amount	Value
Wisconsin - continued
Milwaukee County Gen. Oblig. RAN 4.25% 3/27/08	$ 2,700,000	$ 2,714,518
Wisconsin State Participating VRDN Series LB 06 K40, 3.89% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(d)	1,765,000	1,765,000
		5,229,518
TOTAL INVESTMENT PORTFOLIO - 98.2% (Cost $1,296,139,956)		1,296,139,956
NET OTHER ASSETS - 1.8%		24,320,080
NET ASSETS - 100%		$ 1,320,460,036
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,900,000 or 0.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Orlando Utils. Commission Wtr. & Elec. Rev. Bonds Series PT 2372, 3.55%, tender 10/11/07 (Liquidity Facility Dexia Cr. Local de France)	10/10/06	$ 5,900,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 115,234

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Florida Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	May 31, 2007 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,296,139,956)		$ 1,296,139,956
Cash		25,251,205
Receivable for investments sold		700,000
Receivable for fund shares sold		11,411,474
Interest receivable		6,766,517
Other receivables		422,972
Total assets		1,340,692,124

Liabilities
Payable for investments purchased	$ 11,301,192
Payable for fund shares redeemed	8,259,461
Distributions payable	111,107
Accrued management fee	559,709
Other affiliated payables	619
Total liabilities		20,232,088

Net Assets		$ 1,320,460,036
Net Assets consist of:
Paid in capital		$ 1,320,422,607
Undistributed net investment income		64,495
Accumulated undistributed net realized gain (loss) on investments		(27,066)
Net Assets, for 1,320,302,198 shares outstanding		$ 1,320,460,036
Net Asset Value, offering price and redemption price per share ($1,320,460,036 ÷ 1,320,302,198 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended May 31, 2007 (Unaudited)

Investment Income
Interest		$ 27,178,723
Income from Fidelity Central Funds		115,234
Total income		27,293,957

Expenses
Management fee	$ 3,769,009
Independent trustees' compensation	2,563
Total expenses before reductions	3,771,572
Expense reductions	(897,321)	2,874,251
Net investment income		24,419,706
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(33,577)
Net increase in net assets resulting from operations		$ 24,386,129

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Florida Municipal Money Market Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2007 (Unaudited)	Year ended November 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 24,419,706	$ 53,780,801
Net realized gain (loss)	(33,577)	51,046
Net increase in net assets resulting from operations	24,386,129	53,831,847
Distributions to shareholders from net investment income	(24,418,330)	(53,781,381)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	2,483,549,941	6,609,177,315
Reinvestment of distributions	23,795,125	52,505,318
Cost of shares redeemed	(2,773,180,916)	(6,718,766,188)
Net increase (decrease) in net assets and shares resulting from share transactions	(265,835,850)	(57,083,555)
Total increase (decrease) in net assets	(265,868,051)	(57,033,089)

Net Assets
Beginning of period	1,586,328,087	1,643,361,176
End of period (including undistributed net investment income of $64,495 and undistributed net investment income of $63,119, respectively)	$ 1,320,460,036	$ 1,586,328,087

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.016	.030	.019	.007	.007	.011
Distributions from net investment income	(.016)	(.030)	(.019)	(.007)	(.007)	(.011)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	1.63%	3.02%	1.91%	.75%	.66%	1.14%
Ratios to Average Net Assets D, E
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.38% A	.39%	.40%	.49%	.49%	.46%
Net investment income	3.25% A	2.96%	1.88%	.75%	.67%	1.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,320,460	$ 1,586,328	$ 1,643,361	$ 1,393,825	$ 962,448	$ 787,714

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2007 (Unaudited)

1. Organization.

Fidelity Florida Municipal Income Fund (the Income Fund) is a fund of Fidelity Court Street Trust. Fidelity Florida Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Court Street Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Effective the close of business on April 2, 2007, the Funds were closed to most new accounts. Fidelity Court Street Trust and Fidelity Court Street Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Florida.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedule of Investments lists each of the Fidelity Central Funds as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, each Fund uses independent pricing services approved by the Board of Trustees to value their investments. For the Income Fund, debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon,

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities owned by the Money Market Fund are valued at amortized cost which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount, deferred trustees compensation, and losses deferred due to wash sales.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Fidelity Florida Municipal Income Fund	$ 412,241,513	$ 7,918,617	$ (2,792,457)	$ 5,126,160
Fidelity Florida Municipal Money Market Fund	1,296,139,956	-	-	-

Short-Term Trading (Redemption) Fees. Shares held in the Income Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Funds' net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

Semiannual Report

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. Certain Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. Certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

Swap Agreements. The Income Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the Fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Note Purchase Agreements. The Money Market Fund, together with other affiliated funds, has entered into an agreement representing a commitment to purchase specific notes prior to their issuance. Based on the terms of the agreement, the Money Market Fund is committed to purchase up to $2,500,000 of notes with a floating rate coupon based on an Index Rate as defined in the agreement and maturing on August 31, 2007. Payment for the notes is not required and interest does not accrue until the delivery date. The obligation of the Money Market Fund to purchase these notes is contingent upon no material adverse changes in the credit quality of the issuer. The issuer may submit a request to the Money Market Fund to purchase up to the maximum principal amount of the note. The Money Market Fund does not record a portfolio holding or any entries to its records until the notes are purchased. The notes are subject to market value fluctuations and there is risk the securities will not be issued as anticipated. The Money Market Fund has identified securities as segregated with a value at least equal to the amount of the commitment.

5. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, for the Income Fund aggregated $69,031,380 and $108,708,387, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Income Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the Fund's average net assets.

FMR and its affiliates provide the Money Market Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .50% of the Fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense, including commitment fees. The management fee paid to FMR by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the Funds' transfer and shareholder servicing agent and accounting functions. Under the terms of the management fee contract, FMR pays transfer agent fees on behalf of the Money Market Fund. The Income Fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month. For the period, the Income Fund's transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Florida Municipal Income Fund	.06%	|

7. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Fidelity Florida Municipal Income Fund	565

During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Income Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction

Fidelity Florida Municipal Income Fund	$ 3,412	$ 86,755

In addition, through an arrangement with the Money Market Fund's custodian and transfer agent, $897,321 of credits realized as a result of uninvested cash balances were used to reduce the Fund's management fee.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

10. Proposed Reorganization.

On March 15, 2007, the Board of Trustees for the Income Fund and the Money Market Fund ("Target Funds") approved Agreements and Plans of Reorganization between the Income Fund and Fidelity Municipal Income Fund ("Acquiring Fund") and between the Money Market Fund and Fidelity Municipal Money Market Fund ("Acquiring Fund"). Each agreement provides for the transfer of all the assets and the assumption of all the liabilities of each Target Fund in exchange solely for the number of equivalent shares of each Acquiring Fund having the same aggregate net asset value as the outstanding shares of each Target Fund on the day each reorganization is effective. A meeting of shareholders of each Target Fund is expected to be held on September 19, 2007 to vote on each reorganization. If approved by shareholders, each reorganization is expected to become effective on or about October 26, 2007. Each reorganization, which is not conditioned upon the other, is expected to qualify as a tax-free transaction with no gain or loss recognized by the funds or their shareholders.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Citibank, N.A.

New York, NY

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
 and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

SFC-USAN-0707
1.786818.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity® New Jersey
Municipal Income Fund

Fidelity New Jersey Municipal
Money Market Fund

Semiannual Report

May 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity New Jersey Municipal Income Fund
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Fidelity New Jersey Municipal Money Market Fund
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the financial statements

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks are currently on pace to register their fifth-straight year of positive returns, although gains could be trimmed if the U.S. economy continues to slow. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2006 to May 31, 2007).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value December 1, 2006	Ending Account Value May 31, 2007	Expenses Paid During Period* December 1, 2006 to May 31, 2007
Fidelity New Jersey Municipal Income Fund
Actual	$ 1,000.00	$ 999.00	$ 2.39
Hypothetical A	$ 1,000.00	$ 1,022.54	$ 2.42
Fidelity New Jersey Municipal Money Market Fund
Actual	$ 1,000.00	$ 1,016.00	$ 2.56
Hypothetical A	$ 1,000.00	$ 1,022.39	$ 2.57

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Fidelity New Jersey Municipal Income Fund	.48%
Fidelity New Jersey Municipal Money Market Fund	.51%

Semiannual Report

Fidelity New Jersey Municipal Income Fund

Investment Changes

Top Five Sectors as of May 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	49.1	51.4
Escrowed/Pre-Refunded	16.3	12.6
Transportation	11.3	11.4
Special Tax	5.9	3.6
Electric Utilities	4.8	5.1
Weighted Average Maturity as of May 31, 2007
		6 months ago
Years	7.3	7.4

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity. Effective May 2007, the calculation was modified taking into account any maturity shortening feature such as a call, refunding or redemption provision. The prior period figure reflects this change.

Duration as of May 31, 2007
6 months ago
Years	6.4	6.6

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of May 31, 2007	As of November 30, 2006
AAA 74.7%	AAA 73.3%
AA,A 21.0%	AA,A 19.6%
BBB 1.3%	BBB 3.9%
BB and Below 0.3%	BB and Below 0.3%
Not Rated 0.4%	Not Rated 0.4%
Short-Term Investments and Net Other Assets 2.3%	Short-Term Investments and Net Other Assets 2.5%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Semiannual Report

Fidelity New Jersey Municipal Income Fund

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.7%
	Principal Amount	Value
Guam - 0.1%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 6% 7/1/25	$ 400,000	$ 434,720
New Jersey - 82.7%
Atlantic County Impt. Auth. Luxury Tax Rev. (Convention Ctr. Proj.):
7.375% 7/1/10 (Escrowed to Maturity) (c)	545,000	572,392
7.4% 7/1/16 (Escrowed to Maturity) (c)	3,510,000	4,161,035
Bergen County Impt. Auth. School District Rev. (Wyckoff Township Board of Ed. Proj.) 5.25% 4/1/20	1,770,000	1,911,087
Bordentown Swr. Auth. Rev. Series E, 5.5% 12/1/25 (FGIC Insured)	2,750,000	2,884,888
Burlington County Board Commission Pooled Ln. Rev. (Govt. Ln. Prog.) 5.25% 12/15/22 (AMBAC Insured)	3,290,000	3,526,288
Burlington County Bridge Commission Lease Rev. (Govt. Leasing Prog.):
5.25% 8/15/16	1,100,000	1,166,495
5.25% 8/15/17	1,000,000	1,059,010
5.25% 8/15/19 (Pre-Refunded to 8/15/12 @ 100) (c)	1,000,000	1,064,320
Camden County Impt. Auth. Rev. (Cooper Health Sys. Obligated Group Proj.) Series B, 5.25% 2/15/11	2,075,000	2,126,585
Cape May County Indl. Poll. Cont. Fing. Auth. Rev. (Atlantic City Elec. Co. Proj.) Series A, 6.8% 3/1/21 (MBIA Insured)	1,350,000	1,700,514
Cape May County Muni. Utils. Auth. Series A, 5.75% 1/1/13 (FSA Insured)	5,200,000	5,682,924
Casino Reinvestment Dev. Auth. Hotel Room Fee Rev. 5.25% 1/1/24 (AMBAC Insured)	1,600,000	1,715,600
Egg Hbr. Township School District:
5.5% 7/15/17 (FSA Insured)	1,970,000	2,213,689
5.5% 7/15/18 (FSA Insured)	1,685,000	1,901,792
Essex County Impt. Auth. (County Correctional Facility Proj.) 5.25% 10/1/18 (Pre-Refunded to 10/1/12 @ 100) (c)	1,000,000	1,065,750
Evesham Township Muni. Utils. Auth. Rev. Series 2003 A, 5.125% 7/1/15 (AMBAC Insured)	2,570,000	2,706,287
Garden State Preservation Trust Open Space & Farmland Preservation:
Series 2005 A, 5.8% 11/1/19 (FSA Insured)	5,000,000	5,614,150
Series A, 5.25% 11/1/19 (Pre-Refunded to 11/1/13 @ 100) (c)	7,900,000	8,499,057
Series B:
6.375% 11/1/13 (MBIA Insured)	4,000,000	4,556,200
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
Garden State Preservation Trust Open Space & Farmland Preservation: - continued
6.375% 11/1/15 (MBIA Insured)	$ 6,630,000	$ 7,749,542
6.375% 11/1/16 (MBIA Insured)	3,490,000	4,125,250
Hudson County Ctfs. of Prtn.:
6% 6/1/11 (MBIA Insured)	2,185,000	2,348,809
6.25% 6/1/14 (MBIA Insured)	3,210,000	3,636,128
6.25% 6/1/15 (MBIA Insured)	2,420,000	2,771,408
6.25% 12/1/15 (MBIA Insured)	1,525,000	1,758,051
6.25% 6/1/16 (MBIA Insured)	1,610,000	1,864,122
Jersey City Gen. Oblig.:
Series 2005 C, 5% 9/1/18 (MBIA Insured)	4,000,000	4,232,080
Series B, 5.25% 3/1/15 (AMBAC Insured)	1,250,000	1,358,238
Lenape Reg'l. High School District:
7.625% 1/1/13 (MBIA Insured)	675,000	800,928
7.625% 1/1/14 (MBIA Insured)	1,000,000	1,214,090
Manalapan-Englishtown Reg'l. Board of Ed. 5.75% 12/1/22 (FGIC Insured)	1,340,000	1,578,105
Middlesex County Ctfs. of Prtn. 5.5% 8/1/17 (MBIA Insured)	1,000,000	1,058,030
Middlesex County Impt. Auth. Rev. (Guaranteed Open Space Trust Fund Prog.):
5.25% 9/15/16	1,360,000	1,461,279
5.25% 9/15/17	2,000,000	2,139,740
Monmouth County Impt. Auth. Rev. (Howell Township Board of Ed. Impt. Proj.) Series A:
5.25% 7/15/17 (AMBAC Insured)	1,910,000	2,026,548
5.25% 7/15/18 (AMBAC Insured)	2,010,000	2,129,776
Monroe Township Muni. Util. Auth. Middlesex County Rev.:
5.25% 2/1/12 (FGIC Insured)	850,000	890,171
5.25% 2/1/12 (Pre-Refunded to 2/1/11 @ 100) (c)	280,000	293,331
Montgomery Township Board of Ed. Series 2001, 5.25% 8/1/15 (MBIA Insured)	1,285,000	1,360,314
Morristown Gen. Oblig.:
6.5% 8/1/17 (FSA Insured)	1,225,000	1,466,007
6.5% 8/1/19 (FSA Insured)	630,000	764,108
New Jersey Bldg. Auth. Bldg. Rev. 5.75% 6/15/09	1,185,000	1,210,572
New Jersey Econ. Dev. Auth. Econ. Dev. Rev. (The Seeing Eye, Inc. Proj.) 6.2% 12/1/24 (Pre-Refunded to 12/1/09 @ 102) (c)	2,000,000	2,148,880
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. Rev.:
(School Facilities Construction Proj.) Series K, 5.25% 12/15/16 (AMBAC Insured)	$ 7,000,000	$ 7,626,920
Series 2004 A, 5.25% 7/1/31 (MBIA Insured)	5,000,000	5,327,650
Series 2005 K:
5.25% 12/15/15 (FGIC Insured)	6,000,000	6,528,300
5.5% 12/15/19 (AMBAC Insured)	14,000,000	15,831,760
Series 2005 O:
5.125% 3/1/28	11,000,000	11,606,100
5.125% 3/1/30	2,175,000	2,287,535
5.25% 3/1/21 (MBIA Insured)	3,000,000	3,208,140
5.25% 3/1/23	3,340,000	3,562,644
5.25% 3/1/25	3,000,000	3,197,940
5.25% 3/1/26	9,000,000	9,581,580
Series 2005 P:
5.125% 9/1/28	4,000,000	4,203,960
5.25% 9/1/26	8,000,000	8,550,640
Series A, 5.25% 7/1/15 (MBIA Insured)	3,500,000	3,769,325
Series F, 5.25% 6/15/19 (Pre-Refunded to 6/15/13 @ 100) (c)	1,500,000	1,607,820
Series I, 5.25% 9/1/28 (Pre-Refunded to 9/1/14 @ 100) (c)	2,000,000	2,164,800
Series N1, 5.5% 9/1/24 (AMBAC Insured)	5,000,000	5,718,250
Series O, 5.25% 3/1/22	15,700,000	16,767,914
Series S, 5% 9/1/36	5,000,000	5,221,550
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev.:
(American Wtr. Co., Inc. Proj.):
Series 1994 B, 5.95% 11/1/29 (FGIC Insured) (b)	7,700,000	7,756,441
Series 1997 B, 5.375% 5/1/32 (FGIC Insured) (b)	3,750,000	3,858,113
Series A, 5.25% 7/1/38 (FGIC Insured) (b)	3,270,000	3,347,990
(Middlesex Wtr. Co. Proj.) 5.35% 2/1/38 (MBIA Insured) (b)	1,000,000	1,023,250
New Jersey Edl. Facilities Auth. Dorm. Safety Trust Fund Rev. Series 2001 A:
5.25% 3/1/09	4,855,000	4,973,705
5.25% 3/1/10	4,855,000	5,018,274
5.25% 3/1/11	4,605,000	4,799,515
New Jersey Edl. Facilities Auth. Rev.:
(College of New Jersey Proj.) Series C, 5.375% 7/1/16 (FGIC Insured)	2,000,000	2,132,620
(Drew Univ. Proj.) Series D, 4.125% 7/1/22 (MBIA Insured)	895,000	862,324
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Edl. Facilities Auth. Rev.: - continued
(Higher Ed. Cap. Impt. Fund Prog.) Series 2000 A, 5.75% 9/1/12 (FSA Insured)	$ 1,195,000	$ 1,298,762
(Montclair State Univ. Proj.) Series L, 5.125% 7/1/20 (MBIA Insured)	2,145,000	2,285,498
(Ramapo College Proj.) Series E, 5% 7/1/34 (Pre-Refunded to 7/1/14 @ 100) (c)	1,500,000	1,598,220
(Rowan Univ. Proj.) Series B:
5.5% 7/1/16 (FGIC Insured)	2,500,000	2,772,850
5.5% 7/1/18 (FGIC Insured)	4,390,000	4,920,005
(Saint Peter's College Proj.) Series B, 5.375% 7/1/12	1,450,000	1,473,490
New Jersey Envir. Infrastructure Trust Series A:
5.5% 9/1/10 (Pre-Refunded to 9/1/09 @ 101) (c)	1,675,000	1,753,072
5.5% 9/1/11 (Pre-Refunded to 9/1/09 @ 101) (c)	2,830,000	2,961,906
New Jersey Gen. Oblig. Series 2005 N:
5.5% 7/15/16 (AMBAC Insured)	1,900,000	2,117,265
5.5% 7/15/17 (FGIC Insured)	1,000,000	1,120,160
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.) Series A, 6% 7/1/11 (AMBAC Insured)	3,500,000	3,782,380
(Atlantic City Med. Ctr. Proj.) 5.75% 7/1/25	3,000,000	3,175,230
(AtlantiCare Reg'l. Med. Ctr. Proj.) 5% 7/1/17 (a)	1,000,000	1,053,360
(Kennedy Health Sys. Proj.) Series B, 5.75% 7/1/07 (MBIA Insured)	1,930,000	1,932,586
(Saint Joseph's Hosp. & Med. Ctr. Proj.) Series A, 5.75% 7/1/16 (Connie Lee Hldgs., Inc. Insured)	1,000,000	1,011,420
(Saint Mary's Hosp. - Passaic Proj.) Series 1:
5% 3/1/20	2,030,000	2,125,491
5% 3/1/21	2,680,000	2,797,438
(Saint Peter's Univ. Hosp. Proj.) Series A, 6.875% 7/1/30	1,500,000	1,604,205
(South Jersey Hosp. Proj.) 5% 7/1/14	1,620,000	1,687,473
5.375% 11/15/33 (Pre-Refunded to 11/15/12 @ 100) (c)	2,040,000	2,187,308
New Jersey Hwy. Auth. Garden State Parkway Gen. Rev. (Sr. Parkway Proj.) 6% 1/1/19 (Escrowed to Maturity) (c)	5,385,000	6,256,078
New Jersey Sports & Exposition Auth. Contract Rev. Series A:
5.25% 3/1/11 (Escrowed to Maturity) (c)	15,000	15,729
5.25% 3/1/11 (MBIA Insured)	1,345,000	1,411,335
6% 3/1/14 (MBIA Insured)	4,220,000	4,452,311
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Tobacco Settlement Fing. Corp.:
6.375% 6/1/32 (Pre-Refunded to 6/1/13 @ 100) (c)	$ 7,215,000	$ 8,095,086
6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (c)	4,005,000	4,604,789
7% 6/1/41 (Pre-Refunded to 6/1/13 @ 100) (c)	1,770,000	2,058,492
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2005 C:
6.5% 1/1/16	595,000	671,065
6.5% 1/1/16 (Escrowed to Maturity) (c)	185,000	211,714
Series A, 5% 1/1/25 (FSA Insured)	3,000,000	3,146,280
Series C:
6.5% 1/1/16 (Escrowed to Maturity) (c)	3,130,000	3,582,128
6.5% 1/1/16 (Escrowed to Maturity) (c)	3,100,000	3,547,795
New Jersey Trans. Trust Fund Auth.:
Series 2005 C, 5.25% 6/15/20 (FGIC Insured)	10,000,000	10,744,400
Series 2005 D, 5% 6/15/20	4,000,000	4,202,200
Series 2006 C, 0% 12/15/34 (FSA Insured)	4,000,000	1,125,480
Series A:
5.25% 12/15/14 (MBIA Insured)	5,525,000	5,981,255
5.5% 6/15/12	145,000	154,883
5.5% 6/15/12 (Escrowed to Maturity) (c)	7,365,000	7,908,611
5.75% 6/15/15 (Escrowed to Maturity) (c)	3,000,000	3,368,370
Series B:
5.25% 12/15/16 (MBIA Insured)	9,830,000	10,665,943
5.25% 12/15/22 (AMBAC Insured)	1,200,000	1,331,040
5.5% 12/15/15 (MBIA Insured)	11,000,000	12,165,450
5.5% 12/15/16 (MBIA Insured)	5,000,000	5,568,300
5.5% 12/15/20 (FGIC Insured)	15,235,000	17,246,014
Series C:
0% 12/15/36 (AMBAC Insured)	2,000,000	511,740
5.25% 6/15/16 (Pre-Refunded to 6/15/15 @ 100) (c)	3,000,000	3,266,040
5.5% 12/15/10 (FSA Insured)	3,000,000	3,161,790
5.5% 12/15/13 (Escrowed to Maturity) (c)	2,820,000	3,077,804
5.5% 12/15/13 (FSA Insured)	8,235,000	8,948,233
5.75% 12/15/12 (FSA Insured)	5,000,000	5,455,900
New Jersey Transit Corp. Ctfs. of Prtn. Series A:
5.25% 9/15/15 (AMBAC Insured)	3,300,000	3,566,310
6% 9/15/13 (Pre-Refunded to 9/15/09 @ 100) (c)	3,000,000	3,141,840
New Jersey Wtr. Supply Auth. Rev. (Delaware & Raritan Sys. Proj.) 5.375% 11/1/12 (MBIA Insured) (b)	1,500,000	1,541,220
Newark Gen. Oblig.:
5.3% 9/1/16 (MBIA Insured)	3,500,000	3,513,265
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
Newark Gen. Oblig.: - continued
5.375% 12/15/13 (MBIA Insured)	$ 2,840,000	$ 3,042,094
Newark Port Auth. Hsg. Auth.:
(City of Newark Redev. Proj.):
5% 1/1/34 (Pre-Refunded to 1/1/14 @ 100) (c)	5,000,000	5,307,100
5.5% 1/1/27 (Pre-Refunded to 1/1/14 @ 100) (c)	2,500,000	2,725,325
(Newark Redev. Proj.) 5.25% 1/1/18 (MBIA Insured)	4,150,000	4,541,055
North Bergen Township Muni. Utils. Auth. Swr. Rev.:
5.25% 12/15/16 (MBIA Insured)	2,800,000	3,002,636
5.25% 12/15/17 (MBIA Insured)	1,000,000	1,072,960
North Hudson Swr. Auth. Swr. Rev. Series A, 0% 8/1/24 (MBIA Insured)	2,000,000	924,340
Ocean County Utils. Auth. Wastewtr. Rev. Series 2001, 5.25% 1/1/15	4,540,000	4,798,144
Plainfield Board of Ed. 5% 8/1/20 (FSA Insured)	1,500,000	1,528,425
Rutgers State Univ. Rev. (State Univ. of New Jersey Proj.) Series A, 6.4% 5/1/13	2,000,000	2,152,080
Southeast Morris County Muni. Utils. Auth. Wtr. Rev. 5% 1/1/14 (MBIA Insured)	1,145,000	1,185,430
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) 5.5% 5/1/34 (FGIC Insured)	6,000,000	6,540,900
Univ. of Medicine & Dentistry Series A:
5.5% 12/1/23 (AMBAC Insured)	1,800,000	1,926,378
5.5% 12/1/27 (AMBAC Insured)	4,000,000	4,282,880
Univ. of Medicine & Dentistry of New Jersey Ctfs. of Prtn. 5% 6/15/29 (MBIA Insured)	1,000,000	1,042,670
		497,478,056
New Jersey/Pennsylvania - 1.8%
Delaware River Joint Toll Bridge Commission Bridge Rev.:
5.25% 7/1/17	1,300,000	1,375,309
5.25% 7/1/17 (Pre-Refunded to 7/1/13 @ 100) (c)	1,700,000	1,822,978
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
(Port District Proj.):
Series 1999 B, 5.7% 1/1/22 (FSA Insured)	2,000,000	2,086,240
Series A, 5.5% 1/1/18 (FSA Insured)	2,000,000	2,135,360
Series 1999:
5.75% 1/1/15 (FSA Insured)	2,000,000	2,095,640
6% 1/1/18 (FSA Insured)	1,300,000	1,367,782
		10,883,309
Municipal Bonds - continued
	Principal Amount	Value
New York & New Jersey - 7.8%
Port Auth. of New York & New Jersey:
117th Series, 5.125% 11/15/11 (FGIC Insured) (b)	$ 5,220,000	$ 5,347,107
120th Series, 5.75% 10/15/13 (MBIA Insured) (b)	2,900,000	2,946,429
124th Series, 5% 8/1/13 (FGIC Insured) (b)	3,000,000	3,058,290
126th Series:
5.25% 5/15/37 (FGIC Insured) (b)	8,030,000	8,398,497
5.5% 11/15/11 (FGIC Insured) (b)	1,495,000	1,585,448
127th Series, 5.5% 12/15/13 (AMBAC Insured) (b)	8,600,000	9,228,230
128th Series:
5% 11/1/18 (FSA Insured)	3,000,000	3,165,660
5% 11/1/19 (FSA Insured)	2,800,000	2,949,016
5% 11/1/22 (FSA Insured)	2,190,000	2,298,931
134th Series, 5% 1/15/39	4,500,000	4,681,710
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (MBIA Insured) (b)	3,000,000	3,430,710
		47,090,028
Puerto Rico - 5.3%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series Y, 5.5% 7/1/36 (Pre-Refunded to 7/1/16 @ 100) (c)	2,100,000	2,347,800
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series E, 5.5% 7/1/16 (FSA Insured)	2,525,000	2,822,950
Series N, 5.25% 7/1/34	3,000,000	3,395,880
5.75% 7/1/19 (FGIC Insured)	3,000,000	3,287,220
Puerto Rico Commonwealth Infrastructure Fing. Auth.:
Series 2000 A, 5.5% 10/1/40 (Escrowed to Maturity) (c)	6,075,000	6,449,706
Series C, 5.5% 7/1/18 (AMBAC Insured)	2,000,000	2,256,640
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series NN, 5.25% 7/1/21 (MBIA Insured)	5,000,000	5,559,000
Series QQ:
5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	1,700,000	1,903,660
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.: - continued
Series QQ:
5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured)	$ 1,000,000	$ 1,123,570
Puerto Rico Govt. Dev. Bank 5% 12/1/10	2,500,000	2,576,550
		31,722,976
TOTAL INVESTMENT PORTFOLIO - 97.7% (Cost $577,727,219)	587,609,089
NET OTHER ASSETS - 2.3%	13,557,959
NET ASSETS - 100%	$ 601,167,048
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	49.1%
Escrowed/Pre-Refunded	16.3%
Transportation	11.3%
Special Tax	5.9%
Others* (individually less than 5%)	17.4%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity New Jersey Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	May 31, 2007 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $577,727,219)		$ 587,609,089
Cash		5,122,629
Receivable for investments sold		34,843
Receivable for fund shares sold		675,627
Interest receivable		9,892,954
Prepaid expenses		1,514
Other receivables		75,161
Total assets		603,411,817

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 1,055,840
Payable for fund shares redeemed	191,962
Distributions payable	652,285
Accrued management fee	183,537
Other affiliated payables	136,323
Other payables and accrued expenses	24,822
Total liabilities		2,244,769

Net Assets		$ 601,167,048
Net Assets consist of:
Paid in capital		$ 591,013,278
Distributions in excess of net investment income		(55,535)
Accumulated undistributed net realized gain (loss) on investments		327,435
Net unrealized appreciation (depreciation) on investments		9,881,870
Net Assets, for 52,836,367 shares outstanding		$ 601,167,048
Net Asset Value, offering price and redemption price per share ($601,167,048 ÷ 52,836,367 shares)		$ 11.38

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity New Jersey Municipal Income Fund

Financial Statements - continued

Statement of Operations

	Six months ended May 31, 2007 (Unaudited)

Investment Income
Interest		$ 12,561,936

Expenses
Management fee	$ 1,082,674
Transfer agent fees	197,405
Accounting fees and expenses	71,313
Custodian fees and expenses	4,153
Independent trustees' compensation	971
Registration fees	16,908
Audit	27,874
Legal	2,240
Miscellaneous	2,763
Total expenses before reductions	1,406,301
Expense reductions	(163,335)	1,242,966
Net investment income		11,318,970
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		357,957
Change in net unrealized appreciation (depreciation) on investment securities		(12,453,109)
Net gain (loss)		(12,095,152)
Net increase (decrease) in net assets resulting from operations		$ (776,182)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2007 (Unaudited)	Year ended November 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 11,318,970	$ 21,904,162
Net realized gain (loss)	357,957	2,413,641
Change in net unrealized appreciation (depreciation)	(12,453,109)	8,699,694
Net increase (decrease) in net assets resulting from operations	(776,182)	33,017,497
Distributions to shareholders from net investment income	(11,311,140)	(21,891,832)
Distributions to shareholders from net realized gain	(1,862,763)	(7,033,064)
Total distributions	(13,173,903)	(28,924,896)
Share transactions Proceeds from sales of shares	63,949,773	107,053,432
Reinvestment of distributions	8,987,161	20,804,928
Cost of shares redeemed	(42,748,370)	(111,986,673)
Net increase (decrease) in net assets resulting from share transactions	30,188,564	15,871,687
Redemption fees	500	6,562
Total increase (decrease) in net assets	16,238,979	19,970,850

Net Assets
Beginning of period	584,928,069	564,957,219
End of period (including distributions in excess of net investment income of $55,535 and distributions in excess of net investment income of $63,326, respectively)	$ 601,167,048	$ 584,928,069
Other Information Shares
Sold	5,562,031	9,356,869
Issued in reinvestment of distributions	782,232	1,815,688
Redeemed	(3,716,174)	(9,805,084)
Net increase (decrease)	2,628,089	1,367,473

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 11.65	$ 11.57	$ 11.70	$ 11.90	$ 11.65	$ 11.51
Income from Investment Operations
Net investment income D	.221	.448	.459	.470	.487	.495
Net realized and unrealized gain (loss)	(.233)	.225	(.023)	(.058)	.318	.196
Total from investment operations	(.012)	.673	.436	.412	.805	.691
Distributions from net investment income	(.221)	(.448)	(.458)	(.472)	(.488)	(.495)
Distributions from net realized gain	(.037)	(.145)	(.108)	(.140)	(.067)	(.056)
Total distributions	(.258)	(.593)	(.566)	(.612)	(.555)	(.551)
Redemption fees added to paid in capital D, F	-	-	-	-	-	-
Net asset value, end of period	$ 11.38	$ 11.65	$ 11.57	$ 11.70	$ 11.90	$ 11.65
Total Return B, C	(.10)%	6.02%	3.77%	3.56%	7.04%	6.15%
Ratios to Average Net Assets E
Expenses before reductions	.48% A	.48%	.48%	.49%	.49%	.50%
Expenses net of fee waivers, if any	.48% A	.48%	.48%	.49%	.49%	.50%
Expenses net of all reductions	.42% A	.41%	.43%	.48%	.49%	.47%
Net investment income	3.85% A	3.91%	3.92%	4.00%	4.11%	4.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 601,167	$ 584,928	$ 564,957	$ 531,874	$ 550,298	$ 573,295
Portfolio turnover rate	6% A	17%	36%	18%	24%	21%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity New Jersey Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 5/31/07	% of fund's investments 11/30/06	% of fund's investments 5/31/06
0 - 30	84.5	85.2	88.8
31 - 90	4.7	3.9	3.2
91 - 180	2.7	2.7	4.1
181 - 397	8.1	8.2	3.9
Weighted Average Maturity
	5/31/07	11/30/06	5/31/06
Fidelity New Jersey Municipal Money Market Fund	34 Days	34 Days	26 Days
New Jersey Tax-Free Money Market Funds Average*	33 Days	36 Days	32 Days
Asset Allocation (% of fund's net assets)
As of May 31, 2007	As of November 30, 2006
Variable Rate Demand Notes (VRDNs) 84.3%	Variable Rate Demand Notes (VRDNs) 84.8%
Commercial Paper (including CP Mode) 0.0%	Commercial Paper (including CP Mode) 0.6%
Tender Bonds 1.3%	Tender Bonds 0.0%
Municipal Notes 13.0%	Municipal Notes 12.8%
Other Investments 0.4%	Other Investments 0.1%
Net Other Assets 1.0%	Net Other Assets 1.7%

*Source: iMoneyNet, Inc.

Semiannual Report

Fidelity New Jersey Municipal Money Market Fund

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.0%
	Principal Amount	Value
Delaware/New Jersey - 0.9%
Delaware River & Bay Auth. Rev. Participating VRDN Series Merlots 00 B8, 3.83% (Liquidity Facility Wachovia Bank NA) (a)(c)	$ 17,790,000	$ 17,790,000
New Jersey - 77.9%
Bergen County Impt. Auth. Multi-family Hsg. Rev. (Kentshire Apts. Proj.) Series 2001, 3.82%, LOC Fannie Mae, VRDN (a)(b)	6,000,000	6,000,000
Borough of Riverdale BAN 4% 11/2/07	7,000,000	7,010,544
Borough of Washington BAN 4% 6/1/07	6,545,529	6,545,529
Burlington County Board Commission Pooled Ln. Rev. Participating VRDN Series ROC II R1023, 3.8% (Liquidity Facility Citigroup, Inc.) (a)(c)	1,705,000	1,705,000
Burlington County Gen. Oblig. BAN 4% 12/27/07	4,300,000	4,309,505
Carteret Gen. Oblig. BAN 4% 2/15/08	5,000,000	5,010,928
Casino Reinvestment Dev. Auth. Packaging Fee Rev. Participating VRDN Series MSTC 01 175, 3.78% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	8,765,000	8,765,000
Casino Reinvestment Dev. Auth. Rev. Participating VRDN Series Merlots 05 A3, 3.83% (Liquidity Facility Wachovia Bank NA) (a)(c)	8,100,000	8,100,000
East Windsor Township Gen. Oblig. BAN 4% 11/30/07	8,037,248	8,053,078
Englewood Gen. Oblig. BAN 4.5% 7/6/07	17,749,564	17,760,367
Essex County Impt. Auth. Rev. Participating VRDN Series PT 4003, 3.83% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	6,000,000	6,000,000
Franklin Lakes BAN 4% 3/13/08	4,090,000	4,102,018
Garden State Preservation Trust Open Space & Farmland Preservation Participating VRDN Series Merlots 05 A23, 3.83% (Liquidity Facility Bank of New York, New York) (a)(c)	21,875,000	21,875,000
Highland Park Gen. Oblig. BAN 4.5% 6/25/07	5,676,375	5,679,036
Holmdel Township Gen. Oblig. BAN 4% 11/13/07	4,012,230	4,019,231
Lincoln Park Gen. Oblig. BAN 4% 2/27/08	10,961,550	10,985,870
Madison Borough Board of Ed. BAN 4.5% 7/6/07	11,000,000	11,006,388
Middlesex County Gen. Oblig. BAN 4% 12/21/07	11,955,000	11,976,988
Montclair Township Gen. Oblig. BAN:
4% 3/14/08	6,893,500	6,911,712
4% 3/14/08	15,300,000	15,340,422
Montgomery Township Gen. Oblig. BAN 4% 1/18/08	13,500,000	13,532,979
Mount Holly Township BAN Series B, 4% 11/21/07	7,360,262	7,371,701
Mount Laurel Township Gen. Oblig. BAN Series G, 4.5% 11/2/07	11,800,677	11,842,948
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Participating VRDN Series Clipper 06 12, 3.8% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	$ 36,715,000	$ 36,715,000
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev. Participating VRDN:
Series MS 06 1711, 3.83% (Liquidity Facility Morgan Stanley) (a)(b)(c)	6,665,000	6,665,000
Series MS 98 161, 3.83% (Liquidity Facility Morgan Stanley) (a)(b)(c)	1,625,000	1,625,000
New Jersey Econ. Dev. Auth. Rev.:
Participating VRDN:
Series EGL 06 0135, 3.81% (Liquidity Facility Citibank NA) (a)(c)	12,300,000	12,300,000
Series FRRI 01 N10, 3.84% (Liquidity Facility Bank of New York, New York) (a)(c)	7,150,000	7,150,000
Series MACN 05 H, 3.79% (Liquidity Facility Bank of America NA) (a)(c)	3,030,000	3,030,000
Series Merlots 04 B14, 3.83% (Liquidity Facility Wachovia Bank NA) (a)(c)	18,100,000	18,100,000
Series MSTC 9057, 3.78% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	6,990,000	6,990,000
Series MT 14, 3.79% (Liquidity Facility BNP Paribas SA) (a)(c)	3,660,000	3,660,000
Series MT 34, 3.8% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	7,500,000	7,500,000
Series PA 1239, 3.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,000,000	6,000,000
Series PT 3824, 3.82% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	20,680,000	20,680,000
Series Putters 502, 3.8% (Liquidity Facility PNC Bank NA, Pittsburgh) (a)(c)	10,725,000	10,725,000
Series Putters 785Z, 3.8% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,370,000	7,370,000
Series ROC 689, 3.8% (Liquidity Facility Citibank NA) (a)(c)	7,500,000	7,500,000
Series ROC II R 11011, 3.8% (Liquidity Facility Citibank NA) (a)(c)	5,500,000	5,500,000
(5901 Tonelle Ave. Assoc. Proj.) Series 2001, 3.88%, LOC Wachovia Bank NA, VRDN (a)(b)	3,350,000	3,350,000
(Jewish Home at Rockleigh Proj.) Series B, 3.84%, LOC Allied Irish Banks PLC, VRDN (a)	4,635,000	4,635,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. Rev.: - continued
(LPS Inds. Proj.) 3.88%, LOC Wachovia Bank NA, VRDN (a)(b)	$ 6,805,000	$ 6,805,000
(Meriden Assisted Living at Shrewsbury Proj.) 3.76%, LOC Fannie Mae, VRDN (a)(b)	10,500,000	10,500,000
New Jersey Econ. Dev. Auth. Spl. Facilities Rev. (Port Newark Container LLC Proj.) 3.78%, LOC Citibank NA, VRDN (a)(b)	43,400,000	43,400,000
New Jersey Econ. Dev. Auth. Thermal Energy Facilities Rev. (Marina Energy LLC Proj.) Series A, 3.76%, LOC Wachovia Bank NA, VRDN (a)(b)	14,400,000	14,400,000
New Jersey Edl. Facilities Auth. Rev. Participating VRDN:
Series EGL 720050059 Class A, 3.81% (Liquidity Facility Citibank NA) (a)(c)	3,810,000	3,810,000
Series Putters 801, 3.8% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	2,765,000	2,765,000
Series PZ 163, 3.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,030,000	4,030,000
Series ROC II R 6525, 3.8% (Liquidity Facility Citigroup, Inc.) (a)(c)	3,000,000	3,000,000
Series ROC II R2191, 3.8% (Liquidity Facility Citigroup, Inc.) (a)(c)	5,665,000	5,665,000
Series ROC II R295, 3.8% (Liquidity Facility Citibank NA) (a)(c)	4,995,000	4,995,000
New Jersey Envir. Infrastructure Trust Participating VRDN Series Putters 585, 3.83% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)(c)	3,940,000	3,940,000
New Jersey Gen. Oblig.:
Bonds:
Series J, 5% 7/15/07	8,700,000	8,711,650
Series PT 2509, 3.6%, tender 6/7/07 (Liquidity Facility Dexia Cr. Local de France) (a)(c)(d)	12,440,000	12,440,000
Series PT 3272, 3.71%, tender 10/11/07 (Liquidity Facility Dexia Cr. Local de France) (a)(c)(d)	6,405,000	6,405,000
Participating VRDN:
Series MACN 04 F, 3.81% (Liquidity Facility Bank of America NA) (a)(c)	9,270,000	9,270,000
Series PT 3508, 3.79% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	3,980,000	3,980,000
Series Putters 1369, 3.8% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	4,400,000	4,400,000
TRAN 4.5% 6/22/07	8,400,000	8,402,688
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Health Care Facilities Fing. Auth. Rev. Participating VRDN:
Series Merlots 06 F1, 3.83% (Liquidity Facility Wachovia Bank NA) (a)(c)	$ 22,300,000	$ 22,300,000
Series MT 24, 3.79% (Liquidity Facility Svenska Handelsbanken AB) (a)(c)	5,495,000	5,495,000
Series MT 25, 3.79% (Liquidity Facility Svenska Handelsbanken AB) (a)(c)	6,460,000	6,460,000
Series Putters 1063, 3.8% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,805,000	5,805,000
Series ROC II R 899 CE, 3.8% (Liquidity Facility Citibank NA) (a)(c)	8,000,000	8,000,000
New Jersey Health Care Facilities Fing. Auth. Rev. Catholic Health East Participating VRDN:
Series PA 1479, 3.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	30,200,000	30,200,000
Series PA 1486, 3.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	10,000,000	10,000,000
New Jersey Hsg. & Mtg. Fin. Agcy. Rev.:
Participating VRDN:
Series 1999 V, 3.85% (Liquidity Facility Bank of America NA) (a)(b)(c)	3,895,000	3,895,000
Series LB 07 P46W, 3.92% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	2,475,000	2,475,000
Series Merlots 00 A2, 3.88% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	415,000	415,000
Series PT 1289, 3.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	470,000	470,000
Series PT 3991, 3.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	20,000,000	20,000,000
(Single Family Hsg. Proj.):
Series 2005 O:
3.88% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)(b)	15,000,000	15,000,000
3.88% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)(b)	7,735,000	7,735,000
Series 2005 Q, 3.77% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)(b)	34,070,000	34,070,000
Series 2005 R, 3.77% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)(b)	28,610,000	28,610,000
Multi-Family Series D, 3.78% (FGIC Insured), VRDN (a)(b)	17,200,000	17,200,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Sports & Exposition Auth. Contract Rev. Participating VRDN Series PA 649R, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	$ 4,605,000	$ 4,605,000
New Jersey Tobacco Settlement Fing. Corp. Participating VRDN:
Series BS 3057, 3.82% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	7,000,000	7,000,000
Series Clipper 07 9, 3.81% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	16,600,000	16,600,000
Series MSTC 298, 3.78% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	11,145,000	11,145,000
Series MSTC 299, 3.78% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	16,800,000	16,800,000
Series PA 1285, 3.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,100,000	5,100,000
Series Putters 1734, 3.82% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	55,900,000	55,900,000
Series ROC II R 11028 CE, 3.8% (Liquidity Facility Citibank NA) (a)(c)	5,220,000	5,220,000
Series ROC II R 756 CE, 3.81% (Liquidity Facility Citibank NA) (a)(c)	38,800,000	38,800,000
Series ROC II R 818 CE, 3.8% (Liquidity Facility Citigroup, Inc.) (a)(c)	20,875,000	20,875,000
Series Stars 07 10, 3.8% (Liquidity Facility BNP Paribas SA) (a)(c)	22,295,000	22,295,000
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN:
Series AAB 00 6, 3.8% (Liquidity Facility ABN-AMRO Bank NV) (a)(c)	29,240,000	29,240,000
Series Merlots 00 EEE, 3.83% (Liquidity Facility Wachovia Bank NA) (a)(c)	3,980,000	3,980,000
Series PA 613, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	2,000,000	2,000,000
Series PA 670, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	2,345,000	2,345,000
Series PT 2493, 3.79% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	9,860,000	9,860,000
Series Putters 155, 3.8% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,000,000	1,000,000
Series ROC II R323, 3.8% (Liquidity Facility Citibank NA) (a)(c)	9,495,000	9,495,000
Series ROC II R549, 3.8% (Liquidity Facility Citibank NA) (a)(c)	14,530,000	14,530,000
New Jersey Trans. Auth. Participating VRDN:
Series MSTC 06 3015 Class A, 3.82% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	9,155,000	9,155,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Trans. Trust Fund Auth.:
Participating VRDN:
Series EGL 20030034 Class A, 3.81% (Liquidity Facility Citibank NA) (a)(c)	$ 5,480,000	$ 5,480,000
Series Floaters 06 14Z, 3.82% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(c)	2,995,000	2,995,000
Series GS 06 10Z, 3.82% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(c)	9,200,000	9,200,000
Series GS 07 04Z, 3.82% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(c)	5,400,000	5,400,000
Series GS 07 33Z, 3.82% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(c)	3,940,000	3,940,000
Series I-1, 3.8% (Liquidity Facility Royal Bank of Canada) (a)(c)	16,400,000	16,400,000
Series LB 06 P27U, 3.87% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	8,700,000	8,700,000
Series Merlots 04 B, 3.83% (Liquidity Facility Wachovia Bank NA) (a)(c)	12,180,000	12,180,000
Series Merlots 07 C8, 3.83% (Liquidity Facility Bank of New York, New York) (a)(c)	36,530,000	36,530,000
Series MS 00 224, 3.8% (Liquidity Facility Morgan Stanley) (a)(c)	9,000,000	9,000,000
Series MS 963D, 3.8% (Liquidity Facility Morgan Stanley) (a)(c)	12,290,000	12,290,000
Series MS 98 54, 3.8% (Liquidity Facility Morgan Stanley) (a)(c)	11,935,000	11,935,000
Series MT 245, 3.79% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(c)	49,660,000	49,660,000
Series PT 2363A, 3.79% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	1,960,000	1,960,000
Series PT 2494, 3.79% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	10,640,000	10,640,000
Series PT 3608, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	9,000,000	9,000,000
Series PT 3859, 3.8% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	15,070,000	15,070,000
Series Putters 1143, 3.8% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	16,605,000	16,605,000
Series Putters 1144, 3.8% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	12,030,000	12,030,000
Series Putters 1365, 3.8% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	24,755,000	24,755,000
Series Putters 1366, 3.8% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	11,275,000	11,275,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Trans. Trust Fund Auth.: - continued
Participating VRDN:
Series Putters 1403, 3.8% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	$ 1,495,000	$ 1,495,000
Series Putters 503, 3.8% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,685,000	2,685,000
Series Putters 818, 3.8% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	21,360,000	21,360,000
Series Putters 820, 3.8% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	10,670,000	10,670,000
Series PZ 109, 3.81% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	13,310,000	13,310,000
Series PZ 110, 3.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	10,100,000	10,100,000
Series PZ 116, 3.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	32,375,000	32,375,000
Series PZ 139, 3.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	3,615,000	3,615,000
Series ROC 4040, 3.8% (Liquidity Facility Citigroup, Inc.) (a)(c)	7,010,000	7,010,000
Series ROC II R 632, 3.83% (Liquidity Facility Citigroup, Inc.) (a)(c)	3,110,000	3,110,000
Series ROC II R146, 3.8% (Liquidity Facility Citibank NA) (a)(c)	7,495,000	7,495,000
Series ROC II R447, 3.8% (Liquidity Facility Citibank NA) (a)(c)	3,000,000	3,000,000
Bonds Series PT 2500, 3.71%, tender 10/4/07 (Liquidity Facility Dexia Cr. Local de France) (a)(c)(d)	4,980,000	4,980,000
New Jersey Trans. Trust Fund Auth. Trans. Sys. Rev Participating VRDN Series MSTC 06 3008 Class A, 3.82% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	14,335,000	14,335,000
Newark Port Auth. Hsg. Auth. Participating VRDN Series ROC II R 2125, 3.8% (Liquidity Facility Citigroup, Inc.) (a)(c)	5,270,000	5,270,000
North Bergen Township Gen. Oblig. BAN 4.25% 5/15/08	10,391,250	10,445,648
Passaic County Gen. Oblig. BAN 4% 5/14/08	19,900,000	19,958,248
Passaic Gen. Oblig. BAN 4.5% 8/10/07	5,526,000	5,531,914
Plainfield BAN 4% 9/19/07	12,400,000	12,413,060
Sparta Township Gen. Oblig. BAN 4% 5/30/08	5,300,000	5,316,808
Trenton Gen. Oblig. BAN:
4% 7/12/07	218	218
4% 5/16/08	18,149,000	18,197,514
Union Township Gen. Oblig. BAN:
4% 1/10/08	3,720,086	3,728,860
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
Union Township Gen. Oblig. BAN: - continued
4% 2/15/08	$ 8,196,500	$ 8,212,169
Vernon Township Gen. Oblig. BAN 4% 1/11/08	14,467,575	14,503,544
		1,558,556,565
New Jersey/Pennsylvania - 3.1%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Participating VRDN:
Series Merlots 00 B4, 3.86% (Liquidity Facility Wachovia Bank NA) (a)(c)	5,900,000	5,900,000
Series Merlots 00 K, 3.83% (Liquidity Facility Wachovia Bank NA) (a)(c)	16,165,000	16,165,000
Series MS 00 396, 3.8% (Liquidity Facility Morgan Stanley) (a)(c)	11,510,000	11,510,000
Series PA 606, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	9,495,000	9,495,000
Series SG 53, 3.79% (Liquidity Facility Societe Generale) (a)(c)	12,940,000	12,940,000
Series SGA 89, 3.9% (Liquidity Facility Societe Generale) (a)(c)	7,000,000	7,000,000
		63,010,000
New York & New Jersey - 13.9%
Port Auth. of New York & New Jersey:
Bonds Series Merlots 07 C1, 3.83%, tender 8/14/07 (Liquidity Facility Bank of New York, New York) (a)(b)(c)(d)	4,000,000	4,000,000
Participating VRDN:
Series EGL 06 0134, 3.81% (Liquidity Facility Citibank NA) (a)(c)	15,200,000	15,200,000
Series EGL 06 0140, 3.81% (Liquidity Facility Citibank NA) (a)(c)	18,735,000	18,735,000
Series EGL 06 107 Class A, 3.84% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)(c)	30,500,000	30,500,000
Series EGL 07 0047, 3.83% (Liquidity Facility Bayerische Landesbank (UNGTD)) (a)(b)(c)	5,600,000	5,600,000
Series MS 01 701, 3.84% (Liquidity Facility Morgan Stanley) (a)(b)(c)	4,995,000	4,995,000
Series MS 06 1747, 3.85% (Liquidity Facility Morgan Stanley) (a)(b)(c)	4,100,000	4,100,000
Series MT 338, 3.81% (Liquidity Facility Lloyds TSB Bank PLC) (a)(b)(c)	2,500,000	2,500,000
Series MT 394, 3.81% (Liquidity Facility BNP Paribas SA) (a)(b)(c)	4,775,000	4,775,000
Municipal Securities - continued
	Principal Amount	Value
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
Participating VRDN:
Series MT 399, 3.81% (Liquidity Facility BNP Paribas SA) (a)(b)(c)	$ 6,145,000	$ 6,145,000
Series PA 1038R, 3.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	4,995,000	4,995,000
Series PA 1171R, 3.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	5,100,000	5,100,000
Series PA 1251, 3.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,600,000	4,600,000
Series PA 1332, 3.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	5,895,000	5,895,000
Series PT 1269, 3.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	9,805,000	9,805,000
Series PT 2698, 3.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	7,675,000	7,675,000
Series PT 3177, 3.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	8,505,000	8,505,000
Series PT 3560, 3.81% (Liquidity Facility Dexia Cr. Local de France) (a)(b)(c)	2,730,000	2,730,000
Series PT 3813, 3.81% (Liquidity Facility Dexia Cr. Local de France) (a)(b)(c)	6,200,000	6,200,000
Series PT 870, 3.81% (Liquidity Facility DEPFA BANK PLC) (a)(b)(c)	2,300,000	2,300,000
Series PT 984, 3.79% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	7,870,000	7,870,000
Series ROC II R43, 3.84% (Liquidity Facility Citibank NA) (a)(b)(c)	7,015,000	7,015,000
Series 1991-1, 3.84%, VRDN (a)(b)(d)	8,800,000	8,800,000
Series 1991-3, 3.84%, VRDN (a)(b)(d)	9,800,000	9,800,000
Series 1992-1, 3.81%, VRDN (a)(d)	6,800,000	6,800,000
Series 1995-3, 3.84%, VRDN (a)(b)(d)	9,400,000	9,400,000
Series 1995-4, 3.84%, VRDN (a)(b)(d)	10,500,000	10,500,000
Series 4, 3.8%, VRDN (a)	10,000,000	10,000,000
Port Auth. of New York & New Jersey Spl. Oblig. Rev. Participating VRDN:
Series MS 00 331, 3.84% (Liquidity Facility Morgan Stanley) (a)(b)(c)	18,830,000	18,830,000
Series MS 98 157, 3.84% (Liquidity Facility Morgan Stanley) (a)(b)(c)	3,160,000	3,160,000
Series PA 1258, 3.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	3,500,000	3,500,000
Municipal Securities - continued
	Principal Amount	Value
New York & New Jersey - continued
Port Auth. of New York & New Jersey Spl. Oblig. Rev. Participating VRDN: - continued
Series Putters 278, 3.83% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	$ 18,435,000	$ 18,435,000
Springfield Pub. Util. Rev. Participating VRDN Series AAB 06 87, 3.86% (Liquidity Facility ABN-AMRO Bank NV) (a)(b)(c)	8,870,000	8,870,000
		277,335,000
Puerto Rico - 3.2%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Participating VRDN Series ROC II R 10001 CE, 3.82% (Liquidity Facility Citigroup, Inc.) (a)(c)	25,000,000	25,000,000
Puerto Rico Commonwealth Gen. Oblig. Participating VRDN:
Series Merlots 00 EE, 3.81% (Liquidity Facility Wachovia Bank NA) (a)(c)	2,575,000	2,575,000
Series RobIns 3, 3.79% (Liquidity Facility Bank of New York, New York) (a)(c)	1,610,000	1,610,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Participating VRDN 3.79% (Liquidity Facility Citibank NA) (a)(c)	1,695,000	1,695,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Participating VRDN:
Series GS 07 36, 3.81% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(c)	7,700,000	7,700,000
Series ROC II R 785 CE, 3.79% (Liquidity Facility Citigroup, Inc.) (a)(c)	6,415,000	6,415,000
Series ROC II R 790, 3.79% (Liquidity Facility Citibank NA) (a)(c)	9,000,000	9,000,000
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN:
Series LB 07 P57W, 3.84% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	7,475,000	7,475,000
Series Putters 147, 3.78% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,560,000	1,560,000
		63,030,000
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $1,979,721,565)		1,979,721,565
NET OTHER ASSETS - 1.0%		20,965,854
NET ASSETS - 100%		$ 2,000,687,419
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Provides evidence of ownership in one or more underlying municipal bonds.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $73,125,000 or 3.7% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
New Jersey Gen. Oblig. Bonds Series PT 2509, 3.6%, tender 6/7/07 (Liquidity Facility Dexia Cr. Local de France)	11/13/06	$ 12,440,000
New Jersey Gen. Oblig. Bonds Series PT 3272, 3.71%, tender 10/11/07 (Liquidity Facility Dexia Cr. Local de France)	12/15/05	$ 6,405,000
Security	Acquisition Date	Cost
New Jersey Trans. Trust Fund Auth. Bonds Series PT 2500, 3.71%, tender 10/4/07 (Liquidity Facility Dexia Cr. Local de France)	2/27/07	$ 4,980,000
Port Auth. of New York & New Jersey Bonds Series Merlots 07 C1, 3.83%, tender 8/14/07 (Liquidity Facility Bank of New York, New York)	4/25/07	$ 4,000,000
Port Auth. of New York & New Jersey Series 1991-1, 3.84%, VRDN	6/18/91	$ 8,800,000
Port Auth. of New York & New Jersey Series 1991-3, 3.84%, VRDN	12/3/03	$ 9,800,000
Port Auth. of New York & New Jersey Series 1992-1, 3.81%, VRDN	2/14/92	$ 6,800,000
Port Auth. of New York & New Jersey Series 1995-3, 3.84%, VRDN	9/15/95	$ 9,400,000
Port Auth. of New York & New Jersey Series 1995-4, 3.84%, VRDN	8/9/02	$ 10,500,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 44,565

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity New Jersey Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	May 31, 2007 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,979,721,565)		$ 1,979,721,565
Cash		8,518,363
Receivable for fund shares sold		26,187,471
Interest receivable		22,661,136
Prepaid expenses		4,375
Other receivables		559,070
Total assets		2,037,651,980

Liabilities
Payable for investments purchased	$ 8,650,488
Payable for fund shares redeemed	26,898,424
Distributions payable	89,201
Accrued management fee	608,103
Other affiliated payables	687,249
Other payables and accrued expenses	31,096
Total liabilities		36,964,561

Net Assets		$ 2,000,687,419
Net Assets consist of:
Paid in capital		$ 2,000,460,795
Undistributed net investment income		38,012
Accumulated undistributed net realized gain (loss) on investments		188,612
Net Assets, for 1,999,235,007 shares outstanding		$ 2,000,687,419
Net Asset Value, offering price and redemption price per share ($2,000,687,419 ÷ 1,999,235,007 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended May 31, 2007 (Unaudited)

Investment Income
Interest		$ 34,760,900
Income from Fidelity Central Funds		44,565
Total income		34,805,465

Expenses
Management fee	$ 3,572,489
Transfer agent fees	1,253,010
Accounting fees and expenses	94,744
Custodian fees and expenses	14,552
Independent trustees' compensation	3,098
Registration fees	17,115
Audit	23,070
Legal	6,996
Miscellaneous	6,365
Total expenses before reductions	4,991,439
Expense reductions	(1,016,065)	3,975,374
Net investment income		30,830,091
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		188,612
Net increase in net assets resulting from operations		$ 31,018,703

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity New Jersey Municipal Money Market Fund

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2007 (Unaudited)	Year ended November 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 30,830,091	$ 48,432,715
Net realized gain (loss)	188,612	173,066
Net increase in net assets resulting from operations	31,018,703	48,605,781
Distributions to shareholders from net investment income	(30,828,603)	(48,429,609)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	3,646,850,868	5,470,336,633
Reinvestment of distributions	30,371,105	47,667,325
Cost of shares redeemed	(3,451,591,694)	(5,249,989,868)
Net increase (decrease) in net assets and shares resulting from share transactions	225,630,279	268,014,090
Total increase (decrease) in net assets	225,820,379	268,190,262

Net Assets
Beginning of period	1,774,867,040	1,506,676,778
End of period (including undistributed net investment income of $38,012 and undistributed net investment income of $36,524, respectively)	$ 2,000,687,419	$ 1,774,867,040

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.016	.029	.018	.007	.006	.010
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	.016	.029	.018	.007	.006	.010
Distributions from net investment income	(.016)	(.029)	(.018)	(.007)	(.006)	(.010)
Distributions from net realized gain	-	-	-	-	- F	-
Total distributions	(.016)	(.029)	(.018)	(.007)	(.006)	(.010)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	1.60%	2.95%	1.84%	.68%	.64%	1.05%
Ratios to Average Net Assets D, E
Expenses before reductions	.51% A	.52%	.52%	.53%	.52%	.52%
Expenses net of fee waivers, if any	.51% A	.52%	.52%	.53%	.52%	.52%
Expenses net of all reductions	.41% A	.40%	.43%	.51%	.50%	.48%
Net investment income	3.18% A	2.91%	1.82%	.68%	.61%	1.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,000,687	$ 1,774,867	$ 1,506,677	$ 1,423,879	$ 1,243,850	$ 1,242,248

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2007 (Unaudited)

1. Organization.

Fidelity New Jersey Municipal Income Fund (the Income Fund) is a fund of Fidelity Court Street Trust. Fidelity New Jersey Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Court Street Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Court Street Trust and Fidelity Court Street Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of New Jersey.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedule of Investments lists each of the Fidelity Central Funds as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, each Fund uses independent pricing services approved by the Board of Trustees to value their investments. For the Income Fund, debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities owned by the Money Market Fund are valued at amortized cost which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and income distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, Certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount, deferred trustees compensation and losses deferred due futures transactions.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Fidelity New Jersey Municipal Income Fund	$ 577,647,020	$ 12,456,088	$ (2,494,019)	$ 9,962,069
Fidelity New Jersey Municipal Money Market Fund	1,979,721,565	-	-	-

Short-Term Trading (Redemption) Fees. Shares held in the Income Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Funds' net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncements - continued

measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. Certain Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. Certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $47,484,621 and $15,910,134, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide Fidelity New Jersey Municipal Income Fund and Fidelity New Jersey Municipal Money Market Fund with investment management related services for which the Funds pay a monthly management fee. The

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity New Jersey Municipal Income Fund	.25%	.12%	.37%
Fidelity New Jersey Municipal Money Market Fund	.25%	.12%	.37%

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the Fund's transfer and shareholder servicing agent and accounting functions. The funds pay account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity New Jersey Municipal Income Fund	.07%	|
Fidelity New Jersey Municipal Money Market Fund	.13%

7. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Fidelity New Jersey Municipal Income Fund	$ 715

During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Expense Reductions.

Through arrangements with the Income Fund's and Fidelity New Jersey Municipal Income Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction

Fidelity New Jersey Municipal Income Fund	$ 4,153	$ 146,435	$ 12,747
Fidelity New Jersey Municipal Money Market Fund	14,552	993,124	8,389

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

and

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions

and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

NJN-USAN-0707
1.786819.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

New Jersey AMT
Tax-Free Money Market Fund -

New Jersey AMT Tax-Free
Money Market

Institutional Class

Service Class

Semiannual Report

May 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past year.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks are currently on pace to register their fifth-straight year of positive returns, although gains could be trimmed if the U.S. economy continues to slow. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2006 to May 31, 2007) for New Jersey AMT Tax-Free Money Market and for the entire period (April 18, 2007 to May 31, 2007) for Institutional Class and Service Class. The hypothetical expense Example is based on an investment of $1,000 invested for the one half year period (December 1, 2006 to May 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value	Ending Account Value May 31, 2007	Expenses Paid During Period
New Jersey AMT Tax-Free Money Market
Actual	$ 1,000.00	$ 1,016.90	$ 1.66 B**
Hypothetical A	$ 1,000.00	$ 1,023.29	$ 1.66 C**
Institutional Class
Actual	$ 1,000.00	$ 1,004.30	$ .24 B
Hypothetical A	$ 1,000.00	$ 1,023.93	$ 1.01 C
Service Class
Actual	$ 1,000.00	$ 1,004.00	$ .54 B
Hypothetical A	$ 1,000.00	$ 1,022.69	$ 2.27 C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period) for New Jersey AMT Tax-Free Money Market and multiplied by 44/365 (to reflect the period April 18, 2007 to May 31, 2007) for Institutional Class and Service Class.

C Hypothetical expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
New Jersey AMT Tax-Free Money Market	.33%
Institutional Class	.20%
Service Class	.45%

** If changes to management fee and transfer agent contracts, effective April 1, 2007 had been in effect during the entire period, the annualized expense ratios and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
New Jersey AMT Tax-Free Money Market	.30%
Actual		$ 1.51**
Hypothetical A		$ 1.51**

A 5% return per year before expenses

Semiannual Report

Investment Changes

Maturity Diversification
Days	% of fund's investments 5/31/07	% of fund's investments 11/30/06	% of fund's investments 5/31/06
0 - 30	86.4	82.6	83.0
31 - 90	3.1	5.0	5.9
91 - 180	2.6	3.0	5.4
181 - 397	7.9	9.4	5.7
Weighted Average Maturity
	5/31/07	11/30/06	5/31/06
Fidelity New Jersey AMT Tax-Free Money Market Fund	33 Days	37 Days	34 Days
New Jersey Tax-Free Money Market Funds Average *	33 Days	36 Days	32 Days
Asset Allocation (% of fund's net assets)
As of May 31, 2007	As of November 30, 2006
Variable Rate Demand Notes (VRDNs) 83.9%	Variable Rate Demand Notes (VRDNs) 82.7%
Tender Bonds 1.6%	Tender Bonds 0.4%
Municipal Notes 11.1%	Municipal Notes 14.1%
Fidelity Tax-Free Cash Central Fund 1.4%	Fidelity Tax-Free Cash Central Fund 0.9%
Other Investments 1.0%	Other Investments 0.3%
Net Other Assets 1.0%	Net Other Assets 1.6%

*Source: iMoneyNet, Inc.

Semiannual Report

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.0%
	Principal Amount	Value
Delaware/New Jersey - 0.3%
Delaware River & Bay Auth. Rev. Participating VRDN Series Merlots 00 B8, 3.83% (Liquidity Facility Wachovia Bank NA) (c)(e)	$ 4,955,000	$ 4,955,000
New Jersey - 83.7%
Borough of Washington BAN 4% 6/1/07	4,000,000	4,000,000
Brick Township Gen. Oblig. BAN 4% 12/7/07	5,949,468	5,962,838
Burlington County Board Commission Pooled Ln. Rev. Participating VRDN Series ROC II R1023, 3.8% (Liquidity Facility Citigroup, Inc.) (c)(e)	445,000	445,000
Burlington County Gen. Oblig. BAN 4% 12/27/07	2,600,000	2,605,748
Cape May BAN 4% 10/12/07	6,000,000	6,009,073
Casino Reinvestment Dev. Auth. Packaging Fee Rev. Participating VRDN Series MSTC 01 175, 3.78% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(e)	5,000,000	5,000,000
Casino Reinvestment Dev. Auth. Rev. Participating VRDN Series Merlots 05 A3, 3.83% (Liquidity Facility Wachovia Bank NA) (c)(e)	9,280,000	9,280,000
Cinnaminson Township BAN 4% 4/24/08	6,000,000	6,014,504
East Brunswick Township Gen. Oblig. BAN 4.5% 7/5/07	6,907,000	6,911,086
Englewood Gen. Oblig. BAN 4.5% 7/6/07	10,000,000	10,006,087
Essex County Impt. Auth. Rev. Participating VRDN:
Series MT 18, 3.79% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(e)	5,900,000	5,900,000
Series PT 3987, 3.8% (Liquidity Facility Dexia Cr. Local de France) (c)(e)	4,000,000	4,000,000
Series PT 4003, 3.83% (Liquidity Facility Dexia Cr. Local de France) (c)(e)	4,000,000	4,000,000
Fair Haven Borough BAN 4% 2/19/08	4,526,642	4,535,440
Garden State Preservation Trust Open Space & Farmland Preservation Participating VRDN:
Series Merlots 05 A23, 3.83% (Liquidity Facility Bank of New York, New York) (c)(e)	2,985,000	2,985,000
Series MS 860, 3.8% (Liquidity Facility Morgan Stanley) (c)(e)	2,495,000	2,495,000
Haledon Gen. Oblig. BAN 4% 4/25/08	8,878,000	8,899,526
Howell Township Gen. Oblig.:
BAN 4.5% 9/17/07	5,200,000	5,212,914
TAN 4% 3/6/08 (b)	7,000,000	7,015,750
Lincoln Park Gen. Oblig. BAN 4% 2/27/08	7,100,000	7,115,752
Mendham Township BAN 4% 12/28/07	5,000,000	5,012,197
Middlesex County Gen. Oblig. BAN 4% 12/21/07	8,500,000	8,515,633
Montclair Township Gen. Oblig.:
Bonds 4% 12/21/07	7,000,000	7,016,507
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
Montclair Township Gen. Oblig.: - continued
BAN:
4% 3/14/08	$ 4,500,000	$ 4,511,889
4% 3/14/08	10,100,000	10,126,684
New Jersey Participating VRDN:
Series Clipper 06 12, 3.8% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(e)	22,600,000	22,600,000
Series Clipper 07 20, 3.81% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(e)	21,000,000	21,000,000
Series MSTC 5034, 3.78% (Liquidity Facility Branch Banking & Trust Co.) (c)(e)	5,000,000	5,000,000
Series PT 4056, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	10,330,000	10,330,000
New Jersey Ctfs. of Prtn. Participating VRDN Series PT 2291, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	1,940,000	1,940,000
New Jersey Econ. Dev. Auth. Rev.:
Participating VRDN:
Series 06 1474, 3.8% (Liquidity Facility Morgan Stanley) (c)(e)	7,115,000	7,115,000
Series EGL 06 0135, 3.81% (Liquidity Facility Citibank NA) (c)(e)	7,500,000	7,500,000
Series EGL 06 38 Class A, 3.81% (Liquidity Facility Citibank NA) (c)(e)	3,800,000	3,800,000
Series MACN 06 B, 3.81% (Liquidity Facility Bank of America NA) (c)(e)	7,995,000	7,995,000
Series Merlots 04 B14, 3.83% (Liquidity Facility Wachovia Bank NA) (c)(e)	10,990,000	10,990,000
Series MSCO 01 572, 3.8% (Liquidity Facility Morgan Stanley) (c)(e)	10,831,500	10,831,500
Series MSTC 9057, 3.78% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(e)	3,000,000	3,000,000
Series MT 14, 3.79% (Liquidity Facility BNP Paribas SA) (c)(e)	12,000,000	12,000,000
Series MT 34, 3.8% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(e)	3,495,000	3,495,000
Series PT 3824, 3.82% (Liquidity Facility Dexia Cr. Local de France) (c)(e)	19,300,000	19,300,000
Series Putters 785Z, 3.8% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	1,300,000	1,300,000
Series ROC II R 11011, 3.8% (Liquidity Facility Citibank NA) (c)(e)	4,300,000	4,300,000
Series ROC II R298, 3.8% (Liquidity Facility Citibank NA) (c)(e)	12,295,000	12,295,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. Rev.: - continued
(Jewish Home at Rockleigh Proj.) Series B, 3.84%, LOC Allied Irish Banks PLC, VRDN (c)	$ 3,500,000	$ 3,500,000
(The Hun School of Princeton Proj.) 3.73%, LOC Allied Irish Banks PLC, VRDN (c)	10,610,000	10,610,000
New Jersey Econ. Dev. Auth. Rev. School Facilities Construction Participating VRDN Series PT 4014, 3.8% (Liquidity Facility Dexia Cr. Local de France) (c)(e)	13,580,000	13,580,000
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev. (United Wtr., Inc. Proj.) Series 1996 A, 3.86% (AMBAC Insured), VRDN (c)	2,000,000	2,000,000
New Jersey Edl. Facilities Auth. Rev.:
Participating VRDN:
Series EGL 720050059 Class A, 3.81% (Liquidity Facility Citibank NA) (c)(e)	1,400,000	1,400,000
Series MS 06 1516, 3.8% (Liquidity Facility Morgan Stanley) (c)(e)	10,175,000	10,175,000
Series PT 3748, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	1,675,000	1,675,000
Series Putters 1630, 3.8% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)	5,920,000	5,920,000
Series ROC II R2102, 3.8% (Liquidity Facility Citigroup, Inc.) (c)(e)	5,705,000	5,705,000
(Princeton Univ. Proj.) Series 2002 B, 3.84%, VRDN (c)	18,545,000	18,545,000
New Jersey Envir. Infrastructure Trust Participating VRDN:
Series PT 1556, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,555,000	5,555,000
Series PT 1560, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,920,000	5,920,000
New Jersey Gen. Oblig.:
Bonds:
Series J, 5% 7/15/07	6,800,000	6,809,106
Series PT 2509, 3.6%, tender 6/7/07 (Liquidity Facility Dexia Cr. Local de France) (c)(e)(f)	7,480,000	7,480,000
Series PT 3272, 3.71%, tender 10/11/07 (Liquidity Facility Dexia Cr. Local de France) (c)(e)(f)	2,500,000	2,500,000
Participating VRDN:
Series PT 3273, 3.79% (Liquidity Facility Dexia Cr. Local de France) (c)(e)	8,890,000	8,890,000
Series PT 3508, 3.79% (Liquidity Facility Dexia Cr. Local de France) (c)(e)	4,355,000	4,355,000
TRAN 4.5% 6/22/07	6,600,000	6,602,112
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Health Care Facilities Fing. Auth. Rev.:
Participating VRDN:
Series Merlots 06 F1, 3.83% (Liquidity Facility Wachovia Bank NA) (c)(e)	$ 12,695,000	$ 12,695,000
Series MS 01 833, 3.8% (Liquidity Facility Morgan Stanley) (c)(e)	8,085,000	8,085,000
Series PA 1402, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	4,810,000	4,810,000
(East Orange Gen. Hosp. Proj.) Series A2, 3.73%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	12,725,000	12,725,000
(Meridian Health Sys. Proj.) Series A4, 3.73%, LOC Wachovia Bank NA, VRDN (c)	15,000,000	15,000,000
(Meridian Health Sys., Inc. Proj.) Series 2006 A5, 3.73%, LOC Wachovia Bank NA, VRDN (c)	8,500,000	8,500,000
(Virtua Health Proj.) 3.73%, LOC Wachovia Bank NA, VRDN (c)	5,500,000	5,500,000
New Jersey Health Care Facilities Fing. Auth. Rev. Catholic Health East Participating VRDN:
Series PA 1479, 3.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,000,000	5,000,000
Series PA 1484, 3.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	7,500,000	7,500,000
Series PA 1486, 3.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	20,880,000	20,880,000
New Jersey Sports & Exposition Auth. Contract Rev. Participating VRDN Series PA 649R, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	1,000,000	1,000,000
New Jersey Tobacco Settlement Fing. Corp. Participating VRDN:
Series BS 3057, 3.82% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(e)	5,000,000	5,000,000
Series Clipper 07 9, 3.81% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(e)	10,860,000	10,860,000
Series MSTC 298, 3.78% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(e)	7,100,000	7,100,000
Series MSTC 299, 3.78% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(e)	10,705,000	10,705,000
Series MT 364, 3.78% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(e)	10,400,000	10,400,000
Series PA 1285, 3.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	2,400,000	2,400,000
Series PT 3941, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	40,930,000	40,930,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Tobacco Settlement Fing. Corp. Participating VRDN: - continued
Series Putters 1734, 3.82% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)	$ 43,795,000	$ 43,795,000
Series Putters 1806, 3.8% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)	45,000,000	45,000,001
Series ROC II R 11028 CE, 3.8% (Liquidity Facility Citibank NA) (c)(e)	4,100,000	4,100,000
Series ROC II R 756 CE, 3.81% (Liquidity Facility Citibank NA) (c)(e)	44,700,000	44,700,000
Series ROC II R 818 CE, 3.8% (Liquidity Facility Citigroup, Inc.) (c)(e)	8,100,000	8,100,000
Series Stars 07 10, 3.8% (Liquidity Facility BNP Paribas SA) (c)(e)	14,100,000	14,100,000
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN:
Series AAB 00 6, 3.8% (Liquidity Facility ABN-AMRO Bank NV) (c)(e)	7,980,000	7,980,000
Series EGL 00 3002, 3.81% (Liquidity Facility Citibank NA) (c)(e)	5,830,000	5,830,000
Series EGL 03 47 Class A, 3.81% (Liquidity Facility Citibank NA) (c)(e)	6,100,000	6,100,000
Series LB 05 K9, 3.84% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(e)	5,605,000	5,605,000
Series Merlots 00 EEE, 3.83% (Liquidity Facility Wachovia Bank NA) (c)(e)	19,200,000	19,200,000
Series MS 03 835, 3.8% (Liquidity Facility Morgan Stanley) (c)(e)	6,595,000	6,595,000
Series MS 06 1487, 3.8% (Liquidity Facility Morgan Stanley) (c)(e)	5,995,000	5,995,000
Series PA 667, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	4,995,000	4,995,000
Series PA 670, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	4,000,000	4,000,000
Series PA 751, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	9,995,000	9,995,000
Series PT 2493, 3.79% (Liquidity Facility Dexia Cr. Local de France) (c)(e)	12,410,000	12,410,000
Series Putters 155, 3.8% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	600,000	600,000
Series ROC II R318, 3.8% (Liquidity Facility Citibank NA) (c)(e)	2,000,000	2,000,000
Series ROC II R4032, 3.8% (Liquidity Facility Citigroup, Inc.) (c)(e)	5,490,000	5,490,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN: - continued
Series ROC II R549, 3.8% (Liquidity Facility Citibank NA) (c)(e)	$ 2,320,000	$ 2,320,000
Series ROC II R6042, 3.8% (Liquidity Facility Citigroup, Inc.) (c)(e)	10,000,000	10,000,000
New Jersey Trans. Auth. Participating VRDN Series MSTC 06 3015 Class A, 3.82% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(e)	5,230,000	5,230,000
New Jersey Trans. Corp. Ctfs. of Prtn. Fed. Trans. Administrative Grants Rev. Participating VRDN Series PT 4037, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	4,645,000	4,645,000
New Jersey Trans. Trust Fund Auth.:
Bonds:
Series A, 5% 6/15/07 (FGIC Insured)	3,140,000	3,141,586
Series PT 2572, 3.71%, tender 10/4/07 (Liquidity Facility Dexia Cr. Local de France) (c)(e)(f)	1,880,000	1,880,000
Participating VRDN:
Series EGL 20030034 Class A, 3.81% (Liquidity Facility Citibank NA) (c)(e)	2,920,000	2,920,000
Series GS 07 46Z, 3.81% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(e)	7,250,000	7,250,000
Series LB 06 P27U, 3.87% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(e)	6,945,000	6,945,000
Series Merlots 06 B23, 3.83% (Liquidity Facility Wachovia Bank NA) (c)(e)	24,975,000	24,975,000
Series Merlots 07 C8, 3.83% (Liquidity Facility Bank of New York, New York) (c)(e)	39,335,000	39,335,000
Series MS 00 203, 3.8% (Liquidity Facility Morgan Stanley) (c)(e)	4,895,000	4,895,000
Series MS 00 224, 3.8% (Liquidity Facility Morgan Stanley) (c)(e)	1,695,000	1,695,000
Series MS 963D, 3.8% (Liquidity Facility Morgan Stanley) (c)(e)	2,300,000	2,300,000
Series MS 98 54, 3.8% (Liquidity Facility Morgan Stanley) (c)(e)	12,795,000	12,795,000
Series MT 245, 3.79% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(e)	20,000,000	20,000,000
Series PA 646, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,020,000	5,020,000
Series PT 1926, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	4,460,000	4,460,000
Series PT 2363A, 3.79% (Liquidity Facility Dexia Cr. Local de France) (c)(e)	12,810,000	12,810,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Trans. Trust Fund Auth.: - continued
Participating VRDN:
Series PT 2494, 3.79% (Liquidity Facility Dexia Cr. Local de France) (c)(e)	$ 7,000,000	$ 7,000,000
Series PT 3291, 3.8% (Liquidity Facility Dexia Cr. Local de France) (c)(e)	9,900,000	9,900,000
Series PT 3495, 3.8% (Liquidity Facility Dexia Cr. Local de France) (c)(e)	17,580,000	17,580,000
Series PT 3859, 3.8% (Liquidity Facility Dexia Cr. Local de France) (c)(e)	9,700,000	9,700,000
Series Putters 1143, 3.8% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	4,500,000	4,500,000
Series Putters 1144, 3.8% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	1,000,000	1,000,000
Series Putters 1365, 3.8% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	10,010,000	10,010,000
Series Putters 1366, 3.8% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	14,205,000	14,205,000
Series Putters 1403, 3.8% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	1,450,000	1,450,000
Series Putters 503, 3.8% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	1,290,000	1,290,000
Series Putters 504, 3.8% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	5,315,000	5,315,000
Series Putters 795, 3.79% (Liquidity Facility Dresdner Bank AG) (c)(e)	10,840,000	10,840,000
Series Putters 820, 3.8% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	5,050,000	5,050,000
Series Putters 825, 3.79% (Liquidity Facility Dresdner Bank AG) (c)(e)	490,000	490,000
Series PZ 109, 3.81% (Liquidity Facility Dexia Cr. Local de France) (c)(e)	6,900,000	6,900,000
Series PZ 110, 3.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,710,000	5,710,000
Series PZ 116, 3.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	34,370,000	34,370,000
Series ROC II R 684Z, 3.82% (Liquidity Facility Citibank NA) (c)(e)	2,580,000	2,580,000
Series ROC II R7516, 3.8% (Liquidity Facility Citigroup, Inc.) (c)(e)	5,295,000	5,295,000
Bonds Series PT 2500, 3.71%, tender 10/4/07 (Liquidity Facility Dexia Cr. Local de France) (c)(e)(f)	12,420,000	12,420,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Trans. Trust Fund Auth. Trans. Sys. Rev.
Series MSTC 06 3008 Class A, 3.82% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(e)	$ 8,095,000	$ 8,095,000
3.87% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(e)	20,700,000	20,700,000
New Jersey Transit Corp. Ctfs. of Prtn. Participating VRDN Series PT 3751, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,000,000	5,000,000
Newark Participating VRDN Series GS 07 35, 3.8% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(e)	11,495,000	11,495,000
Newark Gen. Oblig. Participating VRDN Series ROC II R4539, 3.8% (Liquidity Facility Citigroup, Inc.) (c)(e)	8,265,000	8,265,000
Newark Port Participating VRDN Series BS 5030, 3.78% (Liquidity Facility Branch Banking & Trust Co.) (c)(e)	4,490,000	4,490,000
North Brunswick Township Gen. Oblig. BAN Series B, 4% 11/9/07	6,600,000	6,612,367
Passaic County Gen. Oblig. BAN 4% 5/14/08	15,000,000	15,043,905
Secaucus Gen. Oblig. BAN 4.5% 6/22/07	8,301,000	8,304,544
Sussex County Gen. Oblig. BAN 4.5% 6/22/07	2,000,000	2,000,887
Township of Washington Morris County BAN 4.25% 10/26/07	6,499,000	6,515,411
Trenton Gen. Oblig. BAN 4% 5/16/08	13,700,000	13,736,621
Union Township Gen. Oblig. BAN 4% 1/10/08	2,200,000	2,205,189
West Milford Township Gen. Oblig. BAN 4% 4/25/08	6,241,585	6,258,857
Woodbridge Township Board of Ed. BAN 4% 12/26/07	10,190,000	10,208,531
		1,342,422,245
New Jersey/Pennsylvania - 2.7%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Participating VRDN:
Series Merlots 00 B4, 3.86% (Liquidity Facility Wachovia Bank NA) (c)(e)	4,110,000	4,110,000
Series Merlots 00 K, 3.83% (Liquidity Facility Wachovia Bank NA) (c)(e)	13,000,000	13,000,000
Series PA 606, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	14,200,000	14,200,000
Series SG 53, 3.79% (Liquidity Facility Societe Generale) (c)(e)	5,700,000	5,700,000
Series SGA 89, 3.9% (Liquidity Facility Societe Generale) (c)(e)	6,000,000	6,000,000
		43,010,000
Municipal Securities - continued
	Principal Amount	Value
New York & New Jersey - 3.8%
Port Auth. of New York & New Jersey:
Participating VRDN:
Series EGL 03 59 Class A, 3.81% (Liquidity Facility Citibank NA) (c)(e)	$ 5,000,000	$ 5,000,000
Series EGL 06 0134, 3.81% (Liquidity Facility Citibank NA) (c)(e)	11,200,000	11,200,000
Series EGL 06 0140, 3.81% (Liquidity Facility Citibank NA) (c)(e)	11,400,000	11,400,000
Series PA 1251, 3.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	1,900,000	1,900,000
Series ROC II R475, 3.8% (Liquidity Facility Citibank NA) (c)(e)	2,940,000	2,940,000
Series 1992 2, 3.81%, VRDN (c)(f)	6,900,000	6,900,000
Series 1997 1, 3.81%, VRDN (c)(f)	8,900,000	8,900,000
Series 1997 2, 3.81%, VRDN (c)(f)	10,400,000	10,400,000
Series 2004 1, 3.8%, VRDN (c)	2,000,000	2,000,000
		60,640,000
Puerto Rico - 7.1%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Participating VRDN Series ROC II R 10001 CE, 3.82% (Liquidity Facility Citigroup, Inc.) (c)(e)	21,600,000	21,600,000
Puerto Rico Commonwealth Gen. Oblig. Participating VRDN:
Series Merlots 00 EE, 3.81% (Liquidity Facility Wachovia Bank NA) (c)(e)	900,000	900,000
Series MT 218, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	3,600,000	3,600,000
Series MT 251, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,000,000	5,000,000
Series PA 774R, 3.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	1,770,000	1,770,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Participating VRDN 3.79% (Liquidity Facility Citibank NA) (c)(e)	1,000,000	1,000,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Participating VRDN:
Series GS 07 36, 3.81% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(e)	2,300,000	2,300,000
Series MACN 06 H, 3.78% (Liquidity Facility Bank of America NA) (c)(e)	2,800,000	2,800,000
Series MACN 06 M, 3.78% (Liquidity Facility Bank of America NA) (c)(e)	3,005,000	3,005,000
Series MACN 06 R, 3.78% (Liquidity Facility Bank of America NA) (c)(e)	5,000,000	5,000,000
Municipal Securities - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Participating VRDN: - continued
Series Merlots 00 FFF, 3.81% (Liquidity Facility Wachovia Bank NA) (c)(e)	$ 2,715,000	$ 2,715,000
Series ROC II R 785 CE, 3.79% (Liquidity Facility Citigroup, Inc.) (c)(e)	3,815,000	3,815,000
Series ROC II R 790, 3.79% (Liquidity Facility Citibank NA) (c)(e)	22,000,000	22,000,000
Puerto Rico Commonwealth Infrastructure Fing. Auth. Participating VRDN:
Series I-3, 3.78% (Liquidity Facility Royal Bank of Canada) (c)(e)	6,765,000	6,765,000
Series MT 258, 3.75% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(e)	11,855,000	11,855,000
Puerto Rico Convention Ctr. District Auth. Hotel Occupancy Tax Rev. Participating VRDN Series MS 1290, 3.78% (Liquidity Facility Morgan Stanley) (c)(e)	5,000,000	5,000,000
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN:
Series MS 1276, 3.78% (Liquidity Facility Morgan Stanley) (c)(e)	4,500,000	4,500,000
Series Putters 147, 3.78% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	2,900,000	2,900,000
Series RobIns 16, 3.79% (Liquidity Facility Bank of New York, New York) (c)(e)	2,165,000	2,165,000
Series SGA 43, 3.81% (Liquidity Facility Societe Generale) (c)(e)	4,310,000	4,310,000
Puerto Rico Indl., Tourist, Edl., Med. & Envir. Cont. Facilities Fing. Auth. (Ana G. Mendez Univ. Sys. Proj.) Series 1998, 3.88%, LOC Banco Santander Central Hispano SA, VRDN (c)	1,450,000	1,450,000
		114,450,000
	Shares
Other - 1.4%
Fidelity Tax-Free Cash Central Fund, 3.86% (a)(d)	23,041,146	23,041,146
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $1,588,518,391)		1,588,518,391
NET OTHER ASSETS - 1.0%		15,851,767
NET ASSETS - 100%		$ 1,604,370,158
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $50,480,000 or 3.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
New Jersey Gen. Oblig. Bonds Series PT 2509, 3.6%, tender 6/7/07 (Liquidity Facility Dexia Cr. Local de France)	11/13/06	$ 7,480,000
New Jersey Gen. Oblig. Bonds Series PT 3272, 3.71%, tender 10/11/07 (Liquidity Facility Dexia Cr. Local de France)	2/21/06	$ 2,500,000
New Jersey Trans. Trust Fund Auth. Bonds Series PT 2572, 3.71%, tender 10/4/07 (Liquidity Facility Dexia Cr. Local de France)	3/17/05	$ 1,880,000
New Jersey Trans. Trust Fund Auth. Bonds Series PT 2500, 3.71%, tender 10/4/07 (Liquidity Facility Dexia Cr. Local de France)	11/22/05 - 11/20/06	$ 12,420,000
Security	Acquisition Date	Cost
Port Auth. of New York & New Jersey Series 1992 2, 3.81%, VRDN	2/14/92	$ 6,900,000
Port Auth. of New York & New Jersey Series 1997 1, 3.81%, VRDN	8/9/02	$ 8,900,000
Port Auth. of New York & New Jersey Series 1997 2, 3.81%, VRDN	9/15/97	$ 10,400,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$ 84,845

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2007 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,565,477,245)	$ 1,565,477,245
Fidelity Central Funds (cost $23,041,146)	23,041,146
Total Investments (cost $1,588,518,391)		$ 1,588,518,391
Cash		4,708,325
Receivable for investments sold		529,597
Receivable for fund shares sold		10,391,986
Interest receivable		18,542,945
Distributions receivable from Fidelity Central Funds		22,035
Receivable from investment adviser for expense reductions		16,818
Other receivables		267,808
Total assets		1,622,997,905

Liabilities
Payable for investments purchased Regular delivery	$ 6,796,812
Delayed delivery	7,015,750
Payable for fund shares redeemed	3,985,267
Distributions payable	463,867
Accrued management fee	255,110
Distribution fees payable	22
Other affiliated payables	110,919
Total liabilities		18,627,747

Net Assets		$ 1,604,370,158
Net Assets consist of:
Paid in capital		$ 1,604,146,278
Undistributed net investment income		27,623
Accumulated undistributed net realized gain (loss) on investments		196,257
Net Assets		$ 1,604,370,158

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2007 (Unaudited)

New Jersey AMT Tax-Free Money Market: Net Asset Value, offering price and redemption price per share ($647,067,445 ÷ 646,709,676 shares)	$ 1.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($957,177,263 ÷ 957,003,474 shares)	$ 1.00

Service Class: Net Asset Value, offering price and redemption price per share ($125,450 ÷ 125,426 shares)	$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended May 31, 2007 (Unaudited)

Investment Income
Interest		$ 23,446,925
Income from Fidelity Central Funds		84,845
Total income		23,531,770

Expenses
Management fee	$ 2,232,550
Transfer agent fees	232,043
Distribution fees	31
Independent trustees' compensation	1,985
Total expenses before reductions	2,466,609
Expense reductions	(807,788)	1,658,821
Net investment income		21,872,949
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		121,891
Net increase in net assets resulting from operations		$ 21,994,840

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2007 (Unaudited)	Year ended November 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 21,872,949	$ 29,304,012
Net realized gain (loss)	121,891	221,934
Net increase in net assets resulting from operations	21,994,840	29,525,946
Distributions to shareholders from net investment income	(21,873,203)	(29,306,886)
Distributions to shareholders from net realized gain	(110,005)	-
Total distributions	(21,983,208)	(29,306,886)
Share transactions - net increase (decrease)	521,833,637	292,359,076
Total increase (decrease) in net assets	521,845,269	292,578,136

Net Assets
Beginning of period	1,082,524,889	789,946,753
End of period (including undistributed net investment income of $27,623 and undistributed net investment income of $27,877, respectively)	$ 1,604,370,158	$ 1,082,524,889

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - New Jersey AMT Tax-Free Money Market

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.017	.031	.020	.009	.008	.012
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	.017	.031	.020	.009	.008	.012
Distributions from net investment income	(.017)	(.031)	(.020)	(.009)	(.008)	(.012)
Distributions from net realized gain	- F	-	- F	-	- F	-
Total distributions	(.017)	(.031)	(.020)	(.009)	(.008)	(.012)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	1.69%	3.09%	2.01%	.86%	.83%	1.23%
Ratios to Average Net Assets D, E
Expenses before reductions	.39% A	.43%	.43%	.43%	.43%	.43%
Expenses net of fee waivers, if any	.33% A	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.26% A	.26%	.28%	.33%	.33%	.31%
Net investment income	3.35% A	3.07%	1.99%	.87%	.78%	1.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 647,067	$ 1,082,525	$ 789,947	$ 673,713	$ 570,862	$ 571,396

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Period ended May 31, 2007 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00
Income from Investment Operations
Net investment income	.004
Distributions from net investment income	(.004)
Net asset value, end of period	$ 1.00
Total Return B, C	.43%
Ratios to Average Net Assets D, F
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.20%A
Expenses net of all reductions	.12%A
Net investment income	3.63%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 957,177

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E For the period April 18, 2007 (commencement of sale of shares) to May 31, 2007.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class

Period ended May 31, 2007 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00
Income from Investment Operations
Net investment income	.004
Distributions from net investment income	(.004)
Net asset value, end of period	$ 1.00
Total Return B, C	.40%
Ratios to Average Net Assets D, F
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.45% A
Expenses net of all reductions	.37% A
Net investment income	3.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 125

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E For the period April 18, 2007 (commencement of sale of shares) to May 31, 2007.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2007 (Unaudited)

1. Organization.

Fidelity New Jersey AMT Tax-Free Money Market Fund (the Fund) is a fund of Fidelity Court Street Trust II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers New Jersey AMT Tax-Free Money Market, Institutional Class and Service Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund commenced sale of shares of Institutional Class, Service Class, and the existing class was designated New Jersey AMT Tax-Free Money Market on April 18, 2007. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted by

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day.

Investment Transactions and Income. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and income distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -
Cost for federal income tax purposes	$ 1,588,518,391

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable

Semiannual Report

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The Board of Trustees approved an amendment to the management contract lowering the management fee from .43% to .20% of average net assets effective April 1, 2007. Under the amended management contract, FMR will pay all other fund-level expenses except the compensation of the independent Trustees and certain expenses such as interest expense, including commitment fees. The management fee paid to FMR by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. For the period, the total annualized management fee rate was .34% of the Fund's average net assets.

In addition, The Board of Trustees approved a new expense contract for New Jersey AMT Tax-Free Money Market effective April 1, 2007. Under the expense contract, FMR pays class level expenses so that the total expenses do not exceed, expressed as a percentage of class average net assets, .35% with certain exceptions such as interest expense, including commitment fees.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a Service Fee based on an annual percentage of Service Class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Distribution and Service Plan - continued

support services. For the period, the Service Fee rate and the total amount paid to and retained by FDC were as follows:

	Service Fee	Paid to FDC	Retained by FDC
Service Class	.25%	$ 31	$ 31

Transfer Agent Fees. Citibank N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the Fund's transfer and shareholder servicing agent and accounting functions. The Board of Trustees approved a new transfer agent contract with Citibank. The Board of Trustees approved a new transfer agent contract with Citibank and a new sub-arrangement with FSC effective April 1, 2007. Under the new contract, transfer agent fees for each class are based on an annual rate, expressed as a percentage of each class' average net assets, of .10% for New Jersey AMT Tax-Free Money Market and .05% each for Institutional Class shares and Service Class shares. Prior to April 1, 2007, FMR paid for the transfer agent fees on behalf of New Jersey AMT Tax-Free Money Market under the terms of the management fee contract. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FSC, were as follows:

	Amount	% of Average Net Assets*
New Jersey AMT Tax-Free Money Market	$ 213,962.03
Institutional Class	18,073.05
Service Class	8.05
Total	$ 232,043

* Annualized

5. Expense Reductions.

Prior to April 1, 2007, FMR voluntarily agreed to reimburse the Fund to the extent operating expenses exceeded .35% of average net assets. Some expenses, for example interest expense, including commitment fees, were excluded from this reimbursement. During the period, this reimbursement reduced the Fund's expenses by $332,550. Effective April 1, 2007, under the new expense contract for New Jersey AMT Tax-Free Money Market, the voluntary expense limitation was eliminated. Effective April 18, 2007, FMR

Semiannual Report

5. Expense Reductions - continued

has contractually agreed to reimburse Institutional Class and Service Class to the extent that annual operating expenses, expressed as a percentage of each class' average net assets, exceed .45% and .20%, respectively. During the period, this reimbursement reduced Institutional Class and Service Class expenses by $17,095 and $8, respectively.

In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $453,880. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
New Jersey AMT Tax-Free Money Market	$ 4,255

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2007 A	Year ended November 30, 2006
From net investment income
New Jersey AMT Tax-Free Money Market	$ 20,555,216	$ 29,306,886
Institutional Class	1,317,561	-
Service Class	426	-
Total	$ 21,873,203	$ 29,306,886
From net realized gain
New Jersey AMT Tax-Free Money Market	$ 110,005	$ -
Institutional Class	-	-
Service Class	-	-
Total	$ 110,005	$ -

A Distributions for Institutional Class and Service Class are for the period April 18, 2007 (commencement of sale of shares) to May 31, 2007

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

	Six months ended May 31, 2007 A	Year ended November 30, 2006
New Jersey AMT Tax-Free Money Market Shares sold	783,870,868	848,088,057
Reinvestment of distributions	18,691,840	26,850,153
Shares redeemed	(1,237,857,971)	(582,579,134)
Net increase (decrease)	(435,295,263)	292,359,076
Institutional Class Shares sold	980,470,470	-
Reinvestment of distributions	995,455	-
Shares redeemed	(24,462,451)	-
Net increase (decrease)	957,003,474	-
Service Class Shares sold	125,000	-
Reinvestment of distributions	426	-
Shares redeemed	-	-
Net increase (decrease)	125,426	-

A Share transactions for Institutional Class and Service Class are for the period April 18, 2007 (commencement of sale of shares) to May 31, 2007.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity New Jersey AMT Tax-Free Money Market Fund

On March 15, 2007, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended and restated management contract (the Amended Contract) for the fund, effective April 1, 2007. The Amended Contract lowers the fund's management fee from 43 basis points to 20 basis points of the fund's average daily net assets. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In determining whether to approve the Amended Contract for the fund, the Board was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline.

Shareholder and Administrative Services. The Board considered the nature, quality, cost and extent of advisory, administrative, distribution and shareholder services performed by the Investment Advisers and affiliated companies.

Investment Performance. The Board noted that the approval of the Amended Contract would not change the fund's portfolio manager, the investment processes, the level or nature of services provided, the resources and personnel allocated, or its trading and compliance operations.

Based on this review of services, the Board concluded that the nature, extent, and quality of services provided to the fund will benefit shareholders of the fund.

Competitiveness of Management Fees and Total Fund Expenses. The Board considered that under the fund's existing management contract, the fund was paying an all-inclusive management fee, whereby FMR was responsible for payment of virtually all fund-level expenses. In approving the Amended Contract, the Board considered that the Amended Contract requires FMR to pay fund-level expenses (such as custody, pricing and bookkeeping, legal, and audit fees), but not class-level expenses (such as transfer agent fees and 12b-1 fees). The Board also considered that the Amended Contract reduces the fund's management fee from 43 basis points to 20 basis points of the fund's average daily assets. The Board noted that the lower management fee rate proposed for the fund would have ranked the fund's management fee below the median of its competitors for 2006.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In connection with its review of the fund's total expenses, the Board considered the fund's management fee as well as the fund's non-management expenses, such as transfer agent fees. The Board approved changes (effective April 1, 2007) in the contractual arrangements for the fund that (i) set the transfer agent fee at 10 basis points, and (ii) limit total expenses of the fund to 35 basis points, pursuant to a new expense contract. The Board noted that projected total expenses for the fund's shareholders would be 30 basis points, and that total expenses may not exceed 35 basis points without Board and shareholder approval.

The Board recognized that, although the new flat transfer agent fee rate would be higher than the effective rate for calendar year 2006 (approximately 7.6 bp), total expenses paid by shareholders would be 5 to 10 basis points lower under the new contractual expense arrangements. The Board also noted that the projected total expenses of the fund would have ranked below the median of its competitors for 2006.

Based on this review, the Board concluded that the fund's management fee and total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. In connection with its approval of the fund's Amended Contract, the Board did not consider data regarding the impact on Fidelity's costs of services, revenues, or profitability from the new arrangement because it was approving an arrangement that reduces the management fee and total expenses that the fund pays. The Board noted Fidelity's assertion that reducing the management fee for the fund would reduce Fidelity's profitability. In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. In connection with its approval of the fund's Amended Contract, the Board did not consider economies of scale because the arrangement lowers the fund's management fee and, under the expense contract, FMR will bear all class-level expenses of the fund's existing class of shareholders so that the class's total expenses do not exceed 35 basis points. In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after consideration of all material factors, the Board concluded that the advisory fee structure is fair and reasonable, and that the Amended Contract should be approved.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

and

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions

and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

SNJ-USAN-0707
1.850772.100

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Court Street Trust II's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Court Street Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Court Street Trust II

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	July 17, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	July 17, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	July 17, 2007